[LOGO]
-------
 PBHG

 FUNDS
-------

          THE
          PBHG
          FUNDS,
          INC.




                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 1997

                                TABLE OF CONTENTS



1                                                        MESSAGE TO SHAREHOLDERS

                               PORTFOLIO HIGHLIGHTS AND STATEMENTS OF NET ASSETS
                                                    PBHG AGGRESSIVE GROWTH FUNDS
3                                                               PBHG GROWTH FUND
7                                                      PBHG EMERGING GROWTH FUND
11                                                    PBHG LARGE CAP GROWTH FUND
14                                                       PBHG SELECT EQUITY FUND
16                                                         PBHG CORE GROWTH FUND
19                                                             PBHG LIMITED FUND
22                                                        PBHG LARGE CAP 20 FUND

                                                                PBHG VALUE FUNDS
24                                                     PBHG LARGE CAP VALUE FUND
27                                                       PBHG MID-CAP VALUE FUND
31                                                     PBHG SMALL CAP VALUE FUND

                                                            PBHG SPECIALTY FUNDS
35                                                       PBHG INTERNATIONAL FUND
37                                                       PBHG CASH RESERVES FUND
39                                         PBHG TECHNOLOGY & COMMUNICATIONS FUND
42                                             PBHG STRATEGIC SMALL COMPANY FUND

49                                           STATEMENT OF ASSETS AND LIABILITIES

50                                                       STATEMENT OF OPERATIONS

52                                            STATEMENT OF CHANGES IN NET ASSETS

54                                                          FINANCIAL HIGHLIGHTS

56                                                 NOTES TO FINANCIAL STATEMENTS

                                            ====================================
                                                         MESSAGE TO SHAREHOLDERS
                                            ====================================

DEAR FELLOW SHAREHOLDERS:

We are pleased to send you the Semi-Annual Report for The PBHG Funds, Inc. for the six months ended September 30, 1997. This has been a very active and exciting time for The PBHG Funds, Inc. The addition of several new funds, enhanced new fund services including our own Shareholder Services Center, and a volatile market have all played a role in shaping our last half year.


NEW FUNDS

During the past six months we have added two new funds to our Value offerings, so that our shareholders have the opportunity to make small, mid, and large cap value investments through the PBHG Fund Family.

On May 1, 1997, we launched the PBHG Mid-Cap Value and the PBHG Small Cap Value Funds, which, along with the PBHG Large Cap Value Fund that opened in January of this year, bring our value offerings to three focused funds. Already, the Value Funds have made great contributions to the Fund Family in terms of diversifying performance for our investors, as well as broadening the overall company and market information on which our fund managers are focused.


PBHG FUNDS SERVICES

In August, we activated a new automated telephone service system for our shareholders -- PBHG FundLink. The system is an important step forward for our customers, as it provides 24-hour access to current prices of the Funds as well as total return and account balance information. Shareholders may also use FundLink to purchase, redeem, or exchange shares in any of the PBHG Funds.

We have also begun implementation of an in-house Shareholder Services Center. The new facility, which will be located at our new corporate headquarters, will benefit our shareholders greatly as it will centrally locate our professionals servicing our shareholders alongside those individuals producing investment returns. The new Shareholder Services Center will begin operating in January 1998.


INVESTMENT REVIEW

With the economic backdrop of moderate growth, low interest rates, and little threat of inflation accompanying us through the past two quarters, the equity markets turned in strong performances. The bluest-chip, large cap names that led the market during the previous twelve months began to slow, letting small cap stocks gain back some ground they had lost during 1996 and early 1997. The last two quarters were also witness to some of the highest volatility the markets have experienced. We saw weeks crowded with 100-point-plus intra-day swings in the Dow Jones Industrial Average, making the last few months an incredibly busy and capricious time for investors.

====================================
             MESSAGE TO SHAREHOLDERS
====================================

The following Equity Style Portfolio Indexes published by Wilshire Associates shows the returns of various investment disciplines during the six months ended September 30, 1997:

LARGE CAP GROWTH         LARGE CAP VALUE         MIDCAP GROWTH         MID-CAP VALUE         SMALL CAP GROWTH        SMALL CAP VALUE
     28.33%                  24.69%                 31.19%                24.64%                  40.58%                  26.99%

Our Funds performed well in this environment, a welcome improvement after a very difficult period in the market for smaller stocks. The Portfolio and Financial Highlights for the six months ended September 30, 1997, contains each Fund's total return and expense data and can be found in the pages that follow. As we head into the final months of 1997, we remain focused on companies with strong businesses that they can grow and sustain during the coming quarters. Again, we remind our shareholders, our investment strategy is considered high in risk, and therefore, portfolio volatility may be relatively high in the short-term. As investors, we make our decisions with the goal of long-term outperformance in mind. We encourage our shareholders to make the same commitment to a long-term investment strategy.

Once again, we thank you for choosing the PBHG Funds for your investment portfolio. We appreciate your loyalty and commitment, and we look forward to continuing a long-term relationship with you.

Sincerely,




[PHOTOGRAPH]                               [PHOTOGRAPH]






/s/ Harold J. Baxter                       /s/ Gary L. Pilgrim
Harold J. Baxter                           Gary L. Pilgrim
Chairman                                   President
The PBHG Funds, Inc.                       The PBHG Funds, Inc.

                   =============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                   =============================================================

PBHG GROWTH FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 Cash                         8%
                 Consumer                    15%
                 Energy                       9%
                 Financial                    5%
                 Health                      13%
                 Services                    23%
                 Technology                  27%

--------------------------------------------------------------------------------
Objective    -- Capital appreciation

Invests in   -- Small to medium, high-growth companies in any field

Strategy     -- While the Fund is currently making the majority of purchase selections in the $500 million to $2.5 billion range, the weighted average capitalization of the Fund has increased from a year ago. This is attributable to the higher valuation levels of a rising market, and our decision to maintain positions in some companies exceeding $2 billion in market capitalization as long as they meet our high-growth criteria. However, approximately 60% of the Fund's investments have annual revenues of under $400 million, still comfortably in the small company category.

----------------------------------            ----------------------------------
Top Five Performers*                          Bottom Five Performers*
Citrix Systems                                Clarify(1)
Saville Systems ADR                           APAC Teleservices(1)
Varco International                           Pure Atria(1)
Sanmina                                       Compdent(1)
Accustaff                                     Chesapeake Energy

 * During the six month period ended September 30, 1997

(1) This security was completely sold during the period


                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   6 Months(2)   1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
PBHG Growth Fund-PBHG Class         31.91%       -1.56%      30.70%      17.80%
--------------------------------------------------------------------------------
PBHG Growth Fund-Advisor Class(3)   31.76%       -1.77%      30.64%      17.77%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Growth Fund, versus the Russell 2000 Growth Index, and the Lipper Mid-Cap Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                 PBHG      Russell   Lipper Capital  Lipper Mid-Cap
      12/85      10000      10000        10000          10000
      3/86       11510      11481        11627          11622
      3/87       16870      13175        13758          14707
      3/88       14665      10888        12425          13053
      3/89       15249      11991        14097          14817
      3/90       19383      13057        16078          17358
      3/91       22667      14462        17816          20422
      3/92       25781      17206        20942          24664
      3/93       34668      17726        23745          27996
      3/94       47592      19628        25948          30633
      3/95       54217      21057        27845          33384
      3/96       82139      27660        36101          43286
      3/97       68372      26051        38440          45229
      9/97       90190      35804        49634          59920


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month returns have not been annualized.

3 The performance shown for the Advisor Class (formerly known as the Trust Class) prior to its inception on August 19, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 19, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The aggregate total return of PBHG Growth Fund-Advisor Class since its inception date was 7.98%.

4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Mid-Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index. The performance figures are based on changes in net assets value of the funds in the category with all capital gains distributions and income dividends reinvested.


                      =================================================================
                           STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                      =================================================================

                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- 93.3%
Consumer -- 15.2%
Building Material Chains -- 0.4%
Eagle Hardware & Garden*                                   1,107,400        $   21,802
--------------------------------------------------------------------------------------
                                                                                21,802
--------------------------------------------------------------------------------------
Consumer Products Miscellaneous -- 0.8%
Blyth Industries*                                          1,860,650            52,098
--------------------------------------------------------------------------------------
                                                                                52,098
--------------------------------------------------------------------------------------
Hotels/Resorts -- 3.1%
Doubletree*                                                1,679,100            81,016
Prime Hospitality*                                         2,933,100            66,178
Signature Resorts*                                         1,016,900            48,303
--------------------------------------------------------------------------------------
                                                                               195,497
--------------------------------------------------------------------------------------
Packaged Goods/Cosmetics -- 1.5%
Rexall Sundown*                                            2,053,800            93,705
--------------------------------------------------------------------------------------
                                                                                93,705
--------------------------------------------------------------------------------------
Retail-Apparel -- 0.3%
Goodys Family Clothing*                                      630,600            20,337
--------------------------------------------------------------------------------------
                                                                                20,337
--------------------------------------------------------------------------------------
Retail-Catalog -- 2.2%
CDW Computer Centers*                                      1,089,200            70,526
MSC Industrial Direct*                                     1,466,500            67,459
--------------------------------------------------------------------------------------
                                                                               137,985
--------------------------------------------------------------------------------------
Retail-Department Stores -- 1.6%
Proffitt's*                                                1,691,200           100,204
--------------------------------------------------------------------------------------
                                                                               100,204
--------------------------------------------------------------------------------------
Retail-Discount Stores -- 1.3%
Dollar Tree Stores*                                        1,871,200            78,707
--------------------------------------------------------------------------------------
                                                                                78,707
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

---------------------------------------------------------------------------------------
                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Retail-Home Furnishing -- 1.1%
Bed Bath & Beyond*                                         2,034,000        $   71,444
--------------------------------------------------------------------------------------
                                                                                71,444
--------------------------------------------------------------------------------------
Retail-Specialty -- 2.0%
General Nutrition*                                         4,368,900           127,244
--------------------------------------------------------------------------------------
                                                                               127,244
--------------------------------------------------------------------------------------
Retail-Supermarkets/Drug Stores -- 0.9%
Whole Foods Market*                                        1,519,200            58,679
--------------------------------------------------------------------------------------
                                                                                58,679
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $689,154)                                                          957,702
--------------------------------------------------------------------------------------
Energy -- 9.2%
Contract Drilling -- 2.3%
Cliffs Drilling Company*                                     241,800            16,836
Global Marine*                                             2,174,500            72,302
Transocean Offshore                                        1,161,600            55,684
--------------------------------------------------------------------------------------
                                                                               144,822
--------------------------------------------------------------------------------------
Exploration & Production -- 1.6%
Chesapeake Energy                                          6,523,008            74,199
Ocean Energy*                                                420,300            29,001
--------------------------------------------------------------------------------------
                                                                               103,200
--------------------------------------------------------------------------------------
Service/Equipment -- 5.3%
Hvide Marine*                                                370,100            11,843
Input/Output*                                              1,837,500            54,436
National-Oilwell*                                            878,900            65,753
Pool Energy Services*                                        884,900            29,976
Tidewater                                                  1,179,000            69,856
Tuboscope*                                                   585,000            18,354
Varco International*                                       1,493,000            72,411
Veritas*                                                     186,300             7,929
--------------------------------------------------------------------------------------
                                                                               330,558
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $523,386)                                                          578,580
--------------------------------------------------------------------------------------
Financial -- 4.6%
Consumer Finance -- 2.0%
Contifinancial*                                            1,969,100            63,996
Money Store (The)                                          2,126,600            60,608
--------------------------------------------------------------------------------------
                                                                               124,604
--------------------------------------------------------------------------------------
Diversified Financial Service -- 0.4%
Amresco                                                      711,400            26,411
--------------------------------------------------------------------------------------
                                                                                26,411
--------------------------------------------------------------------------------------
Insurance -- 2.2%
HCC Insurance Holdings                                     2,351,700            62,467
Vesta Insurance Group                                      1,310,250            74,684
--------------------------------------------------------------------------------------
                                                                               137,151
--------------------------------------------------------------------------------------
   Total Financial
      (Cost $235,069)                                                          288,166
--------------------------------------------------------------------------------------
Health -- 13.1%
Contract Research -- 1.8%
Quintiles Transnational*                                   1,369,000           115,338
--------------------------------------------------------------------------------------
                                                                               115,338
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 1.1%
Dura Pharmaceuticals*                                      1,591,900            69,447
--------------------------------------------------------------------------------------
                                                                                69,447
--------------------------------------------------------------------------------------
Health Care Management Services -- 0.5%
Access Health Marketing*                                     816,000            28,152
--------------------------------------------------------------------------------------
                                                                                28,152
--------------------------------------------------------------------------------------
Hospital -- 1.3%
Health Management Associates, Cl A*                        2,556,200            80,840
--------------------------------------------------------------------------------------
                                                                                80,840
--------------------------------------------------------------------------------------
Hospital/Nursing Management -- 2.5%
Genesis Health Ventures*                                   1,435,000            55,875
Multicare*                                                 2,198,600            61,148
Sunrise Assisted Living*                                   1,085,000            39,196
--------------------------------------------------------------------------------------
                                                                               156,219
--------------------------------------------------------------------------------------
Managed Care-Dental -- 0.4%
Orthodontic Centers of America*                            1,352,700            27,054
--------------------------------------------------------------------------------------
                                                                                27,054
--------------------------------------------------------------------------------------
Medical Devices -- 0.0%
Theragenics*                                                  45,000             2,233
--------------------------------------------------------------------------------------
                                                                                 2,233
--------------------------------------------------------------------------------------
Miscellaneous-Health -- 0.2%
Incyte Pharmaceuticals*                                      152,000            12,768
--------------------------------------------------------------------------------------
                                                                                12,768
--------------------------------------------------------------------------------------
Pharmaceutical Services -- 2.0%
Express Scripts, Cl A*                                     1,083,800            58,390
Omnicare                                                   2,080,200            67,606
--------------------------------------------------------------------------------------
                                                                               125,996
--------------------------------------------------------------------------------------
Physician Practice Management -- 1.7%
FPA Medical Management*                                      865,200            29,741
Pediatrix Medical Group*                                     851,100            37,555
Phycor*                                                    1,403,612            40,793
--------------------------------------------------------------------------------------
                                                                               108,089
--------------------------------------------------------------------------------------
Special Outpatient Facility -- 1.6%
Renal Treatment Centers*                                     774,700            27,550
Total Renal Care Holdings*                                 1,458,000            72,900
--------------------------------------------------------------------------------------
                                                                               100,450
--------------------------------------------------------------------------------------
   Total Health
      (Cost $634,897)                                                          826,586
--------------------------------------------------------------------------------------
Services -- 23.6%
Advertising -- 0.2%
Lamar Advertising*                                           441,900            13,533
--------------------------------------------------------------------------------------
                                                                                13,533
--------------------------------------------------------------------------------------
Commercial Services -- 0.5%
Caribiner International*                                     768,700            31,325
--------------------------------------------------------------------------------------
                                                                                31,325
--------------------------------------------------------------------------------------

                                         ==============================================
                                                                   THE PBHG FUNDS, INC.
                                         ==============================================

---------------------------------------------------------------------------------------
                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Communications Services -- 0.5%
Premiere Technologies*                                       983,800        $   33,572
--------------------------------------------------------------------------------------
                                                                                33,572
--------------------------------------------------------------------------------------
Correctional Services -- 2.6%
Corrections Corp. of America*                              3,771,000           164,039
--------------------------------------------------------------------------------------
                                                                               164,039
--------------------------------------------------------------------------------------
Educational Services -- 4.4%
Apollo Group, Cl A*                                        2,610,300           110,611
CBT Group ADR*                                             1,376,500           110,464
Devry*                                                     1,864,900            55,714
--------------------------------------------------------------------------------------
                                                                               276,789
--------------------------------------------------------------------------------------
Electronic Commerce -- 2.4%
Sterling Commerce*                                         2,112,900            75,932
Transaction Systems Architects*                            1,909,600            77,578
--------------------------------------------------------------------------------------
                                                                               153,510
--------------------------------------------------------------------------------------
Employment Services -- 2.3%
Accustaff*                                                 3,433,565           108,157
Corestaff*                                                 1,194,700            38,679
--------------------------------------------------------------------------------------
                                                                               146,836
--------------------------------------------------------------------------------------
Environmental -- 1.7%
Newpark Resources*                                         1,479,600            58,167
US Filter*                                                 1,199,700            51,662
--------------------------------------------------------------------------------------
                                                                               109,829
--------------------------------------------------------------------------------------
Radio/Television -- 0.8%
Clear Channel Communications*                                788,200            51,134
--------------------------------------------------------------------------------------
                                                                                51,134
--------------------------------------------------------------------------------------
Systems Integrator -- 3.7%
Cambridge Technology Partners*                             2,820,800           101,020
Ciber*                                                       955,300            45,138
Computer Horizons*                                           719,200            26,071
Computer Task Group                                          586,700            24,604
International Network Services*                              839,500            17,210
Sapient*                                                     335,800            17,084
--------------------------------------------------------------------------------------
                                                                               231,127
--------------------------------------------------------------------------------------
Transactions Processing -- 4.5%
Affiliated Computer Services, Cl A*                          969,900            24,005
Concord EFS*                                               2,842,225            76,740
National Data                                              1,848,300            75,780
Saville Systems ADR*                                       1,491,500           104,778
--------------------------------------------------------------------------------------
                                                                               281,303
--------------------------------------------------------------------------------------
   Total Services
      (Cost $1,049,480)                                                      1,492,997
--------------------------------------------------------------------------------------
Technology -- 27.6%
Cables/Fiberoptics -- 1.0%
Kent Electronics*                                          1,562,500            61,719
--------------------------------------------------------------------------------------
                                                                                61,719
--------------------------------------------------------------------------------------
Client/Server Help Desk -- 0.7%
Remedy*                                                    1,267,800            43,660
--------------------------------------------------------------------------------------
                                                                                43,660
--------------------------------------------------------------------------------------
Contract Manufacturing -- 2.7%
Jabil Circuit*                                               718,600            47,068
Sanmina*                                                   1,379,200           119,387
--------------------------------------------------------------------------------------
                                                                               166,455
--------------------------------------------------------------------------------------
Design Automation Software -- 0.8%
Cadence Design Systems*                                      978,700            52,360
--------------------------------------------------------------------------------------
                                                                                52,360
--------------------------------------------------------------------------------------
Digital Video Related -- 0.4%
Gemstar*                                                   1,075,900            26,898
--------------------------------------------------------------------------------------
                                                                                26,898
--------------------------------------------------------------------------------------
Graphic/Image Processing -- 2.5%
Electronics For Imaging*                                   2,483,000           126,633
Splash Technologies Holdings*                                834,400            32,646
--------------------------------------------------------------------------------------
                                                                               159,279
--------------------------------------------------------------------------------------
Networking Security -- 1.1%
Checkpoint Software*                                         975,500            30,240
Security Dynamics Technology*                                950,300            35,280
--------------------------------------------------------------------------------------
                                                                                65,520
--------------------------------------------------------------------------------------
Networking Software -- 1.9%
McAfee Associates*                                         1,189,087            63,022
Veritas Software*                                          1,281,750            56,317
--------------------------------------------------------------------------------------
                                                                               119,339
--------------------------------------------------------------------------------------
PC-Peripherals Manufacturing -- 0.1%
Neomagic*                                                    321,900             6,498
--------------------------------------------------------------------------------------
                                                                                 6,498
--------------------------------------------------------------------------------------
Precision Instruments -- 2.4%
Cognex*                                                    2,205,200            72,496
Waters*                                                    1,740,700            76,917
--------------------------------------------------------------------------------------
                                                                               149,413
--------------------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 7.3%
ASE Test Limited*                                            208,400            17,662
Dallas Semiconductor                                       1,855,000            83,011
Lattice Semiconductor*                                     1,287,500            83,848
Linear Technology                                            974,600            67,004
Micrel*                                                      668,000            28,265
Microchip Technology*                                      3,117,950           140,795
Unitrode*                                                    520,700            38,597
--------------------------------------------------------------------------------------
                                                                               459,182
--------------------------------------------------------------------------------------
Semi-Conductor Production Equipment -- 1.4%
Integrated Process Equipment*                                736,700            33,639
Kulicke & Soffa Industries*                                  623,800            27,166
Orbotech Limited*                                            582,500            28,890
--------------------------------------------------------------------------------------
                                                                                89,695
--------------------------------------------------------------------------------------
Software-Client/Server -- 2.4%
Arbor Software*                                              393,900            18,242
Citrix Systems*                                            1,907,800            96,046
Peoplesoft*                                                  655,900            39,190
--------------------------------------------------------------------------------------
                                                                               153,478
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

---------------------------------------------------------------------------------------
                                                           Shares/Face        Market
Description                                                Amount (000)     Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Software-Manufacturing -- 1.1%
Aspect Development*                                          356,100        $   14,623
I2 Technologies*                                             530,000            21,995
Manugistics*                                                 859,000            30,709
--------------------------------------------------------------------------------------
                                                                                67,327
--------------------------------------------------------------------------------------
Software-Other -- 0.4%
Discreet Logic*                                            1,001,500            26,602
--------------------------------------------------------------------------------------
                                                                                26,602
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.1%
ADC Telecommunications*                                      150,000             4,875
--------------------------------------------------------------------------------------
                                                                                 4,875
--------------------------------------------------------------------------------------
Voice/Call Transaction Processing -- 1.3%
Comverse Technology*                                       1,590,000            83,873
--------------------------------------------------------------------------------------
                                                                                83,873
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $1,235,621)                                                      1,736,173
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $4,367,607)                                                      5,880,204
--------------------------------------------------------------------------------------
Repurchase Agreements -- 7.7%
Greenwich
   6.05%, dated 09/30/97, matures
   10/01/97, repurchase price
   $132,952,366 (collateralized by
   U.S. Government Obligations:
   total market value $135,592,377) (A)                     $132,930           132,930
J.P. Morgan
   6.05%, dated 09/30/97, matures
   10/01/97, repurchase price
   $313,677,680 (collateralized by
   U.S. Government Obligations:
   total market value $319,897,910) (A)                      313,625           313,625
Morgan GNMA
   6.05%, dated 09/30/97, matures
   10/01/97, repurchase price
   $36,771,179 (collateralized by
   U.S. Government Obligations:
   total market value $37,615,158) (A)                        36,765            36,765
--------------------------------------------------------------------------------------
   Total Repurchase Agreements
      (Cost $483,320)                                                          483,320
--------------------------------------------------------------------------------------
Total Investments -- 101.0%
   (Cost $4,850,927)                                                        $6,363,524
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- (1.0%)
Other Assets and Liabilities, Net                                              (63,211)
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 400 million shares --
    $0.001 par value) based on 224,362,299 outstanding shares
    of common stock                                                          4,930,720
Fund Shares of Advisor Class (authorized 200 million shares --
    $0.001 par value) based on 2,441,385 outstanding shares
    of common stock                                                             57,780
Accumulated net investment loss                                                (18,823)
Accumulated net realized loss on investments                                  (181,961)
Net unrealized appreciation on investments                                   1,512,597
--------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                   $6,300,313
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share -- PBHG Class                                                      $27.78
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share -- Advisor Class                                                   $27.71
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG EMERGING GROWTH FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Cash                                     6%
                Consumer                                15%
                Energy                                   4%
                Financial                                2%
                Health                                  10%
                Industrial/Basic                         2%
                Industrial/General Manufacturing         1%
                Services                                17%
                Technology                              41%
                Transportation                           2%



--------------------------------------------------------------------------------
Objective   -- Long-term growth of capital
Invests in  -- Small rapidly growing companies in any field
Strategy    -- The Fund's strategy is to invest in young, rapidly growing companies with prospects for continued growth. The Fund will typically target the following sectors: Technology, Healthcare, Consumer and Service. The Fund will remain diversified over a large number of securities, with no one security accounting for more than 3% of the portfolio.

---------------------------------              ---------------------------------
Top Five Performers*                           Bottom Five Performers*
Smart Modular Technologies                     INSO(1)
Remec                                          Forte Software(1)
Zoltek                                         Project Software(1)
Romac International                            Clarify(1)
PRI Automation                                 Videoserver(1)

 *   During the six month period ended September 30, 1997
(1)  This security was completely sold during the period.

                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                     Annualized
                                                                      Inception
                                 6 Months(2)  1 Year     3 Year       to Date(3)
--------------------------------------------------------------------------------
PBHG Emerging Growth Fund         38.01%       4.30%     28.35%        30.41%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Emerging Growth Fund, versus the Russell 2000 Growth Index, and the Lipper Small Cap Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                 PBHG      Russell    Lipper
                      6/30/93    10000      10000      10000
                      3/94       13100      10763      10839
                      3/95       17290      11547      11707
                      3/96       25963      15168      15464
                      3/97       22403      14285      16217
                      9/97       30919      19634      22135


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Emerging Growth Fund commenced operations on June 15, 1993.

4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Small Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

                       ================================================================
                           STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                       ================================================================

                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- 92.9%
Consumer -- 15.3%
Consumer Products Miscellaneous -- 0.8%
Suiza Foods*                                                 276,800        $   14,255
--------------------------------------------------------------------------------------
                                                                                14,255
--------------------------------------------------------------------------------------
Entertainment/Movies -- 0.9%
Cinar Films, Cl B*                                           177,500             6,767
Regal Cinemas*                                               353,600             9,503
--------------------------------------------------------------------------------------
                                                                                16,270
--------------------------------------------------------------------------------------
Hotels/Resorts -- 0.8%
Capstar Hotel*                                               144,900             4,863
Fairfield Communities*                                       263,700             9,905
--------------------------------------------------------------------------------------
                                                                                14,768
--------------------------------------------------------------------------------------
Packaged Goods/Cosmetics -- 1.2%
NBTY*                                                      1,024,300            21,638
--------------------------------------------------------------------------------------
                                                                                21,638
--------------------------------------------------------------------------------------
Restaurants -- 4.4%
CKE Restaurants                                              622,500            26,145
Logan's Roadhouse*                                           486,950            12,661
Papa John's International*                                   773,100            26,430
Showbiz Pizza Time*                                          666,300            15,325
--------------------------------------------------------------------------------------
                                                                                80,561
--------------------------------------------------------------------------------------
Retail-Apparel -- 2.3%
Goodys Family Clothing*                                      315,900            10,188
North Face*                                                  422,900            11,365
Pacific Sunwear of California*                               321,300            13,174
Stage Stores*                                                195,600             8,435
--------------------------------------------------------------------------------------
                                                                                43,162
--------------------------------------------------------------------------------------
Retail-Catalog -- 1.3%
Insight Enterprises*                                          84,150             2,788
Wilmar Industries*                                           769,600            20,779
--------------------------------------------------------------------------------------
                                                                                23,567
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

---------------------------------------------------------------------------------------
                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Retail-Office Products -- 1.4%
US Office Products*                                          757,000        $   26,684
--------------------------------------------------------------------------------------
                                                                                26,684
--------------------------------------------------------------------------------------
Shoe Manufacturing -- 1.0%
Wolverine World Wide                                         748,350            18,896
--------------------------------------------------------------------------------------
                                                                                18,896
--------------------------------------------------------------------------------------
Specialty Food/Candy -- 0.2%
Morningstar Group*                                            77,800             3,345
--------------------------------------------------------------------------------------
                                                                                 3,345
--------------------------------------------------------------------------------------
Toys -- 1.0%
Action Performance*                                          604,400            17,603
--------------------------------------------------------------------------------------
                                                                                17,603
--------------------------------------------------------------------------------------
   Total Consumer
      ($236,377)                                                               280,749
--------------------------------------------------------------------------------------
Energy -- 4.4%
Contract Drilling -- 2.0%
Atwood Oceanic*                                              121,600            13,695
Patterson Energy*                                            230,200            12,057
UTI Energy*                                                  265,200            10,956
--------------------------------------------------------------------------------------
                                                                                36,708
--------------------------------------------------------------------------------------
Service/Equipment -- 2.4%
Maverick Tube*                                               250,100            10,317
Pool Energy Services*                                        348,200            11,795
Trico Marine Services*                                       553,800            19,245
Tuboscope*                                                    87,800             2,754
--------------------------------------------------------------------------------------
                                                                                44,111
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $51,130)                                                            80,819
--------------------------------------------------------------------------------------
Financial -- 1.7%
Brokerage/Investment Bank -- 0.6%
E*Trade Group*                                               241,400            11,346
--------------------------------------------------------------------------------------
                                                                                11,346
--------------------------------------------------------------------------------------
Investment Firms -- 0.8%
Sirrom Capital                                               267,200            13,861
--------------------------------------------------------------------------------------
                                                                                13,861
--------------------------------------------------------------------------------------
Miscellaneous-Financial -- 0.3%
New Century Financial*                                       300,000             5,119
--------------------------------------------------------------------------------------
                                                                                 5,119
--------------------------------------------------------------------------------------
   Total Financial
      (Cost $21,265)                                                            30,326
--------------------------------------------------------------------------------------
Health -- 9.5%
Biotechnology -- 0.4%
Serologicals*                                                300,050             6,826
--------------------------------------------------------------------------------------
                                                                                 6,826
--------------------------------------------------------------------------------------
Contract Research -- 1.1%
Parexel International*                                       529,700            20,923
--------------------------------------------------------------------------------------
                                                                                20,923
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 1.1%
Medicis Pharmaceutical, Cl A*                                428,200            19,644
--------------------------------------------------------------------------------------
                                                                                19,644
--------------------------------------------------------------------------------------
Health Care-Services -- 0.8%
Rural/Metro*                                                 501,100            15,284
--------------------------------------------------------------------------------------
                                                                                15,284
--------------------------------------------------------------------------------------
Home Health Care -- 0.4%
Pediatric Services of America*                               364,700             8,525
--------------------------------------------------------------------------------------
                                                                                 8,525
--------------------------------------------------------------------------------------
Information Systems -- 0.6%
DAOU Systems*                                                 51,500             1,609
Impath*                                                      259,200             7,582
Medquist*                                                    112,050             2,619
--------------------------------------------------------------------------------------
                                                                                11,810
--------------------------------------------------------------------------------------
Managed Care-Dental -- 0.2%
First Commonwealth*                                          211,100             3,140
--------------------------------------------------------------------------------------
                                                                                 3,140
--------------------------------------------------------------------------------------
Medical Devices -- 3.3%
Minimed*                                                     364,500            14,307
Sabratek*                                                    464,500            16,896
Spine-Tech*                                                  287,300            10,810
Theragenics*                                                 367,000            18,212
--------------------------------------------------------------------------------------
                                                                                60,225
--------------------------------------------------------------------------------------
Pharmaceutical Services -- 0.5%
NCS Healthcare*                                              369,500             9,422
--------------------------------------------------------------------------------------
                                                                                 9,422
--------------------------------------------------------------------------------------
Special Outpatient Facility -- 1.1%
National Surgery Centers*                                    544,950            11,853
Renal Treatment Centers*                                     220,100             7,827
--------------------------------------------------------------------------------------
                                                                                19,680
--------------------------------------------------------------------------------------
   Total Health
      (Cost $144,800)                                                          175,479
--------------------------------------------------------------------------------------
Industrial/Basic -- 1.9%
Plastic/Carbon -- 1.9%
Zoltek*                                                      537,800            34,218
--------------------------------------------------------------------------------------
                                                                                34,218
--------------------------------------------------------------------------------------
   Total Industrial/Basic
      (Cost $18,245)                                                            34,218
--------------------------------------------------------------------------------------
Industrial/General Manufacturing -- 0.5%
Railroad -- 0.5%
Motivepower Industries*                                      340,900             8,863
--------------------------------------------------------------------------------------
                                                                                 8,863
--------------------------------------------------------------------------------------
   Total Industrial/General Manufacturing
      (Cost $8,078)                                                              8,863
--------------------------------------------------------------------------------------

                                                             ==========================
                                                                   THE PBHG FUNDS, INC.
                                                             ==========================

---------------------------------------------------------------------------------------
                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Services -- 16.9%
Educational Services -- 1.5%
Apollo Group, Cl A*                                          555,850        $   23,554
Edutrek International*                                       130,300             3,469
--------------------------------------------------------------------------------------
                                                                                27,023
--------------------------------------------------------------------------------------
Employment Service -- 3.7%
ABR Information Services*                                    789,600            21,813
Romac International*                                         832,100            36,300
Source Services*                                              25,000               744
Vincam Group*                                                328,100             9,433
--------------------------------------------------------------------------------------
                                                                                68,290
--------------------------------------------------------------------------------------
Engineering/Construction -- 0.4%
LCC International*                                           300,000             6,563
--------------------------------------------------------------------------------------
                                                                                 6,563
--------------------------------------------------------------------------------------
Environmental -- 1.1%
Superior Services*                                           544,600            15,521
Tetra Tech*                                                  215,625             5,283
--------------------------------------------------------------------------------------
                                                                                20,804
--------------------------------------------------------------------------------------
Information/Computer Services -- 1.3%
Computer Management Sciences*                                276,200             6,353
Forrester Research*                                          241,700             6,556
Meta Group*                                                  428,000            10,593
--------------------------------------------------------------------------------------
                                                                                23,502
--------------------------------------------------------------------------------------
Marketing Information -- 0.8%
Abacus Direct*                                               463,400            14,887
--------------------------------------------------------------------------------------
                                                                                14,887
--------------------------------------------------------------------------------------
Marketing Services -- 0.7%
CKS Group*                                                   365,800            13,718
--------------------------------------------------------------------------------------
                                                                                13,718
--------------------------------------------------------------------------------------
Printing Services/Forms -- 1.8%
Consolidated Graphics*                                       493,900            24,572
Mail-Well*                                                   290,200             7,872
--------------------------------------------------------------------------------------
                                                                                32,444
--------------------------------------------------------------------------------------
Systems Integrator -- 4.2%
Ciber*                                                       378,600            17,889
Deltek Systems*                                              259,800             5,391
Pomeroy Computer Resources*                                  206,900             8,845
Registry*                                                    123,020             5,674
Technology Solutions*                                        696,150            22,451
Whittman-Hart*                                               548,700            16,735
--------------------------------------------------------------------------------------
                                                                                76,985
--------------------------------------------------------------------------------------
Telemarketing -- 1.4%
Sykes Enterprises*                                           960,850            25,703
--------------------------------------------------------------------------------------
                                                                                25,703
--------------------------------------------------------------------------------------
   Total Services
      (Cost $243,307)                                                          309,919
--------------------------------------------------------------------------------------
Technology -- 41.0%
Automated Data Collection -- 0.9%
Eltron International*                                        491,800            16,875
--------------------------------------------------------------------------------------
                                                                                16,875
--------------------------------------------------------------------------------------
Client/Server Help Desk--1.5%
Great Plains Software*                                       232,000             6,496
Pegasystems*                                                 693,900            21,077
--------------------------------------------------------------------------------------
                                                                                27,573
--------------------------------------------------------------------------------------
Data Storage -- 1.5%
Box Hill Systems*                                            270,600             4,736
Network Appliance*                                           414,100            22,465
--------------------------------------------------------------------------------------
                                                                                27,201
--------------------------------------------------------------------------------------
Design Automation Software -- 1.1%
Tecnomatix Technologies Limited*                             208,700             7,983
Viewlogic Systems*                                           528,100            12,575
--------------------------------------------------------------------------------------
                                                                                20,558
--------------------------------------------------------------------------------------
Digital Video Related -- 0.5%
Gemstar International*                                       400,400            10,010
--------------------------------------------------------------------------------------
                                                                                10,010
--------------------------------------------------------------------------------------
Electronic Components -- 0.2%
Power-One*                                                    57,300               802
WPI Group*                                                   301,100             3,651
--------------------------------------------------------------------------------------
                                                                                 4,453
--------------------------------------------------------------------------------------
Embedded Software -- 1.8%
Wind River Systems*                                          817,350            33,716
--------------------------------------------------------------------------------------
                                                                                33,716
--------------------------------------------------------------------------------------
Graphic/Image Process -- 0.2%
Splash Technologies Holdings*                                 73,300             2,868
--------------------------------------------------------------------------------------
                                                                                 2,868
--------------------------------------------------------------------------------------
Networking Security -- 1.2%
Security Dynamics Technology*                                572,300            21,247
--------------------------------------------------------------------------------------
                                                                                21,247
--------------------------------------------------------------------------------------
Networking Services -- 0.4%
Apex PC Solutions*                                           208,700             7,905
--------------------------------------------------------------------------------------
                                                                                 7,905
--------------------------------------------------------------------------------------
PC-Peripherals Manufacturing -- 1.0%
Neomagic*                                                    815,500            16,463
Trident International*                                        93,600             1,591
--------------------------------------------------------------------------------------
                                                                                18,054
--------------------------------------------------------------------------------------
Precision Instruments -- 2.3%
Cognex*                                                      536,000            17,621
Faro Technology*                                              30,000               491
II-VI*                                                       570,600            15,121
Remec*                                                       226,100             8,253
--------------------------------------------------------------------------------------
                                                                                41,486
--------------------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 4.7%
Level One Communications*                                    381,800            15,367
Micrel*                                                      390,000            16,502
Sipex*                                                       851,600            27,038
Smart Modular Technologies*                                  322,100            26,734
--------------------------------------------------------------------------------------
                                                                                85,641
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

---------------------------------------------------------------------------------------
                                                                              Market
Description                                                  Shares         Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Semi-Conductor Production Equipment -- 4.3%
Advanced Energy Industries*                                  276,100        $    7,817
Asyst Technologies*                                          235,600            10,462
CFM Technologies*                                             33,600             1,317
Helix Technology                                             245,300            15,186
Photronics*                                                  181,800            11,010
PRI Automation*                                              493,200            28,852
Speedfam International*                                       66,500             4,015
--------------------------------------------------------------------------------------
                                                                                78,659
--------------------------------------------------------------------------------------
Semi-Conductor Testing Equipment -- 1.0%
ADE Corporation*                                             110,700             4,442
Lecroy*                                                      326,700            14,456
--------------------------------------------------------------------------------------
                                                                                18,898
--------------------------------------------------------------------------------------
Software-Client/Server -- 3.2%
Advent Software*                                             319,600             8,789
Documentum*                                                  288,600             9,596
HNC Software*                                                287,000            11,408
Legato Systems*                                              837,300            29,724
--------------------------------------------------------------------------------------
                                                                                59,517
--------------------------------------------------------------------------------------
Software-Desktop -- 1.8%
Visio*                                                       777,100            32,444
--------------------------------------------------------------------------------------
                                                                                32,444
--------------------------------------------------------------------------------------
Software-Manufacturing -- 2.5%
Aspect Development*                                          385,300            15,821
Aspen Technology*                                            415,900            14,608
Manugistics*                                                 436,200            15,594
--------------------------------------------------------------------------------------
                                                                                46,023
--------------------------------------------------------------------------------------
Software-Other -- 1.8%
Discreet Logic*                                              673,000            17,877
Edify*                                                       408,500             5,872
Hummingbird Communications Limited*                          105,900             4,130
Radiant Systems*                                             281,300             5,907
--------------------------------------------------------------------------------------
                                                                                33,786
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 7.3%
DSP Group*                                                   452,800            17,772
Geotel Communications*                                       745,600            14,073
P-COM Industries*                                            675,200            16,163
Powerwave Technologies*                                      190,500             7,382
Sawtek*                                                      750,500            34,711
Tekelec*                                                     343,400            11,697
Teledata Communication*                                      375,600            16,949
World Access*                                                500,500            16,266
--------------------------------------------------------------------------------------
                                                                               135,013
--------------------------------------------------------------------------------------
Voice/Call Transaction Processing -- 1.8%
Davox*                                                       453,150            15,181
Natural Microsystems*                                        452,400            17,190
--------------------------------------------------------------------------------------
                                                                                32,371
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $523,628)                                                          754,298
--------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                           Shares/Face        Market
Description                                                Amount (000)     Value (000)
---------------------------------------------------------------------------------------
Common Stocks -- continued
Transportation -- 1.7%
Logistics -- 1.7%
Eagle USA Airfreight*                                        944,400        $   31,637
--------------------------------------------------------------------------------------
                                                                                31,637
--------------------------------------------------------------------------------------
   Total Transportation
      (Cost $16,679)                                                            31,637
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $1,263,509)                                                      1,706,308
--------------------------------------------------------------------------------------
Repurchase Agreements -- 6.3%
Greenwich
   6.05%, dated 09/30/97, matures
   10/01/97, repurchase price
   $14,494,607 (collateralized by
   U.S. Government Obligations:
   total market value $14,782,387) (A)                      $ 14,492            14,492
J.P. Morgan
   6.05%, dated 09/30/97, matures
   10/01/97, repurchase price $102,272
   (collateralized by U.S. Government
   Obligations: total market
   value $104,301,050) (A)                                   102,255           102,255
--------------------------------------------------------------------------------------
   Total Repurchase Agreements
      (Cost $116,747)                                                          116,747
--------------------------------------------------------------------------------------
Total Investments -- 99.2%
   (Cost $1,380,256)                                                         1,823,055
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 0.8%
Other Assets and Liabilities, Net                                               14,453
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 400 million shares --
   $0.001 par value) based on 69,123,590 outstanding
   shares of common stock                                                    1,433,155
Accumulated net investment loss                                                 (5,409)
Accumulated net realized loss on investments                                   (33,037)
Net unrealized appreciation on investments                                     442,799
--------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                  $1,837,508
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $26.58
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG LARGE CAP GROWTH FUND


 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Cash                                     3%
                Consumer                                12%
                Energy                                   5%
                Financial                                7%
                Health                                  19%
                Industrial/General Manufacturing         4%
                Services                                24%
                Technology                              26%

--------------------------------------------------------------------------------
Objective  -- Long-term growth of capital
Invests in -- High-growth companies, with above $1 billion market capitalization, offering attractive capital appreciation opportunities
Strategy   -- The Fund's larger company focus is intended to provide reduced short-term volatility while still generating superior returns. As currently constructed, the Fund's 60 holdings range from roughly $1 billion (Computer Horizons) to $158 billion (Microsoft) in market capitalization, with a weighted average capitalization of $12.8 billion. The stock selection approach remains focused on the fundamental analysis of individual companies, the strength of their products and/or services and their competitive positioning. Sector exposure is determined solely by the selection of the most attractive individual stocks.

------------------------------------        ------------------------------------
Top Five Performers*                        Bottom Five Performers*
Dell Computer                               Tommy Hilfiger
Applied Materials                           Ocwen Financial(1)
Accustaff                                   Parametric Technology
Corrections Corp. of America                Diamond Offshore Drilling(1)
Harley-Davidson                             Baker-Hughes(1)

 *  During the six month period ended September 30, 1997
(1) This security was purchased during the period

                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                            Annualized Inception
                                  6 Months(2)    1 Year           to Date(3)
--------------------------------------------------------------------------------
PBHG Large Cap Growth Fund          36.75%       19.38%             32.50%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Large Cap Growth Fund, versus the Russell 1000 Growth Index, and the Lipper Growth Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                   PBHG     Russell     Lipper
                       4/30/95    10000      10000      10000
                       6/95       10920      10748      10745
                       9/95       13160      11724      11670
                       12/95      13382      12259      11953
                       3/96       14992      12917      12610
                       6/96       16158      13739      13179
                       9/96       16871      14234      13569
                       12/96      16515      15093      14293
                       3/97       14728      15175      14126
                       6/97       18198      18044      16366
                       9/97       20139      19401      18103


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

4 The Russell 1000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

                     =================================================================
                          STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                     =================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 95.9%
Consumer -- 12.4%
Consumer Products Miscellaneous -- 2.0%
CUC International*                                            90,200          $  2,796
--------------------------------------------------------------------------------------
                                                                                 2,796
--------------------------------------------------------------------------------------
Funeral Services -- 1.8%
Service Corp. International                                   80,000             2,575
--------------------------------------------------------------------------------------
                                                                                 2,575
--------------------------------------------------------------------------------------
Hotels/Resorts -- 3.2%
HFS*                                                          38,800             2,888
Marriott Corp. International                                  23,100             1,642
--------------------------------------------------------------------------------------
                                                                                 4,530
--------------------------------------------------------------------------------------
Retail-Apparel -- 3.7%
Jones Apparel Group*                                          51,800             2,797
Tommy Hilfiger*                                               50,000             2,497
--------------------------------------------------------------------------------------
                                                                                 5,294
--------------------------------------------------------------------------------------
Retail-Office Products -- 1.7%
Staples*                                                      90,000             2,486
--------------------------------------------------------------------------------------
                                                                                 2,486
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $13,840)                                                            17,681
--------------------------------------------------------------------------------------
Energy -- 5.3%
Contract Drilling -- 3.6%
Diamond Offshore Drilling                                     12,600               695
Ensco International                                           69,800             2,753
Nabors Industries*                                            25,900             1,008
Santa Fe International*                                       13,800               642
--------------------------------------------------------------------------------------
                                                                                 5,098
--------------------------------------------------------------------------------------
Service/Equipment -- 1.7%
Baker-Hughes                                                  16,700               731
Schlumberger Limited                                          20,000             1,684
--------------------------------------------------------------------------------------
                                                                                 2,415
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $6,361)                                                           $  7,513
--------------------------------------------------------------------------------------
Financial -- 6.5%
Brokerage/Investment Bank -- 0.5%
Ocwen Financial*                                              16,900               712
--------------------------------------------------------------------------------------
                                                                                   712
--------------------------------------------------------------------------------------
Consumer Finance -- 3.3%
Associates First Capital                                      60,000             3,735
Money Store (The)                                             35,500             1,012
--------------------------------------------------------------------------------------
                                                                                 4,747
--------------------------------------------------------------------------------------
Mortgage Related -- 2.7%
MGIC Investment                                               68,200             3,909
--------------------------------------------------------------------------------------
                                                                                 3,909
--------------------------------------------------------------------------------------
   Total Financial
      (Cost $6,303)                                                              9,368
--------------------------------------------------------------------------------------
Health -- 18.6%
Contract Research -- 2.2%
Quintiles Transnational*                                      37,200             3,134
--------------------------------------------------------------------------------------
                                                                                 3,134
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 5.2%
Lilly (Eli) & Co.                                             21,800             2,626
Merck                                                         22,300             2,229
Pfizer                                                        43,100             2,589
--------------------------------------------------------------------------------------
                                                                                 7,444
--------------------------------------------------------------------------------------
Hospital -- 2.2%
Health Management Associates, Cl A*                           97,800             3,093
--------------------------------------------------------------------------------------
                                                                                 3,093
--------------------------------------------------------------------------------------
Information Systems -- 2.5%
HBO & Company                                                 93,400             3,526
--------------------------------------------------------------------------------------
                                                                                 3,526
--------------------------------------------------------------------------------------
Managed Health Care -- 2.6%
Oxford Health Plans*                                          49,400             3,699
--------------------------------------------------------------------------------------
                                                                                 3,699
--------------------------------------------------------------------------------------
Pharmaceutical Services -- 1.8%
Omnicare                                                      81,200             2,639
--------------------------------------------------------------------------------------
                                                                                 2,639
--------------------------------------------------------------------------------------
Special Outpatient Facility -- 2.1%
HealthSouth*                                                 115,400             3,080
--------------------------------------------------------------------------------------
                                                                                 3,080
--------------------------------------------------------------------------------------
   Total Health
      (Cost $18,215)                                                            26,615
--------------------------------------------------------------------------------------
Industrial/General Manufacturing -- 3.9%
Auto-Related -- 2.3%
Harley-Davidson                                              112,800             3,292
--------------------------------------------------------------------------------------
                                                                                 3,292
--------------------------------------------------------------------------------------
Multi-Industry -- 1.6%
Danaher                                                       39,400             2,285
--------------------------------------------------------------------------------------
                                                                                 2,285
--------------------------------------------------------------------------------------
   Total Industrial/General Manufacturing
      (Cost $3,938)                                                              5,577
--------------------------------------------------------------------------------------
Services -- 23.8%
Commercial Services -- 1.7%
DST Systems*                                                  43,900             1,624
Pittston Brinks Group                                         22,100               885
--------------------------------------------------------------------------------------
                                                                                 2,509
--------------------------------------------------------------------------------------
Communications Services -- 1.3%
Panamsat*                                                      7,300               315
Worldcom*                                                     43,400             1,535
--------------------------------------------------------------------------------------
                                                                                 1,850
--------------------------------------------------------------------------------------
Correctional Services -- 1.1%
Corrections Corp. of America*                                 37,100             1,614
--------------------------------------------------------------------------------------
                                                                                 1,614
--------------------------------------------------------------------------------------
Educational Services -- 2.4%
Apollo Group, Cl A*                                           36,025             1,527
CBT Group ADR*                                                23,100             1,854
--------------------------------------------------------------------------------------
                                                                                 3,381
--------------------------------------------------------------------------------------
Electronic Commerce -- 1.6%
Sterling Commerce*                                            62,300             2,239
--------------------------------------------------------------------------------------
                                                                                 2,239
--------------------------------------------------------------------------------------
Employment Services --  1.9%
Accustaff*                                                    84,400             2,659
--------------------------------------------------------------------------------------
                                                                                 2,659
--------------------------------------------------------------------------------------
Environmental -- 4.9%
Allied Waste Industries*                                     114,000             2,180
Thermo Electron*                                              51,400             2,056
USA Waste Services*                                           71,317             2,844
--------------------------------------------------------------------------------------
                                                                                 7,080
--------------------------------------------------------------------------------------
Information/Computer Services -- 1.6%
Gartner Group, Cl A*                                          76,800             2,304
--------------------------------------------------------------------------------------
                                                                                 2,304
--------------------------------------------------------------------------------------
Radio/Television -- 2.6%
Clear Channel Communication*                                  57,000             3,698
--------------------------------------------------------------------------------------
                                                                                 3,698
--------------------------------------------------------------------------------------
Systems Integrator -- 4.7%
Cambridge Technology*                                         71,400             2,557
Computer Horizons*                                            40,400             1,465
Computer Sciences*                                            37,400             2,646
--------------------------------------------------------------------------------------
                                                                                 6,668
--------------------------------------------------------------------------------------
   Total Services
      (Cost $28,806)                                                            34,002
--------------------------------------------------------------------------------------
Technology -- 25.4%
Computer-Manufacturing -- 2.8%
Dell Computer*                                                40,600             3,933
--------------------------------------------------------------------------------------
                                                                                 3,933
--------------------------------------------------------------------------------------
Design Automation Software -- 1.3%
Parametric Technology*                                        42,000             1,853
--------------------------------------------------------------------------------------
                                                                                 1,853
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Semi-Conductor Manufacturing -- 4.1%
Altera*                                                       32,100          $  1,645
Intel                                                         17,200             1,588
Linear Technology                                             38,300             2,633
--------------------------------------------------------------------------------------
                                                                                 5,866
--------------------------------------------------------------------------------------
Semi-Conductor Production Equipment -- 3.7%
Applied Materials*                                            36,200             3,448
ASM Lithography Holdings*                                     18,700             1,847
--------------------------------------------------------------------------------------
                                                                                 5,295
--------------------------------------------------------------------------------------
Software-Client/Server -- 2.4%
Peoplesoft*                                                   56,400             3,370
--------------------------------------------------------------------------------------
                                                                                 3,370
--------------------------------------------------------------------------------------
Software-Desktop -- 2.5%
Microsoft*                                                    27,100             3,586
--------------------------------------------------------------------------------------
                                                                                 3,586
--------------------------------------------------------------------------------------
Software-Enterprise Resource Planning -- 0.8%
J.D. Edwards & Company*                                       34,500             1,156
--------------------------------------------------------------------------------------
                                                                                 1,156
--------------------------------------------------------------------------------------
Software-Internet -- 1.1%
America Online*                                               21,200             1,599
--------------------------------------------------------------------------------------
                                                                                 1,599
--------------------------------------------------------------------------------------
Software-System/Mainframe -- 2.3%
BMC Software*                                                 51,700             3,348
--------------------------------------------------------------------------------------
                                                                                 3,348
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 4.4%
ADC Telecommunications*                                       87,500             2,844
Lucent Technologies                                            7,400               602
Tellabs*                                                      56,600             2,911
--------------------------------------------------------------------------------------
                                                                                 6,357
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $22,397)                                                            36,363
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $99,860)                                                           137,119
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                              Face           Market
Description                                               Amount (000)     Value (000)
--------------------------------------------------------------------------------------
Repurchase Agreement -- 2.7%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $3,949,106 (collateralized
   by U.S. Government Obligations: total market
   value $4,027,411) (A)                                      $3,949          $  3,949
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $3,949)                                                              3,949
--------------------------------------------------------------------------------------
Total Investments -- 98.6%
   (Cost $103,809)                                                             141,068
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 1.4%
Other Assets and Liabilities, Net                                                1,940
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 7,333,614 outstanding shares
   of common stock                                                             105,593
Accumulated net investment loss                                                   (535)
Accumulated net realized gain on investments                                       691
Net unrealized appreciation on investments                                      37,259
--------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                     $143,008
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $19.50
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class



The accompanying notes are an integral part of the financial statements

==============================================================
PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
==============================================================

PBHG SELECT EQUITY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Cash                   1%
                       Consumer               7%
                       Energy                 4%
                       Health                21%
                       Services              27%
                       Technology            40%


--------------------------------------------------------------------------------
Objective  -- Long-term growth of capital
Invests in -- 25 to 30 companies of all sizes -- selected from many fields and sectors -- that show outstanding promise
Strategy   -- The Fund concentrates its investments in what we view as the best opportunities in our universe of approximately 1000 companies. At the end of the period, the Fund held the maximum number of 30 stocks ranging in size from $450 million (Nice Systems) to $52 billion (Lucent Technologies). The weighted average market capitalization was $7.3 billion. The Fund's size characteristics may vary dramatically from one time period to another, reflecting the inherent sensitivity to changes in holdings of a highly concentrated portfolio.

------------------------------------        ------------------------------------
Top Five Performers*                        Bottom Five Performers*
Dell Computer                               Forte Software(2)
Visio                                       Pairgain Technologies(2)
Advanced Fibre Communications(1)            Teletech Holdings(2)
Accustaff(2)                                Tommy Hilfiger(2)
Corrections Corp. of America                Fore Systems(1)

 *   During the six month period ended September 30, 1997
(1)  This security was purchased during the period.
(2)  This security was completely sold during the period.

                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                            Annualized Inception
                                  6 Months(2)    1 Year          to Date(3)
--------------------------------------------------------------------------------
PBHG Select Equity Fund             38.53%       5.76%             39.29%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Select Equity Fund, versus the Russell 3000 Growth Index, and the Lipper Capital Appreciation Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                  PBHG       Russell    Lipper
                     4/30/95      10000      10000      10000
                     6/95         11686      10757      10737
                     9/95         14546      11758      11788
                     12/95        15512      12257      12123
                     3/96         17329      12920      12854
                     6/96         19606      13735      13488
                     9/96         21121      14165      13762
                     12/96        19854      14938      14162
                     3/97         16123      14858      13706
                     6/97         19569      17649      15636
                     9/97         22336      19135      17678


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Select Equity Fund commenced operations on April 5, 1995.

4 The Russell 3000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 and Russell 2000 Indexes with greater-than average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Capital Appreciation Funds Average is an equally weighted benchmark composed of mutual funds with the investment objective of maximum capital appreciation. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 97.7%
Consumer -- 7.0%
Hotels/Resorts -- 4.3%
HFS*                                                         238,600          $ 17,761
--------------------------------------------------------------------------------------
                                                                                17,761
--------------------------------------------------------------------------------------
Retail-Apparel -- 2.7%
Jones Apparel Group*                                         209,700            11,324
--------------------------------------------------------------------------------------
                                                                                11,324
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $22,202)                                                            29,085
--------------------------------------------------------------------------------------
Energy -- 4.4%
Contract Drilling -- 2.4%
Ensco International                                          254,400            10,033
--------------------------------------------------------------------------------------
                                                                                10,033
--------------------------------------------------------------------------------------
Service/Equipment -- 2.0%
Camco International                                          119,000             8,300
--------------------------------------------------------------------------------------
                                                                                 8,300
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $15,367)                                                            18,333
--------------------------------------------------------------------------------------
Health -- 20.5%
Contract Research -- 5.7%
Quintiles Transnational*                                     278,400            23,455
--------------------------------------------------------------------------------------
                                                                                23,455
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 4.9%
Dura Pharmaceuticals*                                        467,400            20,390
--------------------------------------------------------------------------------------
                                                                                20,390
--------------------------------------------------------------------------------------
Information Systems -- 5.2%
HBO & Company                                                572,300            21,604
--------------------------------------------------------------------------------------
                                                                                21,604
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Managed Health Care -- 4.7%
Oxford Health Plans*                                         261,900          $ 19,610
--------------------------------------------------------------------------------------
                                                                                19,610
--------------------------------------------------------------------------------------
   Total Health
      (Cost $63,636)                                                            85,059
--------------------------------------------------------------------------------------
Services -- 26.6%
Correctional Services -- 4.1%
Corrections Corp. of America*                                387,200            16,843
--------------------------------------------------------------------------------------
                                                                                16,843
--------------------------------------------------------------------------------------
Educational Services -- 4.8%
CBT Group ADR*                                               245,000            19,661
--------------------------------------------------------------------------------------
                                                                                19,661
--------------------------------------------------------------------------------------
Environmental -- 4.1%
Allied Waste Industries*                                     274,100             5,242
Superior Services*                                           223,000             6,356
US Filter*                                                   120,300             5,180
--------------------------------------------------------------------------------------
                                                                                16,778
--------------------------------------------------------------------------------------
Information/Computer Services -- 2.9%
Gartner Group, Cl A*                                         393,700            11,811
--------------------------------------------------------------------------------------
                                                                                11,811
--------------------------------------------------------------------------------------
Radio/Television -- 5.4%
Clear Channel Communications*                                346,700            22,492
--------------------------------------------------------------------------------------
                                                                                22,492
--------------------------------------------------------------------------------------
Systems Integrator -- 3.4%
Computer Horizons*                                           123,100             4,462
Keane*                                                       296,200             9,404
--------------------------------------------------------------------------------------
                                                                                13,866
--------------------------------------------------------------------------------------
Transactions Processing -- 1.9%
Saville Systems ADR*                                         112,100             7,875
--------------------------------------------------------------------------------------
                                                                                 7,875
--------------------------------------------------------------------------------------
   Total Services
      (Cost $86,568)                                                           109,326
--------------------------------------------------------------------------------------
Technology -- 39.2%
Client/Server Help Desk -- 2.6%
Remedy*                                                      313,900            10,810
--------------------------------------------------------------------------------------
                                                                                10,810
--------------------------------------------------------------------------------------
Computer-Manufacturing -- 5.7%
Dell Computer*                                               243,100            23,550
--------------------------------------------------------------------------------------
                                                                                23,550
--------------------------------------------------------------------------------------
Networking Software -- 4.4%
McAfee Associates*                                           345,500            18,312
--------------------------------------------------------------------------------------
                                                                                18,312
--------------------------------------------------------------------------------------
Semi-Conductor Production Equipment -- 3.3%
ASM Lithography Holdings*                                    137,900            13,618
--------------------------------------------------------------------------------------
                                                                                13,618
--------------------------------------------------------------------------------------
Software-Client/Server -- 5.8%
Peoplesoft*                                                  404,800            24,187
--------------------------------------------------------------------------------------
                                                                                24,187
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                           Shares/Face       Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Software-Desktop -- 5.1%
Visio*                                                       507,700          $ 21,196
--------------------------------------------------------------------------------------
                                                                                21,196
--------------------------------------------------------------------------------------
Software-Enterprise Resource Planning -- 1.6%
J.D. Edwards & Company*                                      201,100             6,737
--------------------------------------------------------------------------------------
                                                                                 6,737
--------------------------------------------------------------------------------------
Software-Other -- 3.6%
Viasoft*                                                     300,900            14,895
--------------------------------------------------------------------------------------
                                                                                14,895
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 6.4%
Advanced Fibre Communications*                               255,200            10,463
Lucent Technologies                                          185,700            15,111
RSL Communications Limited, Cl A*                             39,100               860
--------------------------------------------------------------------------------------
                                                                                26,434
--------------------------------------------------------------------------------------
Voice/Call Transaction Processing -- 0.7%
Nice Systems Limited ADR*                                     49,500             2,786
--------------------------------------------------------------------------------------
                                                                                 2,786
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $107,249)                                                          162,525
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $295,022)                                                          404,328
--------------------------------------------------------------------------------------
Repurchase Agreement -- 0.7%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $2,766,541 (collateralized
   by GNMA obligations: total market value
   $2,821,398) (A)                                            $2,766             2,766
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $2,766)                                                              2,766
--------------------------------------------------------------------------------------
Total Investments -- 98.4%
   (Cost $297,788)                                                             407,094
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 1.6%
Other Assets and Liabilities, Net                                                6,523
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 18,769,927 outstanding shares
   of common stock                                                             326,688
Accumulated net investment loss                                                 (2,312)
Accumulated net realized loss on investments                                   (20,065)
Net unrealized appreciation on investments                                     109,306
--------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                    $413,617
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $22.04
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements

==============================================================
PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
==============================================================

PBHG CORE GROWTH FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Cash                                      3%
               Consumer                                  9%
               Energy                                    6%
               Financial                                 4%
               Health                                   15%
               Industrial/General Manufacturing          4%
               Services                                 26%
               Technology                               33%

--------------------------------------------------------------------------------
Objective  -- Long-term capital appreciation
Invests in -- A diversified portfolio of small, mid-size and large capitalization companies in all fields that offer attractive capital appreciation opportunities
Strategy   -- The Fund's holdings currently range from roughly $220 million
              (Microtouch Systems) to $150 billion (Intel) in market capitalization, with a weighted average size of $5.2 billion. While future changes in holdings will create some variability, we do not expect the company size features of the Fund to differ substantially from what they are presently. Stock selection is exclusively "bottom up", focusing on individual companies and the strength of their fundamental business characteristics. Sector exposure is not predetermined, but follows from the selection of the most attractive individual stocks.

-------------------------------------     -------------------------------------
Top Five Performers*                      Bottom Five Performers*
Dell Computer                             APAC Teleservices(2)
Advanced Fibre Communications(1)          Videoserver(2)
Signature Resorts                         Scopus Technology
Varco International                       West Marine(2)
Corrections Corp. of America              Forte Software(2)

 *   During the six month period ended September 30, 1997
(1)  This security was purchased during the period.
(2)  This security was completely sold during the period.

                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                               Annualized
                                6 Months(2)      1 Year     Inception to Date(3)
--------------------------------------------------------------------------------
PBHG Core Growth Fund             24.66%         -9.23            15.55%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Core Growth Fund, versus the Russell 3000 Growth Index, and the Lipper Growth Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                   PBHG      Russell    Lipper
                        12/31/95   10000      10000      10000
                        3/96       11820      10541      10550
                        6/96       13800      11206      11026
                        9/96       14200      11557      11352
                        12/96      13280      12188      11958
                        3/97       10340      12122      11818
                        6/97       12230      14400      13693
                        9/97       12890      15612      15146

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Core Growth Fund commenced operations on January 2, 1996.

4 The Russell 3000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 and Russell 2000 Indexes with a greater-than average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 96.9%
Consumer -- 8.6%
Consumer Products Miscellaneous -- 1.9%
Blyth Industries*                                            139,400          $  3,903
Suiza Foods*                                                  18,100               932
--------------------------------------------------------------------------------------
                                                                                 4,835
--------------------------------------------------------------------------------------
Entertainment/Movies -- 1.0%
Cinar Films, Cl B*                                            36,400             1,388
Regal Cinemas*                                                49,550             1,331
--------------------------------------------------------------------------------------
                                                                                 2,719
--------------------------------------------------------------------------------------
Hotels/Resorts -- 2.5%
Capstar Hotel*                                                52,900             1,775
HFS*                                                          19,400             1,444
Signature Resorts*                                            71,300             3,387
--------------------------------------------------------------------------------------
                                                                                 6,606
--------------------------------------------------------------------------------------
Retail-Apparel -- 0.6%
St. John Knits                                                32,200             1,447
--------------------------------------------------------------------------------------
                                                                                 1,447
--------------------------------------------------------------------------------------
Retail-Catalog -- 2.0%
CDW Computer Centers*                                         81,149             5,255
--------------------------------------------------------------------------------------
                                                                                 5,255
--------------------------------------------------------------------------------------
Shoe Manufacturing -- 0.6%
Wolverine World Wide                                          61,900             1,563
--------------------------------------------------------------------------------------
                                                                                 1,563
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $21,154)                                                            22,425
--------------------------------------------------------------------------------------
Energy -- 5.9%
Contract Drilling -- 1.2%
Ensco International                                           75,400             2,974
--------------------------------------------------------------------------------------
                                                                                 2,974
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Service/Equipment -- 4.7%
Camco International                                           42,800          $  2,985
Global Industries Limited*                                    17,800               710
Hvide Marine*                                                 61,700             1,974
Varco International*                                         134,300             6,514
--------------------------------------------------------------------------------------
                                                                                12,183
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $10,728)                                                            15,157
--------------------------------------------------------------------------------------
Financial -- 3.9%
Consumer Finance -- 3.9%
Associates First Capital                                      86,100             5,360
Money Store (The)                                            169,925             4,843
--------------------------------------------------------------------------------------
                                                                                10,203
--------------------------------------------------------------------------------------
   Total Financial
      (Cost $7,276)                                                             10,203
--------------------------------------------------------------------------------------
Health -- 15.6%
Contract Research -- 2.2%
Quintiles Transnational*                                      68,600             5,779
--------------------------------------------------------------------------------------
                                                                                 5,779
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 2.2%
Dura Pharmaceuticals*                                        131,500             5,737
--------------------------------------------------------------------------------------
                                                                                 5,737
--------------------------------------------------------------------------------------
Hospital -- 0.8%
Health Management Associates, Cl A*                           66,000             2,087
--------------------------------------------------------------------------------------
                                                                                 2,087
--------------------------------------------------------------------------------------
Information Systems -- 2.4%
DAOU Systems*                                                 35,200             1,100
HBO & Company                                                135,600             5,119
--------------------------------------------------------------------------------------
                                                                                 6,219
--------------------------------------------------------------------------------------
Medical Equipment -- 2.1%
Thermo CardioSystems*                                        200,000             5,525
--------------------------------------------------------------------------------------
                                                                                 5,525
--------------------------------------------------------------------------------------
Pharmaceutical Services -- 2.3%
Omnicare                                                     181,500             5,899
--------------------------------------------------------------------------------------
                                                                                 5,899
--------------------------------------------------------------------------------------
Physician Practice Management -- 1.8%
FPA Medical Management*                                       43,600             1,499
Phycor*                                                      106,800             3,104
--------------------------------------------------------------------------------------
                                                                                 4,603
--------------------------------------------------------------------------------------
Special Outpatient Facility -- 1.8%
HealthSouth*                                                 176,100             4,699
--------------------------------------------------------------------------------------
                                                                                 4,699
--------------------------------------------------------------------------------------
   Total Health
      (Cost $34,527)                                                            40,548
--------------------------------------------------------------------------------------
Industrial/General Manufacturing -- 3.8%
Auto-Related -- 3.1%
Harley-Davidson                                              199,800             5,832
Miller Industries*                                           193,200             2,306
--------------------------------------------------------------------------------------
                                                                                 8,138
--------------------------------------------------------------------------------------
Railroad -- 0.7%
Motivepower Industries*                                       66,600             1,732
--------------------------------------------------------------------------------------
                                                                                 1,732
--------------------------------------------------------------------------------------
   Total Industrial/General Manufacturing
      (Cost $9,171)                                                              9,870
--------------------------------------------------------------------------------------
Services -- 26.1%
Commercial Services -- 1.8%
DST Systems*                                                 129,100             4,777
--------------------------------------------------------------------------------------
                                                                                 4,777
--------------------------------------------------------------------------------------
Communications Services -- 0.7%
LCI International*                                            70,900             1,888
--------------------------------------------------------------------------------------
                                                                                 1,888
--------------------------------------------------------------------------------------
Correctional Services -- 2.2%
Corrections Corp. of America*                                131,100             5,703
--------------------------------------------------------------------------------------
                                                                                 5,703
--------------------------------------------------------------------------------------
Educational Services -- 0.6%
Apollo Group, Cl A*                                           37,800             1,602
--------------------------------------------------------------------------------------
                                                                                 1,602
--------------------------------------------------------------------------------------
Employment Service -- 0.3%
Romac International*                                          18,100               790
--------------------------------------------------------------------------------------
                                                                                   790
--------------------------------------------------------------------------------------
Environmental -- 6.2%
Comfort Systems USA*                                          41,600               796
Thermo Electron*                                             137,550             5,502
US Filter*                                                   133,100             5,732
USA Waste Services*                                          103,197             4,114
--------------------------------------------------------------------------------------
                                                                                16,144
--------------------------------------------------------------------------------------
Information/Computer Services -- 2.2%
Gartner Group, Cl A*                                         187,000             5,610
--------------------------------------------------------------------------------------
                                                                                 5,610
--------------------------------------------------------------------------------------
Marketing Information -- 0.1%
Abacus Direct*                                                 6,200               199
--------------------------------------------------------------------------------------
                                                                                   199
--------------------------------------------------------------------------------------
Radio/Television -- 3.4%
Clear Channel Communications*                                 85,900             5,573
Jacor Communications*                                         75,000             3,314
--------------------------------------------------------------------------------------
                                                                                 8,887
--------------------------------------------------------------------------------------
Systems Integrator -- 2.9%
Cambridge Technology Partners                                147,900             5,297
International Network Services                                48,500               994
RWD Technologies*                                             53,800             1,237
--------------------------------------------------------------------------------------
                                                                                 7,528
--------------------------------------------------------------------------------------
Telemarketing -- 0.3%
Teletech Holdings*                                            50,400               709
--------------------------------------------------------------------------------------
                                                                                   709
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Transactions Processing -- 5.4%
First Data                                                    57,800          $  2,171
International Telecommunications Data Systems*                47,400             1,303
Paychex                                                      143,700             5,012
Saville Systems ADR*                                          76,600             5,381
--------------------------------------------------------------------------------------
                                                                                13,867
--------------------------------------------------------------------------------------
   Total Services
      (Cost $56,561)                                                            67,704
--------------------------------------------------------------------------------------
Technology -- 32.7%
Client/Server Help Desk -- 2.4%
Remedy*                                                       73,600             2,535
Scopus Technology*                                           233,200             3,702
--------------------------------------------------------------------------------------
                                                                                 6,237
--------------------------------------------------------------------------------------
Computer-Manufacturing -- 2.4%
Dell Computer*                                                65,000             6,297
--------------------------------------------------------------------------------------
                                                                                 6,297
--------------------------------------------------------------------------------------
Data Storage -- 0.1%
Box Hill Systems*                                             17,200               301
--------------------------------------------------------------------------------------
                                                                                   301
--------------------------------------------------------------------------------------
Design Automation Software -- 2.5%
Cadence Design Systems*                                       29,700             1,589
Parametric Technology*                                       111,400             4,915
--------------------------------------------------------------------------------------
                                                                                 6,504
--------------------------------------------------------------------------------------
Graphic/Image Process -- 2.4%
Electronics For Imaging*                                     119,600             6,100
--------------------------------------------------------------------------------------
                                                                                 6,100
--------------------------------------------------------------------------------------
Networking Software -- 1.9%
McAfee Associates*                                            93,350             4,948
--------------------------------------------------------------------------------------
                                                                                 4,948
--------------------------------------------------------------------------------------
PC-Peripherals Manufacturing -- 0.6%
Microtouch Systems*                                           55,000             1,533
--------------------------------------------------------------------------------------
                                                                                 1,533
--------------------------------------------------------------------------------------
Precision Instruments -- 0.9%
Cognex*                                                       72,800             2,393
--------------------------------------------------------------------------------------
                                                                                 2,393
--------------------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 3.3%
Altera*                                                       21,700             1,112
Intel                                                         20,600             1,902
Microchip Technology*                                        120,700             5,450
--------------------------------------------------------------------------------------
                                                                                 8,464
--------------------------------------------------------------------------------------
Semi-Conductor Production Equipment -- 1.2%
Helix Technology                                              11,700               724
KLA--Tencor*                                                  37,100             2,507
--------------------------------------------------------------------------------------
                                                                                 3,231
--------------------------------------------------------------------------------------
Software-Client/Server -- 4.4%
BEA Systems*                                                  64,300             1,149
HNC Software*                                                123,700             4,917
Peoplesoft*                                                   89,100             5,324
--------------------------------------------------------------------------------------
                                                                                11,390
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                           Shares/Face       Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Software-Desktop -- 0.8%
Visio*                                                        51,400        $    2,146
--------------------------------------------------------------------------------------
                                                                                 2,146
--------------------------------------------------------------------------------------
Software-Enterprise Resource Planning -- 0.6%
J.D. Edwards & Company*                                       45,500             1,524
--------------------------------------------------------------------------------------
                                                                                 1,524
--------------------------------------------------------------------------------------
Software-Manufacturing -- 4.4%
Aspen Technology*                                            170,500             5,989
Manugistics*                                                 151,800             5,427
--------------------------------------------------------------------------------------
                                                                                11,416
--------------------------------------------------------------------------------------
Software-Other -- 0.6%
Summit Design*                                                79,900             1,418
--------------------------------------------------------------------------------------
                                                                                 1,418
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 4.2%
ADC Telecommunications*                                      170,800             5,551
Advanced Fibre Communications*                               118,400             4,854
RSL Communications Limited, Cl A*                             24,600               541
--------------------------------------------------------------------------------------
                                                                                10,946
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $67,517)                                                            84,848
--------------------------------------------------------------------------------------
Transportation -- 0.3%
Surface -- 0.3%
Coach USA*                                                    21,300               640
--------------------------------------------------------------------------------------
                                                                                   640
--------------------------------------------------------------------------------------
   Total Transportation
      (Cost $640)                                                                  640
--------------------------------------------------------------------------------------
    Total Common Stocks
      (Cost $207,574)                                                          251,395
--------------------------------------------------------------------------------------
Repurchase Agreement -- 3.0%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $7,840,944 (collateralized
   by U.S. Government Obligations: total market
   value $7,996,420) (A)                                      $7,839             7,839
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $7,839)                                                              7,839
--------------------------------------------------------------------------------------
Total Investments -- 99.9%
   (Cost $215,413)                                                             259,234
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 0.1%
Other Assets and Liabilities, Net                                                  180
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 20,133,039 outstanding shares
   of common stock                                                             281,476
Accumulated net investment loss                                                 (1,587)
Accumulated net realized loss on investments                                   (64,296)
Net unrealized appreciation on investments                                      43,821
--------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                     $259,414
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $12.89
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG LIMITED FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Cash                                     11%
               Consumer                                 13%
               Energy                                    2%
               Financial                                 1%
               Health                                   17%
               Industrial/General Manufacturing          2%
               Services                                 20%
               Technology                               34%

--------------------------------------------------------------------------------
Objective  -- Long-term capital appreciation
Invests in -- Some of the smallest, rapidly growing companies in any field
Strategy   -- The Fund invests in companies under $250 million in market capitalization or annual revenues. The Fund is currently closed to investment by new shareholders in order to protect its investment objective.

----------------------------------            ----------------------------------
Top Five Performers*                          Bottom Five Performers*
Patterson Energy                              Desktop Data(1)
Smart Modular Technologies                    Interlink Computer Sciences(1)
Remec                                         Ultrak(1)
Romac International                           Meridian Diagnostics(1)
Radiant Systems                               Kenneth Cole Productions(1)

 *   During the six month period ended September 30, 1997
(1)  This security was completely sold during the period.

                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                Annualized
                             6 Months(2)      1 Year        Inception to Date(3)
--------------------------------------------------------------------------------
PBHG Limited Fund              49.94%         23.72%              27.86%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Limited Fund, versus the Russell 2000 Growth Index, and the Lipper Small Cap Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                PBHG      Russell     Lipper
                     6/30/96    10000      10000      10000
                     9/96       11010      9914       10198
                     12/96      11083      9941       10439
                     3/97       9084       8898       9735
                     6/97       11454      10460      11395
                     9/97       13622      12229      13281


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Limited Fund commenced operations on July 1, 1996.

4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Small Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends revinested.

                     =================================================================
                          STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                     =================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 89.7%
Consumer -- 12.7%
Restaurants -- 3.6%
Logan's Roadhouse*                                           111,600          $  2,902
PJ America*                                                  118,000             2,035
Schlotzsky's*                                                 99,100             1,877
--------------------------------------------------------------------------------------
                                                                                 6,814
--------------------------------------------------------------------------------------
Retail-Apparel -- 1.3%
North Face*                                                   87,800             2,360
--------------------------------------------------------------------------------------
                                                                                 2,360
--------------------------------------------------------------------------------------
Retail-Catalog -- 3.2%
Insight Enterprises*                                         116,400             3,856
Wilmar Industries*                                            79,800             2,154
--------------------------------------------------------------------------------------
                                                                                 6,010
--------------------------------------------------------------------------------------
Retail-Specialty -- 2.2%
Hibbet Sporting Goods*                                       143,500             4,000
--------------------------------------------------------------------------------------
                                                                                 4,000
--------------------------------------------------------------------------------------
Shoe Manufacturing -- 1.1%
Rocky Shoes*                                                 117,000             2,113
--------------------------------------------------------------------------------------
                                                                                 2,113
--------------------------------------------------------------------------------------
Specialty Food/Candy -- 1.3%
Worthington Foods                                            104,899             2,426
--------------------------------------------------------------------------------------
                                                                                 2,426
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $17,959)                                                            23,723
--------------------------------------------------------------------------------------
Energy -- 2.4%
Contract Drilling -- 2.4%
Patterson Energy*                                             87,000             4,557
--------------------------------------------------------------------------------------
                                                                                 4,557
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $1,373)                                                           $  4,557
--------------------------------------------------------------------------------------
Financial -- 1.4%
Miscellaneous-Financial -- 1.4%
New Century Financial*                                       153,000             2,610
--------------------------------------------------------------------------------------
                                                                                 2,610
--------------------------------------------------------------------------------------
   Total Financial
      (Cost $2,485)                                                              2,610
--------------------------------------------------------------------------------------
Health -- 16.7%
Biotechnology -- 0.4%
Serologicals*                                                 30,900               703
--------------------------------------------------------------------------------------
                                                                                   703
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 1.1%
Medicis Pharmaceutical, Cl A*                                 45,050             2,067
--------------------------------------------------------------------------------------
                                                                                 2,067
--------------------------------------------------------------------------------------
Health Care Management Services -- 1.2%
Hooper Holmes                                                 99,600             1,214
Horizon Health*                                               41,300             1,032
--------------------------------------------------------------------------------------
                                                                                 2,246
--------------------------------------------------------------------------------------
Home Health Care -- 1.6%
Lifeline Systems*                                            104,100             1,900
Pediatric Services of America*                                50,300             1,176
--------------------------------------------------------------------------------------
                                                                                 3,076
--------------------------------------------------------------------------------------
Hospital/Nursing Management -- 1.1%
Assisted Living Concepts*                                    125,900             2,014
--------------------------------------------------------------------------------------
                                                                                 2,014
--------------------------------------------------------------------------------------
Information Systems -- 5.2%
DAOU Systems*                                                 87,900             2,747
Impath*                                                       82,500             2,413
Medquist*                                                    105,600             2,469
Quadramed*                                                   123,900             2,137
--------------------------------------------------------------------------------------
                                                                                 9,766
--------------------------------------------------------------------------------------
Managed Care-Dental -- 0.2%
First Commonwealth*                                           21,600               321
--------------------------------------------------------------------------------------
                                                                                   321
--------------------------------------------------------------------------------------
Medical Devices -- 3.0%
Resmed*                                                      101,400             2,636
Sabratek*                                                     83,600             3,041
--------------------------------------------------------------------------------------
                                                                                 5,677
--------------------------------------------------------------------------------------
Medical Equipment -- 1.7%
Molecular Dynamics*                                          120,000             3,240
--------------------------------------------------------------------------------------
                                                                                 3,240
--------------------------------------------------------------------------------------
Pharmaceutical Services -- 0.5%
NCS Healthcare*                                               38,100               972
--------------------------------------------------------------------------------------
                                                                                   972
--------------------------------------------------------------------------------------
Special Outpatient Facility -- 0.7%
National Surgery Centers*                                     57,150             1,243
--------------------------------------------------------------------------------------
                                                                                 1,243
--------------------------------------------------------------------------------------
   Total Health
      (Cost $22,967)                                                            31,325
--------------------------------------------------------------------------------------
Industrial/General Manufacturing -- 2.5%
Aerospace -- 2.5%
Ducommun*                                                     85,600             3,226
Kellstrom*                                                    74,900             1,545
--------------------------------------------------------------------------------------
                                                                                 4,771
--------------------------------------------------------------------------------------
   Total Industrial/General Manufacturing
      (Cost $3,224)                                                              4,771
--------------------------------------------------------------------------------------
Services -- 19.9%
Commercial Services -- 1.3%
Healthcare Recoveries*                                       108,000             2,430
--------------------------------------------------------------------------------------
                                                                                 2,430
--------------------------------------------------------------------------------------
Document Processing -- 1.0%
Lason*                                                        65,000             1,796
--------------------------------------------------------------------------------------
                                                                                 1,796
--------------------------------------------------------------------------------------
Educational Services -- 0.1%
Edutrek International*                                         7,000               186
--------------------------------------------------------------------------------------
                                                                                   186
--------------------------------------------------------------------------------------
Electronic Commerce -- 0.9%
Quickresponse Services*                                       50,900             1,743
--------------------------------------------------------------------------------------
                                                                                 1,743
--------------------------------------------------------------------------------------
Employment Services -- 3.4%
Romac International*                                         101,200             4,415
Vincam Group*                                                 65,300             1,877
--------------------------------------------------------------------------------------
                                                                                 6,292
--------------------------------------------------------------------------------------
Environmental -- 0.9%
Superior Services*                                            59,200             1,687
--------------------------------------------------------------------------------------
                                                                                 1,687
--------------------------------------------------------------------------------------
Information/Computer Services -- 2.6%
Computer Management*                                          28,550               657
Forrester Research*                                          117,800             3,195
Meta Group*                                                   43,800             1,084
--------------------------------------------------------------------------------------
                                                                                 4,936
--------------------------------------------------------------------------------------
Marketing Information -- 1.9%
Abacus Direct*                                                68,000             2,185
Market Facts                                                  60,200             1,418
--------------------------------------------------------------------------------------
                                                                                 3,603
--------------------------------------------------------------------------------------
Printing Services/Forms -- 1.5%
Consolidated Graphics*                                        57,400             2,856
--------------------------------------------------------------------------------------
                                                                                 2,856
--------------------------------------------------------------------------------------
Systems Integrator -- 6.3%
Intelligroup*                                                198,600             4,270
Pomeroy Computer Resources*                                   80,000             3,420
PSW Technologies*                                            140,100             1,804
Registry*                                                     13,040               602
Whittman-Hart*                                                56,500             1,723
--------------------------------------------------------------------------------------
                                                                                11,819
--------------------------------------------------------------------------------------
   Total Services
      (Cost $24,963)                                                            37,348
--------------------------------------------------------------------------------------

                      ================================================================
                                                                  THE PBHG FUNDS, INC.
                      ================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Technology -- 34.1%
Automated Data Collection -- 1.3%
Eltron International*                                         67,700          $  2,323
--------------------------------------------------------------------------------------
                                                                                 2,323
--------------------------------------------------------------------------------------
Client/Server Help Desk -- 1.0%
Cybex Computer Products*                                       5,300               143
Great Plains Software*                                        57,000             1,596
--------------------------------------------------------------------------------------
                                                                                 1,739
--------------------------------------------------------------------------------------
Data Storage -- 2.0%
Advanced Digital Information*                                 92,900             1,893
Box Hill Systems*                                              6,000               105
Procom Technology*                                           111,500             1,756
--------------------------------------------------------------------------------------
                                                                                 3,754
--------------------------------------------------------------------------------------
Design Automation Software -- 1.2%
Tecnomatix Technologies Limited*                              60,100             2,299
--------------------------------------------------------------------------------------
                                                                                 2,299
--------------------------------------------------------------------------------------
Digital Video Related -- 1.6%
Engineering Animation*                                        80,400             3,065
--------------------------------------------------------------------------------------
                                                                                 3,065
--------------------------------------------------------------------------------------
Electronic Components -- 2.6%
Vivid Technologies*                                           93,400             1,448
WPI Group*                                                   283,100             3,432
--------------------------------------------------------------------------------------
                                                                                 4,880
--------------------------------------------------------------------------------------
Graphic/Image Process -- 0.2%
Splash Technologies Holdings*                                  8,200               321
--------------------------------------------------------------------------------------
                                                                                   321
--------------------------------------------------------------------------------------
Networking Services -- 0.9%
Apex PC Solutions*                                            45,800             1,735
--------------------------------------------------------------------------------------
                                                                                 1,735
--------------------------------------------------------------------------------------
PC-Peripherals Manufacturing -- 0.1%
Trident International*                                         9,600               163
--------------------------------------------------------------------------------------
                                                                                   163
--------------------------------------------------------------------------------------
Precision Instruments -- 1.5%
II-VI*                                                        77,000             2,041
Remec*                                                        23,100               843
--------------------------------------------------------------------------------------
                                                                                 2,884
--------------------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 1.5%
Smart Modular Technologies*                                   33,000             2,739
--------------------------------------------------------------------------------------
                                                                                 2,739
--------------------------------------------------------------------------------------
Semi-Conductor Testing Equipment -- 1.7%
Lecroy*                                                       70,400             3,115
--------------------------------------------------------------------------------------
                                                                                 3,115
--------------------------------------------------------------------------------------
Software-Client/Server -- 5.1%
Advent Software*                                              57,400             1,579
Documentum*                                                   30,300             1,007
Legato Systems*                                               87,500             3,106
Smallworldwide PLC*                                          102,000             2,091
Symix Systems*                                                98,500             1,835
--------------------------------------------------------------------------------------
                                                                                 9,618
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                           Shares/Face       Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Software-Other -- 3.0%
Radiant Systems*                                             163,200          $  3,427
Summit Design*                                               123,600             2,194
--------------------------------------------------------------------------------------
                                                                                 5,621
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 4.6%
DSP Group*                                                    46,900             1,841
Geotel Communications*                                        81,700             1,542
MAS Technology Limited ADR*                                   37,200               846
RF Monolithics*                                               90,000             2,273
Tollgrade Communications*                                     42,100               989
World Access*                                                 36,900             1,199
--------------------------------------------------------------------------------------
                                                                                 8,690
--------------------------------------------------------------------------------------
Voice/Call Transaction Processing -- 5.8%
Applied Voice Technology*                                    168,700             4,829
Davox*                                                        74,550             2,497
Natural Microsystems*                                         31,700             1,205
Nice Systems Limited ADR*                                     42,400             2,385
--------------------------------------------------------------------------------------
                                                                                10,916
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $43,619)                                                            63,862
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $116,590)                                                          168,196
--------------------------------------------------------------------------------------
Repurchase Agreements -- 10.6%
Greenwich Agency
   6.04%, dated 09/30/97, matures 10/01/97,
   repurchase price $5,561,334 (collateralized
   by U.S. Government Obligations: total market
   value $5,674,018) (A)                                   $   5,561             5,561
J.P. Morgan
   6.04%, dated 09/30/97, matures 10/01/97,
   repurchase price $14,295,623 (collateralized
   by U.S. Government Obligations: total market
   value $14,579,091) (A)                                     14,293            14,293
--------------------------------------------------------------------------------------
   Total Repurchase Agreements
      (Cost $19,854)                                                            19,854
--------------------------------------------------------------------------------------
Total Investments -- 100.3%
   (Cost $136,444)                                                             188,050
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- (0.3%)
Other Assets and Liabilities, Net                                                 (495)
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 13,819,838 outstanding
   shares of common stock                                                      136,043
Accumulated net investment loss                                                   (630)
Accumulated net realized gain on investments                                       536
Net unrealized appreciation on investments                                      51,606
--------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                     $187,555
======================================================================================
Net Asset Value, Offering and Redemption
   Price Per Share                                                              $13.57
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class



The accompanying notes are an integral part of the financial statements

==============================================================
PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
==============================================================

PBHG LARGE CAP 20 FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Cash                                      5%
               Consumer                                  4%
               Energy                                   11%
               Financial                                 9%
               Health                                   18%
               Services                                  9%
               Technology                               44%


--------------------------------------------------------------------------------
Objective  -- Long-term growth of capital
Invests in -- A limited number of larger capitalization companies (no more than
              20) that have above average potential for capital appreciation.
Strategy   -- The Fund concentrates its investments in what we view as the best opportunities in our universe of high growth companies with market capitalizations in excess of $1 billion. At the end of the period, the Fund held the desired number of 20 stocks ranging in market capitalization from $5.6 billion (HBO & Company) to $158 billion (Microsoft). The weighted average market capitalization was $23.3 billion. The Fund's size characteristics may vary dramatically from one time period to another reflecting the inherent sensitivity to changes in holdings of a highly concentrated portfolio.

----------------------------------            ----------------------------------
Top Five Performers*                          Bottom Five Performers*
Dell Computer                                 Parametric Technology(1)
Applied Materials                             NIKE(1)
EMC                                           Service Corp. International(2)
HBO & Company                                 America Online(2)
Peoplesoft                                    Oxford Health Plans(2)

 *  During the six month period ended September 30, 1997

(1) This security was completely sold during the period.

(2) This security was purchased during the period.

                             AGGREGATE TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                            Cumulative Inception
                                       6 Months(2)                 to Date(3)
--------------------------------------------------------------------------------
PBHG Large Cap 20 Fund                   39.46%                     29.14%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Large Cap 20 Fund, versus the Russell Top 200 Growth Index, and the Lipper Growth Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           PBHG      Russell     Lipper
              11/30/96    10000       10000       10000
              12/96       9841        9793        9848
              1/97        10462       10580       10353
              2/97        10002       10571       10210
              3/97        9261        10008       9732
              4/97        9881        10830       10106
              5/97        10913       11545       10849
              6/97        11524       12059       11276
              7/97        12856       13097       12223
              8/97        12235       12120       11816
              9/97        12915       12710       12472


1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Large Cap 20 Fund commenced operations on December 2, 1996.

4 The Russell Top 200 Growth Index is an unmanaged index comprised of those securities in the Russell Top 200 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.


=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 95.6%
Consumer -- 4.1%
Funeral Services -- 4.1%
Service Corp. International                                  137,400          $  4,423
--------------------------------------------------------------------------------------
                                                                                 4,423
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $4,557)                                                              4,423
--------------------------------------------------------------------------------------
Energy -- 10.9%
Contract Drilling -- 5.7%
Ensco International                                          157,400             6,207
--------------------------------------------------------------------------------------
                                                                                 6,207
--------------------------------------------------------------------------------------
Service/Equipment -- 5.2%
Schlumberger Limited                                          67,700             5,699
--------------------------------------------------------------------------------------
                                                                                 5,699
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $10,237)                                                            11,906
--------------------------------------------------------------------------------------
Financial -- 9.6%
Consumer Finance -- 4.1%
Associates First Capital                                      72,400             4,507
--------------------------------------------------------------------------------------
                                                                                 4,507
--------------------------------------------------------------------------------------
Mortgage Related -- 5.5%
MGIC Investment                                              105,300             6,035
--------------------------------------------------------------------------------------
                                                                                 6,035
--------------------------------------------------------------------------------------
   Total Financial
      (Cost $8,501)                                                             10,542
--------------------------------------------------------------------------------------
Health -- 17.8%
Drugs/Pharmaceuticals -- 3.3%
Lilly (Eli) & Co.                                             29,600             3,565
--------------------------------------------------------------------------------------
                                                                                 3,565
--------------------------------------------------------------------------------------
Information Systems -- 5.1%
HBO & Company                                                146,200             5,519
--------------------------------------------------------------------------------------
                                                                                 5,519
--------------------------------------------------------------------------------------

                        ==============================================================
                                                                  THE PBHG FUNDS, INC.
                        ==============================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Managed Health Care -- 4.9%
Oxford Health Plans*                                          72,000          $  5,391
--------------------------------------------------------------------------------------
                                                                                 5,391
--------------------------------------------------------------------------------------
Special Outpatient Facility -- 4.5%
HealthSouth*                                                 184,500             4,924
--------------------------------------------------------------------------------------
                                                                                 4,924
--------------------------------------------------------------------------------------
   Total Health
      (Cost $16,010)                                                            19,399
--------------------------------------------------------------------------------------
Services -- 9.3%
Communications Services -- 4.3%
Worldcom*                                                    132,900             4,701
--------------------------------------------------------------------------------------
                                                                                 4,701
--------------------------------------------------------------------------------------
Environmental -- 5.0%
USA Waste Services*                                          138,000             5,503
--------------------------------------------------------------------------------------
                                                                                 5,503
--------------------------------------------------------------------------------------
   Total Services
      (Cost $10,346)                                                            10,204
--------------------------------------------------------------------------------------
Technology -- 43.9%
Computer-Manufacturing -- 5.4%
Dell Computer*                                                61,200             5,929
--------------------------------------------------------------------------------------
                                                                                 5,929
--------------------------------------------------------------------------------------
Data Storage -- 5.4%
EMC*                                                         101,500             5,925
--------------------------------------------------------------------------------------
                                                                                 5,925
--------------------------------------------------------------------------------------
Semi-Conductor Product Equipment -- 5.4%
Applied Materials*                                            61,800             5,886
--------------------------------------------------------------------------------------
                                                                                 5,886
--------------------------------------------------------------------------------------
Software-Client/Server -- 5.9%
Peoplesoft*                                                  107,900             6,447
--------------------------------------------------------------------------------------
                                                                                 6,447
--------------------------------------------------------------------------------------
Software-Desktop -- 3.6%
Microsoft*                                                    30,000             3,969
--------------------------------------------------------------------------------------
                                                                                 3,969
--------------------------------------------------------------------------------------
Software-Internet -- 4.1%
America Online*                                               59,500             4,489
--------------------------------------------------------------------------------------
                                                                                 4,489
--------------------------------------------------------------------------------------
Software-System/Mainframe -- 4.7%
BMC Software*                                                 78,100             5,057
--------------------------------------------------------------------------------------
                                                                                 5,057
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 9.4%
Lucent Technologies                                           66,300             5,395
Tellabs*                                                      95,000             4,893
--------------------------------------------------------------------------------------
                                                                                10,288
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $34,534)                                                            47,990
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $84,185)                                                           104,464
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                             Face            Market
Description                                               Amount (000)     Value (000)
--------------------------------------------------------------------------------------
Repurchase Agreements -- 4.9%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $3,684,297 (collateralized by
   U.S. Government Obligations: total market
   value $3,757,351) (A)                                    $  3,684          $  3,684
Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $1,652,905 (collateralized by
   U.S. Government Obligations: total market value
   $1,695,862) (A)                                             1,652             1,652
--------------------------------------------------------------------------------------
   Total Repurchase Agreements
      (Cost $5,336)                                                              5,336
--------------------------------------------------------------------------------------
Total Investments -- 100.5%
   (Cost $89,521)                                                              109,800
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- (0.5%)
Other Assets and Liabilities, Net                                                 (547)
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares PBHG Class (authorized 200 million shares --
   $0.01 par value) based on 8,466,357 outstanding shares
   of common stock                                                              88,368
Accumulated net investment loss                                                   (399)
Accumulated net realized gain on investments                                     1,005
Net unrealized appreciation on investments                                      20,279
--------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                     $109,253
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $12.90
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement



The accompanying notes are an integral part of the financial statements

==============================================================
PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
==============================================================

PBHG LARGE CAP VALUE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Cash                                4%
                Basic Materials                     5%
                Capital Goods                      13%
                Communication Services              5%
                Consumer Cyclical                   9%
                Consumer Staples                    2%
                Energy                             13%
                Finance                            33%
                Healthcare                          7%
                Transportation                      5%
                Technology                          4%

--------------------------------------------------------------------------------
Objective  -- Long-term growth of capital and income.
Invests in -- A diversified portfolio of equity securities of large capitalization companies.
Strategy   -- The Fund invests in companies with market capitalizations in excess of $1 billion which, in the Advisers' opinion, are undervalued or overlooked by the market. In selecting investments for the Fund, the Advisers emphasize fundamental investment value and consider factors such as the relationship of a company's potential earning power to the current market price of its stock; continuing dividend income and the potential for increased dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; and potential for favorable business developments.

-------------------------------------      -------------------------------------
Top Five Performers*                       Bottom Five Performers*
Noble Drilling                             Columbia HCA Healthcare
Reading & Bates                            Nine West Group
Parker Hannifin                            LTV
International Business Machines            Harnischfeger Industries
ITT Industries                             Aetna

*During the six month period ended September 30, 1997


                             AGGREGATE TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                            Cumulative Inception
                                      6 Months(2)                 to Date(3)
--------------------------------------------------------------------------------
PBHG Large Cap Value Fund               23.15%                     24.50%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Large Cap Value Fund, versus the Russell 1000 Value Index, and the Lipper Growth & Income Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                              PBHG      Russell    Lipper
                  12/31/96    10000      10000      10000
                  1/97        10240      10485      10430
                  2/97        10430      10639      10484
                  3/97        10110      10256      10113
                  4/97        10380      10687      10473
                  5/97        11080      11284      11128
                  6/97        11560      11768      11556
                  7/97        12400      12653      12405
                  8/97        11999      12203      11991
                  9/97        12449      12940      12599


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Large Cap Value Fund commenced operations on January 2, 1997.

4 The Russell 1000 Value Index is an unmanaged index comprised of those securities in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Growth and Income Funds Average is an equally weighted benchmark composed mutual funds, each of which combines growth of earnings with an income requirement for level and/or rising dividends. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 95.7%
Basic Materials -- 4.9%
Chemicals & Allied Products -- 1.5%
Rohm & Haas                                                   11,300          $  1,084
--------------------------------------------------------------------------------------
                                                                                 1,084
--------------------------------------------------------------------------------------
Non-Ferrous Metals & Mining -- 1.3%
Reynolds Metals                                               13,000               921
--------------------------------------------------------------------------------------
                                                                                   921
--------------------------------------------------------------------------------------
Paper -- 1.6%
Fort James                                                     9,000               412
Union Camp                                                    11,900               734
--------------------------------------------------------------------------------------
                                                                                 1,146
--------------------------------------------------------------------------------------
Steel -- 0.5%
LTV                                                           27,700               351
--------------------------------------------------------------------------------------
                                                                                   351
--------------------------------------------------------------------------------------
   Total Basic Materials
      (Cost $3,174)                                                             $3,502
--------------------------------------------------------------------------------------
Capital Goods -- 13.0%
Building & Construction -- 0.6%
Fluor                                                          7,500               402
--------------------------------------------------------------------------------------
                                                                                   402
--------------------------------------------------------------------------------------
Machinery & Instrumentation -- 12.4%
Agco                                                          44,900             1,423
Case                                                          26,600             1,772
Elsag Bailey Process*                                         61,800             1,043
Flowserve                                                     24,500               732
Harnischfeger Industries                                      60,800             2,599
Parker Hannifin                                               28,000             1,260
--------------------------------------------------------------------------------------
                                                                                 8,829
--------------------------------------------------------------------------------------
   Total Capital Goods
       (Cost $8,661)                                                             9,231
--------------------------------------------------------------------------------------

                              ========================================================
                                                                  THE PBHG FUNDS, INC.
                              ========================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Communications Services -- 4.7%
Utilities-Telephone -- 4.7%
Bell Atlantic                                                 23,808          $  1,915
GTE                                                           31,200             1,416
--------------------------------------------------------------------------------------
                                                                                 3,331
--------------------------------------------------------------------------------------
   Total Communications Services
      (Cost $3,027)                                                              3,331
--------------------------------------------------------------------------------------
Consumer Cyclical -- 8.8%
Auto & Related -- 2.3%
Borg-Warner Automotive                                        15,700               893
ITT Industries                                                22,300               740
--------------------------------------------------------------------------------------
                                                                                 1,633
--------------------------------------------------------------------------------------
Retail-Department Stores -- 4.9%
Dillards, Cl A                                                52,300             2,291
J.C. Penney                                                   21,000             1,223
--------------------------------------------------------------------------------------
                                                                                 3,514
--------------------------------------------------------------------------------------
Retail-Specialty -- 1.6%
Claire's Stores                                               15,200               340
Nine West Group*                                              20,700               814
--------------------------------------------------------------------------------------
                                                                                 1,154
--------------------------------------------------------------------------------------
   Total Consumer Cyclical
      (Cost $5,466)                                                              6,301
--------------------------------------------------------------------------------------
Consumer Staples -- 2.5%
Tobacco -- 2.5%
RJR Nabisco                                                   51,000             1,753
--------------------------------------------------------------------------------------
                                                                                 1,753
--------------------------------------------------------------------------------------
   Total Consumer Staples
      (Cost $1,703)                                                              1,753
--------------------------------------------------------------------------------------
Energy -- 12.6%
Oil & Gas Services -- 4.7%
Noble Drilling*                                               47,500             1,532
Reading & Bates*                                              43,200             1,796
--------------------------------------------------------------------------------------
                                                                                 3,328
--------------------------------------------------------------------------------------
Oils--Domestic -- 4.2%
Amoco                                                         15,350             1,479
USX-Marathon Group                                            40,000             1,488
--------------------------------------------------------------------------------------
                                                                                 2,967
--------------------------------------------------------------------------------------
Oils--International -- 3.7%
Repsol S.A. ADR                                               33,700             1,462
Texaco                                                        19,200             1,180
--------------------------------------------------------------------------------------
                                                                                 2,642
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $6,818)                                                              8,937
--------------------------------------------------------------------------------------
Finance -- 32.9%
Finance-Insurance -- 12.6%
Allstate                                                      18,000             1,447
Hartford Financial Services                                   22,500             1,936
Loews                                                         20,800             2,349
Nationwide Financial Services                                 40,000             1,115
Penncorp Financial Group                                      38,400             1,190
PMI Group                                                     16,000               917
--------------------------------------------------------------------------------------
                                                                                 8,954
--------------------------------------------------------------------------------------
Finance-Money Center Banks -- 3.0%
Chase Manhattan                                               18,000             2,124
--------------------------------------------------------------------------------------
                                                                                 2,124
--------------------------------------------------------------------------------------
Finance-Other -- 2.4%
Capital One Financial                                          9,600               439
Travelers                                                     19,000             1,297
--------------------------------------------------------------------------------------
                                                                                 1,736
--------------------------------------------------------------------------------------
Finance-Regional Banks -- 7.7%
Banc One                                                      19,300             1,077
BankBoston                                                    14,000             1,238
First Union                                                   37,800             1,892
Nationsbank                                                   20,400             1,262
--------------------------------------------------------------------------------------
                                                                                 5,469
--------------------------------------------------------------------------------------
Real Estate/REITS -- 7.2%
Equity Residential Properties Trust                           34,000             1,855
Meditrust                                                     27,100             1,125
Nationwide Health Property                                    22,300               537
Simon Debartolo Group                                         48,500             1,601
--------------------------------------------------------------------------------------
                                                                                 5,118
--------------------------------------------------------------------------------------
   Total Finance
      (Cost $20,992)                                                            23,401
--------------------------------------------------------------------------------------
Healthcare -- 7.0%
Drugs & Health Care -- 4.3%
Aetna                                                         20,000             1,629
Foundation Health Systems*                                    24,000               768
Medpartners*                                                  31,400               673
--------------------------------------------------------------------------------------
                                                                                 3,070
--------------------------------------------------------------------------------------
For Profit Hospitals -- 2.7%
Columbia/HCA Healthcare                                       65,700             1,889
--------------------------------------------------------------------------------------
                                                                                 1,889
--------------------------------------------------------------------------------------
   Total Healthcare
      (Cost $5,339)                                                              4,959
--------------------------------------------------------------------------------------
Technology -- 3.9%
Electronics & Instruments -- 2.1%
Avnet                                                         23,500             1,494
--------------------------------------------------------------------------------------
                                                                                 1,494
--------------------------------------------------------------------------------------
Office Equipment & Supplies -- 1.8%
International Business Machines                               12,500             1,324
--------------------------------------------------------------------------------------
                                                                                 1,324
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $2,443)                                                              2,818
--------------------------------------------------------------------------------------
Transportation -- 5.2%
Transportation -- 5.2%
Burlington Northern Santa Fe                                  14,000             1,353
Delta Airlines                                                 7,800               735
Southwest Airlines                                            49,800             1,590
--------------------------------------------------------------------------------------
                                                                                 3,678
--------------------------------------------------------------------------------------
   Total Transportation
      (Cost $3,095)                                                              3,678
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                           Shares/Face          Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Utilities -- 0.2%
Utilities-Electrical -- 0.2%
Duke Energy                                                    3,080          $    152
--------------------------------------------------------------------------------------
                                                                                   152
--------------------------------------------------------------------------------------
   Total Utilities
      (Cost $81)                                                                   152
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $60,799)                                                            68,063
--------------------------------------------------------------------------------------
Repurchase Agreement -- 3.9%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $2,769,269 (collateralized by
   U.S. Government Obligations: total market
   value $2,824,180) (A)                                      $2,769             2,769
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $2,769)                                                              2,769
--------------------------------------------------------------------------------------
Total Investments -- 99.6%
   (Cost $63,568)                                                               70,832
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 0.4%
Other Assets and Liabilities, Net                                                  257
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 5,711,929 outstanding shares
   of common stock                                                              61,860
Undistributed net investment income                                                218
Accumulated net realized gain on investments                                     1,747
Net unrealized appreciation on investments                                       7,264
--------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                    $ 71,089
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $12.45
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG MID-CAP VALUE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Cash                                6%
                Basic Materials                    11%
                Capital Goods                      21%
                Consumer Cyclical                   9%
                Consumer Staples                    2%
                Energy                              9%
                Finance                            11%
                Healthcare                          5%
                Miscellaneous                       2%
                Technology                         15%
                Transportation                      5%
                Utilities                           4%

Objective  -- To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Invests in -- Common stocks and other equity securities of companies with market capitalizations in the range of companies represented by the Standard & Poor's Mid-Cap 400 Index (S&P 400), which are considered to be undervalued based on certain proprietary measures of value.

Strategy   -- The Fund invests in equity securities of companies with between
              $200 million and $5 billion in market capitalization. In selecting investments for the Fund, the Adviser emphasizes fundamental investment value and considers the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earning power to the current price of its stock; current dividend income and the potential for dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; strong competitive advantages; and potential for favorable business developments.

-----------------------------------         -----------------------------------
Top Five Performers*                        Bottom Five Performers*
Arterial Vascular Engineer                  INSO
Tandem Computers                            Software Artistry
Essex International                         National Data
Lone Star Industries                        Jetfax
Foodmaker                                   Vivid Technologies

*  During the six month period ended September 30, 1997

                             AGGREGATE TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                 Cumulative Inception to Date(2)
--------------------------------------------------------------------------------
PBHG Mid-Cap Value Fund                                      43.00%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Mid-Cap Value Fund, versus the S&P Mid-Cap 400 Index, and the Lipper Mid-Cap Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                            PBHG        S&P      LIPPER
                4/97       10000      10000      10000
                5/97       10740      10874      11005
                6/97       11410      11180      11420
                7/97       12890      12285      12338
                8/97       13241      12270      12295
                9/97       14301      12976      13078


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Total return has not been annualized. The PBHG Mid-Cap Value Fund commenced operations on May 1, 1997.

3 The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mig-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

4 The Lipper Mid-Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which by prospectus or portfolio practice invests primarily in companies with market capitalizations less than $5 billion at the time of purchase. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

                     =================================================================
                          SCHEDULE OF INVESTMENTS As of September 30, 1997 (Unaudited)
                     =================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 94.4%
Basic Materials -- 11.0%
Chemicals & Allied Products -- 1.2%
Arco Chemical                                                  7,600          $    346
--------------------------------------------------------------------------------------
                                                                                   346
--------------------------------------------------------------------------------------
Non-Ferrous Metals & Mining -- 2.4%
Commonwealth Industries                                       30,000               578
Titanium Metals*                                               4,000               149
--------------------------------------------------------------------------------------
                                                                                   727
--------------------------------------------------------------------------------------
Paper -- 0.7%
Jefferson Smurfit*                                            10,000               200
--------------------------------------------------------------------------------------
                                                                                   200
--------------------------------------------------------------------------------------
Specialty Chemicals -- 1.5%
Lubrizol                                                      10,600               445
--------------------------------------------------------------------------------------
                                                                                   445
--------------------------------------------------------------------------------------
Steel -- 5.2%
British Steel PLC ADR                                         13,900               405
NS Group*                                                     27,000               874
Oregon Steel Mills                                            10,100               274
--------------------------------------------------------------------------------------
                                                                                 1,553
--------------------------------------------------------------------------------------
   Total Basic Materials
       (Cost $3,144)                                                             3,271
--------------------------------------------------------------------------------------
Capital Goods -- 21.7%
Aerospace & Equipment -- 1.6%
AAR                                                            4,500               150
Precision Castparts                                            3,300               215
RMI Titanium*                                                  2,400                60
Sundstrand                                                       800                46
--------------------------------------------------------------------------------------
                                                                                   471
--------------------------------------------------------------------------------------

=================================================================
SCHEDULE OF INVESTMENTS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Building & Construction -- 5.3%
Centex                                                         4,900          $    286
Lafarge                                                       16,100               519
Lone Star Industries                                           6,800               367
USG*                                                           8,500               408
--------------------------------------------------------------------------------------
                                                                                 1,580
--------------------------------------------------------------------------------------
Electrical & Electronic -- 5.7%
AVX                                                            1,500                49
Essex International*                                          40,000             1,540
Tektronix                                                      1,400                94
--------------------------------------------------------------------------------------
                                                                                 1,683
--------------------------------------------------------------------------------------
Machinery & Instrumentation -- 7.4%
Chicago Bridge & Iron-NY SHR                                   4,200                87
Coltec Industries*                                            12,400               268
Denison International PLC ADR*                                23,000               437
Ingersoll Rand                                                11,500               495
JLK Direct Distribution, Cl A*                                 5,400               162
MSC Industrial Direct*                                         1,900                87
Parker-Hannifin                                                8,850               398
Trinity Industries                                             5,800               280
--------------------------------------------------------------------------------------
                                                                                 2,214
--------------------------------------------------------------------------------------
Pollution Controls -- 1.7%
Kennametal                                                    10,300               500
--------------------------------------------------------------------------------------
                                                                                   500
--------------------------------------------------------------------------------------
   Total Capital Goods
      (Cost $6,123)                                                              6,448
--------------------------------------------------------------------------------------
Consumer Cyclical -- 9.4%
Auto & Related -- 1.5%
Dana                                                           4,400               217
Eaton                                                            800                74
International Total Services*                                 10,000               153
--------------------------------------------------------------------------------------
                                                                                   444
--------------------------------------------------------------------------------------
Furniture/Appliances -- 0.2%
O'Sullivan Industries Holdings*                                5,600                70
--------------------------------------------------------------------------------------
                                                                                    70
--------------------------------------------------------------------------------------
Leisure Time -- 1.4%
Royal Caribbean Cruises Limited                                9,400               411
--------------------------------------------------------------------------------------
                                                                                   411
--------------------------------------------------------------------------------------
Printing & Publishing -- 1.4%
Safeguard Scientifics*                                         3,000                88
Scripps (E.W.), Cl A                                           3,300               145
Washington Post, Cl B                                            400               179
--------------------------------------------------------------------------------------
                                                                                   412
--------------------------------------------------------------------------------------
Retail-Department Stores -- 1.3%
Dillards, Cl A                                                 4,600               202
Meyer (Fred)*                                                  3,300               176
--------------------------------------------------------------------------------------
                                                                                   378
--------------------------------------------------------------------------------------
Retail-Specialty -- 1.8%
Proffitts*                                                     1,600                95
Ross Stores                                                    4,000               136
TJX Companies                                                 10,100               309
--------------------------------------------------------------------------------------
                                                                                   540
--------------------------------------------------------------------------------------
Rubber -- 1.8%
Cooper Tire and Rubber                                        19,900               529
--------------------------------------------------------------------------------------
                                                                                   529
--------------------------------------------------------------------------------------
   Total Consumer Cyclical
      (Cost $2,597)                                                              2,784
--------------------------------------------------------------------------------------
Consumer Staples -- 2.3%
Food, House & Personal Products -- 1.7%
Pilgrims Pride                                                32,000               476
Tyson Foods                                                    2,000                47
--------------------------------------------------------------------------------------
                                                                                   523
--------------------------------------------------------------------------------------
Tobacco -- 0.6%
Universal - Virginia                                           4,600               167
--------------------------------------------------------------------------------------
                                                                                   167
--------------------------------------------------------------------------------------
   Total Consumer Staples
      (Cost $617)                                                                  690
--------------------------------------------------------------------------------------
Energy -- 8.8%
Geophysical Service Company -- 0.6%
Veritas*                                                       4,100               174
--------------------------------------------------------------------------------------
                                                                                   174
--------------------------------------------------------------------------------------
Natural Gas Pipelines -- 0.9%
Cal Dive International*                                        7,000               261
--------------------------------------------------------------------------------------
                                                                                   261
--------------------------------------------------------------------------------------
Oil & Gas Domestic -- 0.3%
Montery Resources                                              4,700                99
--------------------------------------------------------------------------------------
                                                                                    99
--------------------------------------------------------------------------------------
Oil & Gas Pipelines -- 1.5%
Valero Energy                                                 13,300               436
--------------------------------------------------------------------------------------
                                                                                   436
--------------------------------------------------------------------------------------
Oil & Gas Services -- 3.3%
BJ Services*                                                   5,200               386
Offshore Logistics*                                           13,000               234
Tidewater                                                      1,800               107
Tuboscope*                                                     4,000               125
Weatherford Enterra*                                           2,700               144
--------------------------------------------------------------------------------------
                                                                                   996
--------------------------------------------------------------------------------------
Oil Well Contract Drilling -- 0.5%
Ensco International                                            3,600               142
--------------------------------------------------------------------------------------
                                                                                   142
--------------------------------------------------------------------------------------
Oils-Domestic -- 1.7%
Ocean Energy*                                                  2,500               172
Oceaneering International*                                     3,900                93
Sun Company                                                    5,400               237
--------------------------------------------------------------------------------------
                                                                                   502
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $2,121)                                                              2,610
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Finance -- 11.0%
Finance-Insurance -- 4.6%
CMAC Investment                                                5,300          $    284
Liberty Financial Companies                                    3,200               168
Mercury General                                                3,000               262
Mid Ocean Limited                                              3,300               209
Old Republic International                                     8,500               332
Torchmark                                                      2,900               114
--------------------------------------------------------------------------------------
                                                                                 1,369
--------------------------------------------------------------------------------------
Finance-Investment -- 2.5%
AMVESCAP PLC ADR*                                              2,500               169
Arm Financial Group*                                           1,900                45
Bear Stearns                                                     900                40
Edwards A.G.                                                   2,800               144
GATX                                                           4,200               284
MGIC Investment                                                1,300                74
--------------------------------------------------------------------------------------
                                                                                   756
--------------------------------------------------------------------------------------
Finance-Money Center Banks -- 1.6%
Bank Plus*                                                     4,000                51
Coast Savings Financial*                                       1,300                68
Dime Bancorp                                                  16,600               348
--------------------------------------------------------------------------------------
                                                                                   467
--------------------------------------------------------------------------------------
Finance-Regional Banks -- 1.1%
Australia & New Zealand Banking Group-ADR*                       900                37
First of America Bank                                            900                48
National City                                                  1,100                68
Westamerica Bancorporation                                     1,000                87
Wilmington Trust                                               1,500                82
--------------------------------------------------------------------------------------
                                                                                   322
--------------------------------------------------------------------------------------
Real Estate/REITS -- 1.2%
LaSalle Partners*                                             10,700               374
--------------------------------------------------------------------------------------
                                                                                   374
--------------------------------------------------------------------------------------
   Total Finance
      (Cost $2,921)                                                              3,288
--------------------------------------------------------------------------------------
Healthcare -- 4.6%
Drugs & Health Care -- 4.6%
Bergen Brunswig                                                4,200               170
Beverly Enterprises*                                           5,800               101
Bindley Western Industries                                     3,200                89
Hillenbrand Industries                                         1,000                45
ICN Pharmaceuticals                                            5,600               275
Ocular Sciences*                                               7,000               162
Sulzer Medica ADR*                                             7,500               198
Vivus*                                                         3,000               113
Xomed Surgical Products*                                      11,000               218
--------------------------------------------------------------------------------------
                                                                                 1,371
--------------------------------------------------------------------------------------
   Total Healthcare
      (Cost $1,138)                                                              1,371
--------------------------------------------------------------------------------------
Miscellaneous -- 2.5%
Diversified Companies -- 2.5%
Accustaff*                                                     1,800                56
Sequent Computer Systems*                                     28,000               695
--------------------------------------------------------------------------------------
                                                                                   751
--------------------------------------------------------------------------------------
   Total Miscellaneous
      (Cost $815)                                                                  751
--------------------------------------------------------------------------------------
Technology -- 14.7%
Computers/Networking -- 4.6%
Bay Networks*                                                 11,600               448
Box Hill Systems*                                              8,000               140
Iomega*                                                        7,600               198
Silicon Graphics*                                              7,000               184
Structural Dynamics Research*                                  5,000               128
Viewlogic Systems*                                            11,200               267
--------------------------------------------------------------------------------------
                                                                                 1,365
--------------------------------------------------------------------------------------
Electronics & Instruments -- 3.1%
Flextronics International Limited*                             5,000               238
Galileo International*                                        11,700               327
Jetfax*                                                       11,000                94
Kent Electronics*                                              5,100               201
Tech Data*                                                     1,000                46
Vivid Technologies*                                            2,000                31
--------------------------------------------------------------------------------------
                                                                                   937
--------------------------------------------------------------------------------------
Office Equipment & Supplies -- 3.5%
Aehr Test Systems*                                             5,000                89
Cadence Design Systems*                                        1,800                96
HMT Technology*                                                5,000                78
Hon Industries                                                 1,000                58
Ingram Micro*                                                  3,100                84
Pierce Leahy*                                                  2,900                79
Storage Technology*                                            4,700               225
Sun Microsystems*                                              4,000               187
Wallace Computer Services                                      4,100               151
--------------------------------------------------------------------------------------
                                                                                 1,047
--------------------------------------------------------------------------------------
Software/Software Service -- 3.5%
At Home Corporation-- Series A*                                1,000                23
Axent Technologies*                                            3,000                62
Electronic Arts*                                               4,000               155
INSO*                                                          4,000                50
Intuit*                                                        8,000               256
Simulation Sciences*                                           3,000                59
Software Artistry*                                             2,000                27
Symantec*                                                     18,000               409
--------------------------------------------------------------------------------------
                                                                                 1,041
--------------------------------------------------------------------------------------
   Total Technology
      (Cost$4,124)                                                               4,390
--------------------------------------------------------------------------------------
Transportation -- 4.7%
Transportation -- 4.7%
Arnold Industries                                              5,000               117
CNF Transportation                                             4,500               196
Roadway Express                                                4,000               109
Seacor Holdings*                                                 600                37
Southwest Airlines                                            15,400               492
USFreightways                                                 10,000               336
Yellow*                                                        3,000                98
--------------------------------------------------------------------------------------
                                                                                 1,385
--------------------------------------------------------------------------------------
   Total Transportation
      (Cost $1,251)                                                              1,385
--------------------------------------------------------------------------------------
Utilities -- 3.7%
Utilities-Electrical -- 0.3%
Houston Industries                                             3,800                83
--------------------------------------------------------------------------------------
                                                                                    83
--------------------------------------------------------------------------------------

=================================================================
SCHEDULE OF INVESTMENTS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                           Shares/Face       Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Utilities-Natural Gas Utilities -- 3.4%
Columbia Gas System                                            3,400          $    238
Nicor                                                         10,300               386
Peoples Energy                                                10,800               407
--------------------------------------------------------------------------------------
                                                                                 1,031
--------------------------------------------------------------------------------------
   Total Utilities
      (Cost $1,087)                                                              1,114
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $25,938)                                                            28,102
--------------------------------------------------------------------------------------
Repurchase Agreement -- 6.1%
Lehman Brothers
   5.36%, dated 09/30/97, matures 10/01/97,
   repurchase price $1,817,747 (collateralized
   by U.S. Government Obligations: total market
   value $1,873,443)                                          $1,817             1,817
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $1,817)                                                              1,817
--------------------------------------------------------------------------------------
Total Investments -- 100.5%
   (Cost $27,755)                                                               29,919
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Limited Company
NY SHR -- New York Shares



The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG SMALL CAP VALUE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Cash                                7%
                Basic Materials                     9%
                Capital Goods                      17%
                Communication Services              1%
                Consumer Cyclical                  12%
                Energy                              2%
                Consumer Staples                    2%
                Finance                            17%
                Healthcare                          6%
                Miscellaneous                       3%
                Technology                         14%
                Transportation                      8%
                Utilities                           2%

Objective  -- To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Invests in -- A diversified portfolio of common stocks of small companies with market capitalizations in the range of companies represented by the Russell 2000 Index, which are considered to be relatively undervalued based on certain proprietary measures of value.

Strategy   -- The Fund invests in equity securities of companies with between
              $57 million and $610 million in market capitalization. In selecting investments for the Fund, the Adviser emphasizes fundamental investment value and considers the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earning power to the current price of its stock; current dividend income and the potential for dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; strong competitive advantages; and potential for favorable business developments.

------------------------------------        ------------------------------------
Top Five Performers*                        Bottom Five Performers*
NS Group                                    INSO
Tandem Computers                            Barringer Technologies
Arterial Vascular Engineer                  Standard Commercial
DAOU Systems                                California Micro Devices
Summit Design                               Furniture Brands International

*  During the six month period ended September 30, 1997

                            AGGREGATE TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                 Cumulative Inception to Date(2)
--------------------------------------------------------------------------------
PBHG Small Cap Value Fund                                   45.50%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Small Cap Value Fund, versus the Russell 2000 Index, and the Lipper Small Cap Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              PBHG       S&P       Lipper
                  4/97       10000      10000      10000
                  5/97       10880      11113      11196
                  6/97       11800      11590      11791
                  7/97       13070      12129      12532
                  8/97       13371      12406      12751
                  9/97       14551      13315      13725


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Total return has not been annualized. The PBHG Small Cap Value Fund commenced operations on May 1, 1997.

3 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

4 The Lipper Small Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net assets value of the Funds in the Index with all capital gains distributions and income dividends reinvested.

                    ==================================================================
                         SCHEDULE  OF INVESTMENTS As of September 30, 1997 (Unaudited)
                    ==================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 88.6%
Basic Materials -- 9.0%
Non-Ferrous Metals & Mining -- 3.7%
Commonwealth Industries                                       70,000          $  1,348
Mueller Industries*                                           14,100               641
Titanium Metals*                                               5,000               186
--------------------------------------------------------------------------------------
                                                                                 2,175
--------------------------------------------------------------------------------------
Paper --0.2%
Jefferson Smurfit*                                             5,600               112
--------------------------------------------------------------------------------------
                                                                                   112
--------------------------------------------------------------------------------------
Specialty Chemicals -- 0.4%
Lubrizol                                                       6,100               256
--------------------------------------------------------------------------------------
                                                                                   256
--------------------------------------------------------------------------------------
Steel -- 4.7%
NS Group*                                                     34,600             1,120
Oregon Steel Mills                                            34,600               938
Schnitzer Steel Industries, Cl A                              14,000               471
Steel-- continued
Shaw Group*                                                   12,800           $   281
--------------------------------------------------------------------------------------
                                                                                 2,810
--------------------------------------------------------------------------------------
   Total Basic Materials
      (Cost $5,114)                                                              5,353
--------------------------------------------------------------------------------------
Capital Goods -- 15.8%
Aerospace & Equipment -- 3.3%
AAR                                                           34,800             1,161
Precision Castparts                                            1,500                98
RMI Titanium*                                                 10,900               273
Wyman-Gordan*                                                 17,000               446
--------------------------------------------------------------------------------------
                                                                                 1,978
--------------------------------------------------------------------------------------
Building & Construction -- 2.4%
Centex                                                         3,800               222
Lone Star Industries                                          12,700               686
USG*                                                          10,800               517
--------------------------------------------------------------------------------------
                                                                                 1,425
--------------------------------------------------------------------------------------

==================================================================
SCHEDULE  OF INVESTMENTS As of September 30, 1997 (Unaudited)
==================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Electrical & Electronic -- 6.5%
Barringer Technologies*                                       89,400          $    950
Essex International*                                          75,000             2,887
--------------------------------------------------------------------------------------
                                                                                 3,837
--------------------------------------------------------------------------------------
Machinery & Instrumentation -- 3.2%
Chicago Bridge & Iron-NY SHR                                   8,400               174
Denison International PLC-ADR*                                12,000               228
Gorman-Rupp                                                    2,300                46
Jlk Direct Distribution, Cl A*                                14,200               425
Manitowoc                                                     10,200               364
MSC Industrial Direct*                                         6,800               313
Trinity Industries                                             7,100               343
--------------------------------------------------------------------------------------
                                                                                 1,893
--------------------------------------------------------------------------------------
Pollution Controls -- 0.4%
Kennametal                                                     5,100               247
--------------------------------------------------------------------------------------
                                                                                   247
--------------------------------------------------------------------------------------
   Total Capital Goods
      (Cost $9,172)                                                              9,380
--------------------------------------------------------------------------------------
Communications Services -- 0.8%
Utilities-Telecommunications -- 0.8%
Tower Semiconductor Limited*                                  22,400               445
--------------------------------------------------------------------------------------
                                                                                   445
--------------------------------------------------------------------------------------
   Total Communications Services
      (Cost $397)                                                                  445
--------------------------------------------------------------------------------------
Consumer Cyclical -- 11.3%
Auto & Related -- 0.6%
International Total Services*                                 18,000               275
Superior Industries International                              4,200               116
--------------------------------------------------------------------------------------
                                                                                   391
--------------------------------------------------------------------------------------
Furniture/Appliances -- 0.5%
O'Sullivan Industries Holdings*                               22,900               286
--------------------------------------------------------------------------------------
                                                                                   286
--------------------------------------------------------------------------------------
Leisure Time -- 0.6%
Royal Caribbean Cruises Limited                                6,000               262
Servico*                                                       3,900                67
--------------------------------------------------------------------------------------
                                                                                   329
--------------------------------------------------------------------------------------
Printing & Publishing -- 0.5%
Safeguard Scientifics*                                        10,400               304
--------------------------------------------------------------------------------------
                                                                                   304
--------------------------------------------------------------------------------------
Restaurants -- 0.5%
Sonic*                                                        11,000               308
--------------------------------------------------------------------------------------
                                                                                   308
--------------------------------------------------------------------------------------
Retail-Department Stores -- 2.5%
Cross-Continent Auto Retailers*                               17,700               238
Footstar*                                                     19,200               517
Meyer (Fred)*                                                  5,500               293
Novel Denim Holdings*                                          6,000               162
Stein Mart*                                                    8,000               262
--------------------------------------------------------------------------------------
                                                                                 1,472
--------------------------------------------------------------------------------------
Retail-Specialty -- 5.4%
Claire's Stores                                                3,200                72
Family Dollar Stores                                           5,600               128
Hancock Fabrics                                               22,250               299
Mac Frugals Bargains Close-outs*                              22,200               677
Maxim Group*                                                  26,900               437
Proffitt's*                                                    3,200               190
Ross Stores                                                    3,000               102
Shopko Stores                                                 30,300               788
Windmere                                                      20,600               490
--------------------------------------------------------------------------------------
                                                                                 3,183
--------------------------------------------------------------------------------------
Rubber -- 0.2%
Cooper Tire and Rubber                                         4,700               125
--------------------------------------------------------------------------------------
                                                                                   125
--------------------------------------------------------------------------------------
Textiles & Apparel -- 0.5%
Tefron Limited*                                               15,000               300
--------------------------------------------------------------------------------------
                                                                                   300
--------------------------------------------------------------------------------------
   Total Consumer Cyclical
      (Cost $6,176)                                                              6,698
--------------------------------------------------------------------------------------
Consumer Staples -- 2.1%
Food, House & Personal Products -- 0.8%
Pilgrims Pride                                                12,800               190
Prime Medical Services*                                       18,000               252
--------------------------------------------------------------------------------------
                                                                                   442
--------------------------------------------------------------------------------------
Tobacco -- 1.3%
JR Cigar*                                                     16,300               570
Universal - Virginia                                           6,000               218
--------------------------------------------------------------------------------------
                                                                                   788
--------------------------------------------------------------------------------------
   Total Consumer Staples
      (Cost $980)                                                                1,230
--------------------------------------------------------------------------------------
Energy -- 1.7%
Geophysical Service Company -- 0.3%
Veritas*                                                       3,900               166
--------------------------------------------------------------------------------------
                                                                                   166
--------------------------------------------------------------------------------------
Natural Gas Pipelines -- 0.1%
Cal Dive International*                                        2,000                74
--------------------------------------------------------------------------------------
                                                                                    74
--------------------------------------------------------------------------------------
Oil & Gas Pipelines -- 0.5%
Valero Energy*                                                10,000               328
--------------------------------------------------------------------------------------
                                                                                   328
--------------------------------------------------------------------------------------
Oil & Gas Services -- 0.5%
Comstock Resources*                                           10,900               126
Midcoast Energy Resources                                      5,400               111
Tuboscope*                                                     2,000                63
--------------------------------------------------------------------------------------
                                                                                   300
--------------------------------------------------------------------------------------
Oil Refining & Marketing -- 0.1%
Tesoro Petroleum*                                              2,600                47
--------------------------------------------------------------------------------------
                                                                                    47
--------------------------------------------------------------------------------------

                                                            ==========================
                                                                  THE PBHG FUNDS, INC.
                                                            ==========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Oils-Domestic -- 0.2%
Oceaneering International*                                     4,700          $    112
--------------------------------------------------------------------------------------
                                                                                   112
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $874)                                                                1,027
--------------------------------------------------------------------------------------
Finance -- 16.3%
Finance-Insurance -- 4.2%
Allied Group                                                   6,200               315
CMAC Investment                                                4,200               225
Exel Limited                                                   4,400               262
HCC Insurance Holdings                                         1,700                45
HSB Group                                                      9,000               501
Liberty Financial Companies                                   13,700               719
Mercury General                                                5,000               438
--------------------------------------------------------------------------------------
                                                                                 2,505
--------------------------------------------------------------------------------------
Finance-Investment -- 0.6%
Arm Financial Group*                                          14,200               338
--------------------------------------------------------------------------------------
                                                                                   338
--------------------------------------------------------------------------------------
Finance-Money Center Banks -- 6.2%
Bayonne Bancshares                                            34,000               425
City National                                                  3,200               102
Coast Savings Financial*                                       8,900               467
First Commonwealth Financial                                   7,200               157
First Essex Bancorp                                           28,000               571
First International Bancorp*                                  15,000               269
ML Bancorp                                                    35,000               958
Provident Bankshares                                          11,300               644
Sovereign Bancorp                                              5,000                88
--------------------------------------------------------------------------------------
                                                                                 3,681
--------------------------------------------------------------------------------------
Finance-Other -- 0.8%
Orion Capital                                                  3,000               136
SIS Bancorp                                                   10,100               351
--------------------------------------------------------------------------------------
                                                                                   487
--------------------------------------------------------------------------------------
Finance-Regional Banks -- 2.5%
Albank Financial                                               5,300               224
Colonial Bancgroup                                             2,700                78
FFY Financial                                                  9,000               251
Hamilton Bank*                                                 4,400               121
Jacksonville Bancorp                                          20,000               345
Medford Savings Bank                                           7,700               277
Prime Bancshares*                                              8,500               161
Trustco Bank                                                   1,200                33
--------------------------------------------------------------------------------------
                                                                                 1,490
--------------------------------------------------------------------------------------
Real Estate/REITS -- 2.0%
Colonial Properties Trust                                     10,700               320
Crossman Communities*                                         31,000               701
LaSalle Partners*                                              4,000               140
--------------------------------------------------------------------------------------
                                                                                 1,161
--------------------------------------------------------------------------------------
   Total Finance
      (Cost $8,427)                                                              9,662
--------------------------------------------------------------------------------------
Healthcare -- 6.3%
Drugs & Health Care -- 6.3%
Beverly Enterprises*                                          37,700               655
Bindley Western Industries                                    13,500               377
Eagle Geophysical*                                             3,000                59
Jones Medical Industries                                      14,000               441
Ocular Sciences*                                              13,000               301
Phymatrix*                                                    35,000               525
Respironics *                                                 13,000               357
Sulzer Medica-ADR*                                             5,000               132
Vivus*                                                        14,000               525
Xomed Surgical Products*                                      18,000               358
--------------------------------------------------------------------------------------
                                                                                 3,730
--------------------------------------------------------------------------------------
   Total Healthcare
      (Cost $3,323)                                                              3,730
--------------------------------------------------------------------------------------
Miscellaneous -- 3.2%
Diversified Companies -- 1.6%
Sequent Computer Systems*                                     39,000               968
--------------------------------------------------------------------------------------
                                                                                   968
--------------------------------------------------------------------------------------
Miscellaneous -- 1.6%
Party City*                                                    4,000               105
Prime Hospitality*                                            37,300               841
--------------------------------------------------------------------------------------
                                                                                   946
--------------------------------------------------------------------------------------
   Total Miscellaneous
      (Cost $1,840)                                                              1,914
--------------------------------------------------------------------------------------
Technology -- 13.0%
Computers/Networking -- 0.5%
Structural Dynamics Research*                                  5,000               128
Viewlogic Systems*                                             6,000               143
--------------------------------------------------------------------------------------
                                                                                   271
--------------------------------------------------------------------------------------
Electronics & Instruments -- 5.0%
Cable Design Technologies*                                     6,800               259
Flextronics International Limited*                            13,000               619
Jetfax*                                                       42,000               357
Kent Electronics*                                             13,900               549
Melita International*                                         12,000               141
Methode Electronics, Cl A                                      3,500                90
Metrika Systems*                                               8,300               132
S3*                                                            9,000               106
Summit Design*                                                13,000               231
Tracor*                                                       12,000               369
Vivid Technologies*                                            7,000               109
--------------------------------------------------------------------------------------
                                                                                 2,962
--------------------------------------------------------------------------------------
Office Equipment & Supplies -- 3.8%
Aehr Test Systems*                                            28,000               495
Daisytek International*                                        2,000                88
HMT Technology*                                               30,000               471
Hon Industries                                                 4,000               232
Pierce Leahy*                                                 17,100               464
Wallace Computer Services                                     14,100               519
--------------------------------------------------------------------------------------
                                                                                 2,269
--------------------------------------------------------------------------------------

==================================================================
SCHEDULE  OF INVESTMENTS As of September 30, 1997 (Unaudited)
==================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Software/Software Service -- 3.7%
American Power Conversion*                                     4,000          $    113
At Home Corporation - Series A*                                1,000                23
Axent Technologies*                                            3,700                77
Compucom Systems*                                             39,000               361
INSO*                                                          7,000                88
Simulation Sciences*                                          13,000               256
Software Artistry*                                            13,750               184
Symantec*                                                     31,600               719
Vanstar*                                                      23,500               357
--------------------------------------------------------------------------------------
                                                                                 2,178
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $7,012)                                                              7,680
--------------------------------------------------------------------------------------
Transportation -- 7.5%
Transportation -- 7.5%
Airborne Freight                                               2,400               145
American Freightways*                                         21,000               399
Arkansas Best*                                                16,500               187
Arnold Industries                                              7,000               164
Avondale Industries*                                           3,000                79
CNF Transportation                                             6,500               283
Consolidated Freightways*                                      2,500                44
Covenant Transportation, Cl A*                                35,000               630
Greenbrier Companies                                          53,900               903
Gulfmark Offshore*                                            11,000               380
Roadway Express                                               14,000               383
Seacor Holdings*                                               2,000               124
USFreightways                                                 16,000               538
Yellow*                                                        5,000               163
--------------------------------------------------------------------------------------
                                                                                 4,422
--------------------------------------------------------------------------------------
   Total Transportation
      (Cost $3,948)                                                              4,422
--------------------------------------------------------------------------------------
Utilities -- 1.6%
Utilities-Natural Gas Utilities -- 1.6%
Bay State Gas                                                  7,000               204
CTG Resources                                                  7,900               183
Peoples Energy                                                11,900               448
Wicor                                                          2,100                91
--------------------------------------------------------------------------------------
                                                                                   926
--------------------------------------------------------------------------------------
   Total Utilities
      (Cost $916)                                                                  926
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $48,179)                                                            52,467
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                              Face           Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Repurchase Agreement -- 6.3%
Greenwich Agency
   6.03%, dated 09/30/97, matures 10/01/97,
   repurchase price $3,773,999 (collateralized
   by U.S. Government obligations: total market
   value $3,850,942) (A)                                      $3,774             3,774
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $3,774)                                                              3,774
--------------------------------------------------------------------------------------
Total Investments -- 94.9%
   (Cost $51,953)                                                               56,241
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
NY SHR --New York Shares


The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG INTERNATIONAL FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Japan                   17%
                       United Kingdom          16%
                       Italy                    8%
                       France                   7%
                       Germany                  6%
                       Switzerland              5%
                       Australia                4%
                       Chile                    4%
                       Hong Kong                4%
                       Singapore                3%
                       Other                   26%

--------------------------------------------------------------------------------
Objective  -- Long-term capital appreciation
Invests in -- A diversified portfolio of equity securities of non-U.S. issuers
Strategy   -- The Sub-Adviser, Murray Johnstone International Ltd., determines the most attractive non-U.S. countries in which to invest in by employing a quantitative process that considers 20 macroeconomic factors that are used to score and rank each market. Fundamental analysis is then used to search for superior companies with strong growth records, solid balance sheets, and high cash flow generation within each market.

------------------------------------------   -----------------------------------
Top Five Performers*                         Bottom Five Performers*
Cifra                          Mexico        City Developments         Singapore
Telecom Italia SPA             Italy         Keppel                    Singapore
SGS - Thomson Microelectronics France        Eaux (Generale Des)       France
Fuji Machine Manufacturing     Japan         Singapore Land            Singapore
Zurich Insurance               Switzerland   Hitachi                   Japan

*  During the six month period ended September 30, 1997

                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                               Six       1 Year    3 Year   Annualized Inception
                             Months(2)   Return    Return        to Date(3)
--------------------------------------------------------------------------------
PBHG International Fund       12.85%     17.67%     8.30%           7.53%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG International Fund, versus the F.T. S&P World Index,
Non-U.S., in U.S. Dollars

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           PBHG Intl   FTActuaries     Morgan
                  6/30/94    10000        10000        10000
                  3/95       9203         10007        10094
                  3/96       10634        11274        11339
                  3/97       11350        11466        11504
                  9/97       12751        12865        12906

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG International Fund commenced operations on June 14, 1994.

4 The F.T. S&P World Index, Non-U.S., in U.S. Dollars consists of 1,749 of the largest international companies which have been selected based on market capitalization, ability to be purchased by international investors and the degree to which the companies reflect the weightings of industries within their respective countries. The returns of the Index reflect the reinvestment of income dividends and capital gains distributions.

                     =================================================================
                          STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                     =================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Foreign Common Stocks -- 96.2%
Argentina -- 3.3%
Banco Frances del Rio ADS                                      8,500          $    278
Telecom Argentina                                             14,000               426
--------------------------------------------------------------------------------------
                                                                                   704
--------------------------------------------------------------------------------------
Australia -- 4.0%
Australia & New Zealand Bank                                  60,000               491
Commonwealth Bank of Australia                                30,000               371
--------------------------------------------------------------------------------------
                                                                                   862
--------------------------------------------------------------------------------------
Belgium -- 2.2%
Fortis                                                         2,390               479
--------------------------------------------------------------------------------------
                                                                                   479
--------------------------------------------------------------------------------------
Chile -- 3.9%
Madeco ADR                                                     8,500               208
Quimica Minera ADR                                             5,000               295
Telecom de Chile ADR                                          10,000               324
--------------------------------------------------------------------------------------
                                                                                   827
--------------------------------------------------------------------------------------
Finland -- 2.5%
Nokia AB, Cl A                                                 5,520               525
--------------------------------------------------------------------------------------
                                                                                   525
--------------------------------------------------------------------------------------
France -- 7.0%
AXA                                                              436                29
Lyonnaise des Eaux                                             3,081               344
Michelin, Cl B                                                 1,463                83
SGS-Thomson Microelectronics*                                  4,700               443
Total, Cl B                                                    5,290               606
--------------------------------------------------------------------------------------
                                                                                 1,505
--------------------------------------------------------------------------------------
Germany -- 5.9%
Allianz                                                        2,220               537
Continental                                                    8,430               217
Linde                                                            201               141
Mannesmann                                                       770               366
--------------------------------------------------------------------------------------
                                                                                 1,261
--------------------------------------------------------------------------------------

                     =================================================================
                          STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                     =================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Foreign Common Stocks -- continued
Hong Kong -- 4.4%
Cheung Kong                                                   20,000          $    225
Dah Sing Financial                                            40,000               168
Hongkong Land                                                 50,000               170
Hutchison Whampoa                                             20,000               197
Swire Pacific, Cl A                                           25,000               191
--------------------------------------------------------------------------------------
                                                                                   951
--------------------------------------------------------------------------------------
Hungary -- 0.6%
Mol Magyar Olaj                                                6,500               141
--------------------------------------------------------------------------------------
                                                                                   141
--------------------------------------------------------------------------------------
Ireland -- 2.1%
Allied Irish Bank                                             30,103               266
Bank of Ireland                                               15,070               187
--------------------------------------------------------------------------------------
                                                                                   453
--------------------------------------------------------------------------------------
Italy -- 8.0%
ENI SPA                                                       65,230               411
Istituto Mobiliare Italia                                     48,500               521
Telecom Italia Mobile                                         71,200               283
Telecom Italia SPA                                            74,020               493
--------------------------------------------------------------------------------------
                                                                                 1,708
--------------------------------------------------------------------------------------
Japan -- 16.9%
Canon Sales                                                   15,000               296
Dai-Ichi Kangyo Bank                                          17,000               193
Eisai                                                         15,000               269
Fuji Machine Manufacturing                                     8,000               290
Fuji Photo Film                                                8,000               330
Hitachi                                                       25,000               218
Keyence                                                        1,600               224
Matsushita Communications                                      8,000               255
Murata Manufacturing                                           7,000               303
Namco                                                          8,000               295
Nippon Zeon                                                   68,000               229
Ricoh                                                         17,000               255
Shin Etsu Chemical                                             8,000               220
Sumitomo Electric                                             17,000               244
--------------------------------------------------------------------------------------
                                                                                 3,621
--------------------------------------------------------------------------------------
Mexico -- 2.7%
Cifra                                                         92,000               216
Empresas la Moderna                                            7,500               164
Grupo Industrial Durango*                                     11,000               193
--------------------------------------------------------------------------------------
                                                                                   573
--------------------------------------------------------------------------------------
Netherlands -- 3.1%
ING Groep                                                      7,340               337
VNU                                                           13,750               319
--------------------------------------------------------------------------------------
                                                                                   656
--------------------------------------------------------------------------------------
New Zealand -- 1.5%
Lion Nathan                                                   60,000               147
Telecom Corp of New Zealand                                   33,000               167
--------------------------------------------------------------------------------------
                                                                                   314
--------------------------------------------------------------------------------------
Portugal -- 0.6%
Portugal Telecom                                               3,250               141
--------------------------------------------------------------------------------------
                                                                                   141
--------------------------------------------------------------------------------------
Singapore -- 2.5%
City Developments                                             40,000               259
Keppel                                                        43,750               175
Singapore Land                                                25,000               111
--------------------------------------------------------------------------------------
                                                                                   545
--------------------------------------------------------------------------------------
South Africa -- 2.3%
Standard Bank                                                 11,000               490
--------------------------------------------------------------------------------------
                                                                                   490
--------------------------------------------------------------------------------------
Spain -- 2.3%
Prosegur Comp Seguridad                                        9,990               123
Telefonica de Espana                                          11,590               364
--------------------------------------------------------------------------------------
                                                                                   487
--------------------------------------------------------------------------------------
Switzerland -- 4.9%
ABB                                                              160               236
Novartis*                                                        140               215
Zurich Insurance                                               1,373               598
--------------------------------------------------------------------------------------
                                                                                 1,049
--------------------------------------------------------------------------------------
United Kingdom -- 15.5%
Abbey National                                                15,000               231
BAA                                                           12,200               118
Barclays                                                       8,800               237
British Aerospace                                              8,700               233
British Petroleum                                             14,091               212
Cadbury Schweppes                                             21,000               202
Carlton Communications                                        24,700               205
Grand Metropolitan                                            21,600               206
Halifax*                                                      16,975               201
Kingfisher                                                    16,900               231
Ladbroke                                                      49,800               219
Norwich Union*                                                28,900               157
Safeway                                                       32,700               212
Smithkline Beecham                                            22,200               215
Williams                                                      34,800               207
Wolseley                                                      27,100               224
--------------------------------------------------------------------------------------
                                                                                 3,310
--------------------------------------------------------------------------------------
   Total Foreign Common Stocks
      (Cost $17,718)                                                            20,602
--------------------------------------------------------------------------------------
Foreign Preferred Stocks
Brazil -- 0.0%
Brahma                                                         6,432                 5
--------------------------------------------------------------------------------------
   Total Foreign Preferred Stocks
      (Cost $2)                                                                      5
--------------------------------------------------------------------------------------
Total Investments -- 96.2%
   (Cost $17,720)                                                               20,607
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 3.8%
Other Assets and Liabilities, Net                                                  813
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 1,693,395 outstanding shares
   of common stock                                                              16,847
Undistributed net investment income                                                  9
Accumulated net realized gain on investments                                     1,709
Accumulated net realized loss on foreign currency transactions                     (32)
Net unrealized appreciation on investments                                       2,887
--------------------------------------------------------------------------------------
Total Net Assets - 100%                                                        $21,420
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $12.65
======================================================================================

*Non income producing security
ADS--American Depository Share
ADR--American Depository Receipt
Cl--Class



The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG CASH RESERVES FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Corporate Obligations              15%
                Commercial Paper                   65%
                Banker's Acceptance                 2%
                Certificates of Deposit            18%

Objective  -- Capital preservation, liquidity, and current income

Invests in -- Money market securities

Strategy   -- The Fund's strategy is to be fully invested in a diversified portfolio of short-term, high-quality money market securities.

Comparison of the total return, as of September 30. 1997 for the PBHG Cash Reserves Fund and the Lipper Money Market Average(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

             Cash Reserves One Year:                    5.02%
             Lipper Money Market Average One Year:      4.86%

(1)  Performance is historical and not indicative of future results.

                     =================================================================
                          STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                     =================================================================

                                                              Face
Description                                               Amount (000)     Value (000)
--------------------------------------------------------------------------------------
Banker's Acceptances -- 1.5%
Bank of Hawaii
   5.550%, 12/17/97                                           $2,605          $  2,574
--------------------------------------------------------------------------------------
   Total Banker's Acceptances
      (Cost $2,574)                                                              2,574
--------------------------------------------------------------------------------------
Certificates of Deposit -- 18.5%
Bank of Tokyo Mitsubishi
   5.940%, 11/17/97                                            5,000             5,000
Bankers Trust New York
   5.950%, 09/09/98                                            6,000             5,997
Chase Manhattan
   5.750%, 02/11/98                                            3,000             3,000
Regions Bank
   5.820%, 04/17/98                                            5,000             5,001
Societe Generale NY
   5.875%, 11/24/97                                            7,000             7,000
Wilmington Trust
   5.900%, 11/19/97                                            5,000             5,000
--------------------------------------------------------------------------------------
   Total Certificates of Deposit
      (Cost $30,998)                                                            30,998
--------------------------------------------------------------------------------------
Commercial Paper -- 64.8%
American Express
   5.500%, 10/20/97                                            6,000             5,982
Aon
   5.550%, 10/03/97                                            4,250             4,249
BCI Funding
   5.570%, 12/05/97                                            6,000             5,940
Coca-Cola
   5.530%, 10/17/97                                            5,000             4,988
Fina Oil & Chemical
   5.550%, 11/26/97                                            5,000             4,957
Fleet Funding
   5.530%, 10/31/97                                            2,875             2,862
General Electric Capital Corporation
   5.500%, 10/20/97                                            6,000             5,982
GMAC
   5.800%, 11/10/97                                            7,000             6,955
Government Development Bank of Puerto Rico
   5.550%, 12/02/97                                            4,000             3,962
Greenwich Funding
   5.570%, 10/15/97                                            5,000             4,989
Hitachi America
   5.580%, 11/14/97                                            6,330             6,287
Kitty Hawk Funding
   5.550%, 12/01/97                                            5,000             4,953
KFW International Finance
   5.500%, 10/01/97                                            6,000             6,000
New Center Asset Trust
   5.540%, 12/15/97                                            5,000             4,942
Prudential Funding
   5.550%, 01/20/98                                            5,000             4,914
Rank Xerox Capital PLC
   5.510%, 10/02/97                                            4,845             4,844
Svenska Handels New York
   5.540%, 01/12/98                                            5,000             4,921
Total International
   5.540%, 10/20/97                                            6,000             5,982
Unifunding
   5.600%, 12/15/97                                            5,000             4,942
Wells Fargo & Company
   5.530%, 10/09/97                                            5,000             4,994
Yale University
   5.530%, 10/24/97                                            5,000             4,982
--------------------------------------------------------------------------------------
   Total Commercial Paper
      (Cost $108,627)                                                          108,627
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                              Face
Description                                               Amount (000)     Value (000)
--------------------------------------------------------------------------------------
Corporate Obligations -- 15.2%
Asset Backed Securities Investment
   Trust 1996-M
   5.652%, 10/15/97                                          $ 2,500          $  2,500
Bank of America
   5.650%, 04/16/98                                           10,000             9,997
Bank One
   5.650%, 12/24/97                                            8,000             7,998
PNC Bank NA
   5.600%, 09/23/98                                            5,000             4,997
--------------------------------------------------------------------------------------
   Total Corporate Obligations
      (Cost $25,492)                                                            25,492
--------------------------------------------------------------------------------------
Total Investments -- 100.0%
   (Cost $167,691)                                                             167,691
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 0.0%
Other Assets and Liabilities, Net                                                   80
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 1 billion,
   800 million shares -- $0.001 par value) based
   on 167,785,537 outstanding shares
   of common stock                                                             167,785
Accumulated net investment loss                                                     (1)
Accumulated net realized loss on investments                                       (13)
--------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                    $167,771
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                     $1.00
======================================================================================



The accompanying notes are an integral part of the financial statements

                  ==============================================================
                       PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
                  ==============================================================

PBHG TECHNOLOGY & COMMUNICATIONS FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                          Cash                3%
                          Energy              1%
                          Health              7%
                          Services           18%
                          Technology         71%

--------------------------------------------------------------------------------
Objective  -- Long-term growth of capital

Invests in -- Companies in all fields which rely extensively on technology or communications in their product development and operations,

Strategy   -- The Fund's strategy is to be invested in technology and related companies exhibiting extraordinary rates of growth in earnings and revenues with high profitability levels. The portfolio's 84 holdings as of September 30, range in market capitalization from 119 million to $10.3 billion, with current average and median market capitalizations of $1.7 billion and $858 million, respectively.

------------------------------------        ------------------------------------
Top Five Performers*                        Bottom Five Performers*
Nice Systems Limited ADR                    Quickturn Design Systems
Remec                                       Scopus Technology
Advanced Fibre Communications               Ultrak
Teledata Communications                     ESS Technology
ASM Lithography                             Claremont Technology Group


*  During the six month period ended September 30, 1997
1  The security was completely sold during the period.

                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                                     Annualized
                                                                      Inception
                               6 Months(2)         1 Year             to Date(3)
--------------------------------------------------------------------------------
PBHG Technology &
   Communications Fund           50.17%            34.69%               49.64%

Comparison of Change in the Value of a $10,000 Investment in the PBHG Technology & Communications Fund, versus the Pacific Stock Exchange High Technology Index, and the Lipper Science & Technology Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                         9/30/95    Dec-95    Mar-96    Jun-96    Sep-96    Dec-96    Mar-97    Jun-97    Sep-97
PBHG Technology & Communication Fund     $10,000    $11,602   $12,483   $14,973   $16,644   $17,917   $14,927   $18,641   $22,415
Pacific High Technology Index            $10,000    $9,919    $9,899    $10,245   $10,945   $11,955   $11,955   $13,958   $16,638
Lipper Science & Technology Funds
 Average                                 $10,000    $9,440    $9,493    $10,174   $10,802   $11,342   $10,320   $12,199   $14,536


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3 The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

4 The Pacific Stock Exchange High Technology Index is a price-weighted index of the top 100 U.S. technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Science & Technology Funds Average is an equally weighted benchmark composed of mutual funds, each of which normally invests more than 65% of its equity portfolio in science and technology stocks. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

                     =================================================================
                          STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
                     =================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 95.9%
Energy -- 0.8%
Service/Equipment -- 0.8%
Input/Output*                                                198,300          $  5,875
--------------------------------------------------------------------------------------
                                                                                 5,875
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $5,734)                                                              5,875
--------------------------------------------------------------------------------------
Health -- 6.9%
Contract Research -- 1.8%
Applied Analytical*                                          171,300             3,469
Parexel International*                                       102,800             4,061
Quintiles Transnational*                                      66,700             5,619
--------------------------------------------------------------------------------------
                                                                                13,149
--------------------------------------------------------------------------------------
Drugs/Pharmaceuticals -- 1.2%
Dura Pharmaceuticals*                                        194,400             8,481
--------------------------------------------------------------------------------------
                                                                                 8,481
--------------------------------------------------------------------------------------
Information Systems -- 1.7%
HBO & Company                                                329,600            12,442
--------------------------------------------------------------------------------------
                                                                                12,442
--------------------------------------------------------------------------------------
Medical Devices -- 1.2%
Arterial Vascular Engineer*                                  155,000             8,603
--------------------------------------------------------------------------------------
                                                                                 8,603
--------------------------------------------------------------------------------------
Medical Equipment -- 1.0%
ESC Medical Systems Limited*                                 206,400             7,766
--------------------------------------------------------------------------------------
                                                                                 7,766
--------------------------------------------------------------------------------------
   Total Health
      (Cost $37,152)                                                            50,441
--------------------------------------------------------------------------------------
Services -- 17.7%
Communication Services -- 0.2%
RSL Communications Limited, Cl A*                             69,700             1,533
--------------------------------------------------------------------------------------
                                                                                 1,533
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Employment Services -- 0.6%
Accustaff*                                                   132,400          $  4,171
--------------------------------------------------------------------------------------
                                                                                 4,171
--------------------------------------------------------------------------------------
Environmental -- 0.8%
US Filter*                                                   136,900             5,895
--------------------------------------------------------------------------------------
                                                                                 5,895
--------------------------------------------------------------------------------------
Information/Computer Services -- 0.8%
Gartner Group, Cl A*                                         199,800             5,994
--------------------------------------------------------------------------------------
                                                                                 5,994
--------------------------------------------------------------------------------------
Printing Services/Forms -- 1.6%
Consolidated Graphics*                                       224,700            11,179
--------------------------------------------------------------------------------------
                                                                                11,179
--------------------------------------------------------------------------------------
Systems Integrator -- 9.4%
Cambridge Technology*                                        645,100            23,103
Computer Horizons*                                           151,000             5,474
Ecsoft Group ADR*                                            545,400             9,613
Intelligroup*                                                475,200            10,217
Keane*                                                       263,000             8,350
Registry*                                                     75,840             3,498
Technology Solutions*                                        256,200             8,262
--------------------------------------------------------------------------------------
                                                                                68,517
--------------------------------------------------------------------------------------
Transactions Processing -- 4.3%
Ace*Comm*                                                    113,300             2,464
Concord EFS*                                                 314,900             8,502
National Data                                                149,100             6,113
Saville Systems ADR*                                         208,300            14,633
--------------------------------------------------------------------------------------
                                                                                31,712
--------------------------------------------------------------------------------------
   Total Services
      (Cost $97,896)                                                           129,001
--------------------------------------------------------------------------------------
Technology -- 70.5%
Automated Software Quality -- 0.2%
Mercury Interactive*                                          88,300             1,689
--------------------------------------------------------------------------------------
                                                                                 1,689
--------------------------------------------------------------------------------------
Cables/Fiberoptics -- 2.2%
Cable Design Technologies*                                   434,150            16,525
--------------------------------------------------------------------------------------
                                                                                16,525
--------------------------------------------------------------------------------------
Client/Server Help Desk -- 1.6%
Great Plains Software*                                        32,800               918
Pegasystems*                                                 164,800             5,006
Scopus Technology*                                           364,900             5,793
--------------------------------------------------------------------------------------
                                                                                11,717
--------------------------------------------------------------------------------------
Contract Manufacturing -- 1.4%
Elexsys International*                                        93,800             2,638
Sanmina*                                                      88,500             7,661
--------------------------------------------------------------------------------------
                                                                                10,299
--------------------------------------------------------------------------------------
Data Storage -- 2.1%
Box Hill Systems*                                            257,600             4,508
Network Appliance*                                           199,800            10,839
--------------------------------------------------------------------------------------
                                                                                15,347
--------------------------------------------------------------------------------------
Design Automation Software -- 5.5%
Cadence Design Systems*                                      327,200            17,505
Tecnomatix Technologies*                                     587,100            22,457
--------------------------------------------------------------------------------------
                                                                                39,962
--------------------------------------------------------------------------------------
Graphic/Image Process -- 4.4%
Electronics For Imaging*                                     629,100            32,084
--------------------------------------------------------------------------------------
                                                                                32,084
--------------------------------------------------------------------------------------
Networking Hardware -- 0.0%
3Com*                                                            100                 5
--------------------------------------------------------------------------------------
                                                                                     5
--------------------------------------------------------------------------------------
PC-Peripherals Manufacturing -- 1.9%
Adaptec*                                                     259,900            12,150
Neomagic*                                                     74,100             1,496
--------------------------------------------------------------------------------------
                                                                                13,646
--------------------------------------------------------------------------------------
Precision Instruments -- 2.1%
Remec*                                                       422,650            15,427
--------------------------------------------------------------------------------------
                                                                                15,427
--------------------------------------------------------------------------------------
Satellite/Cable Equipment -- 1.0%
Spectrian*                                                   110,000             7,054
--------------------------------------------------------------------------------------
                                                                                 7,054
--------------------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 10.9%
ASE Test Limited*                                            183,300            15,535
C.P. Clare*                                                  102,900             2,032
Galileo Technology*                                           18,400               607
Integrated Circuit System*                                   143,300             5,302
Linear Technology                                            106,700             7,336
Maxim Integrated Products*                                   142,300            10,166
Microchip Technology*                                        461,900            20,858
PMC-Sierra*                                                  234,100             5,970
Vitesse Semiconductor*                                       233,100            11,553
--------------------------------------------------------------------------------------
                                                                                79,359
--------------------------------------------------------------------------------------
Semi-Conductor Production Equipment -- 6.6%
CFM Technologies*                                             79,700             3,123
KLA-Tencor*                                                  234,900            15,870
Kulicke & Soffa Industries*                                  200,400             9,281
Novellus Systems*                                             52,000             6,552
PRI Automation*                                              149,400             8,740
Speedfam International*                                       74,900             4,522
--------------------------------------------------------------------------------------
                                                                                48,088
--------------------------------------------------------------------------------------
Semi-Conductor Testing Equipment -- 2.5%
ADE Corporation*                                             157,200             6,308
Lecroy*                                                      274,200            12,133
--------------------------------------------------------------------------------------
                                                                                18,441
--------------------------------------------------------------------------------------
Software-Client/Server -- 4.6%
Citrix Systems*                                              403,200            20,299
Documentum*                                                  215,200             7,155
Peoplesoft*                                                   85,000             5,079
Rogue Wave Software*                                          77,400             1,064
--------------------------------------------------------------------------------------
                                                                                33,597
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Software-Enterprise Resource Planning -- 0.1%
J.D. Edwards & Company*                                       23,300          $    781
--------------------------------------------------------------------------------------
                                                                                   781
--------------------------------------------------------------------------------------
Software-Manufacturing -- 0.7%
Aspen Technology*                                            145,300             5,104
--------------------------------------------------------------------------------------
                                                                                 5,104
--------------------------------------------------------------------------------------
Software-Other -- 2.7%
JDA Software Group*                                          198,800             7,256
Lernout & Hauspie*                                            54,900             2,402
Oshap Technology*                                            284,900             2,885
Viasoft*                                                     142,300             7,044
--------------------------------------------------------------------------------------
                                                                                19,587
--------------------------------------------------------------------------------------
Telecommunications Equipment -- 17.1%
ADC Telecommunications*                                      268,100             8,713
Advanced Fibre Communications*                               447,400            18,343
Ciena*                                                        50,100             2,482
Geotel Communications*                                       230,500             4,351
MAS Technology Limited ADR*                                  184,800             4,204
P-Com*                                                       741,400            17,747
Pairgain Technologies*                                       119,900             3,417
Powerwave Technology*                                        129,800             5,030
Sawtek*                                                      221,000            10,221
Teledata Communication*                                      648,600            29,268
Tellabs*                                                     307,900            15,857
World Access*                                                167,200             5,434
--------------------------------------------------------------------------------------
                                                                               125,067
--------------------------------------------------------------------------------------
Voice/Call Transaction Processing -- 2.9%
Comverse Technology*                                          76,500             4,035
NACT Telecommunication*                                       25,000               395
Nice Systems Limited ADR*                                    299,600            16,850
--------------------------------------------------------------------------------------
                                                                                21,280
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $382,967)                                                          515,059
--------------------------------------------------------------------------------------
   Total Common Stocks
      (Cost $523,749)                                                          700,376
--------------------------------------------------------------------------------------

                                                             Face            Market
Description                                               Amount (000)     Value (000)
--------------------------------------------------------------------------------------
Repurchase Agreement -- 3.1%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $22,898,584 (collateralized
   by GNMA obligations: total market value
   $23,352,631) (A)                                         $ 22,895          $ 22,895
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $22,895)                                                            22,895
--------------------------------------------------------------------------------------
Total Investments -- 99.0%
   (Cost $546,644)                                                             723,271
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 1.0%
Other Assets and Liabilities, Net                                                7,062
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 33,233,475 outstanding shares
   of common stock                                                             527,497
Accumulated net investment loss                                                 (2,866)
Accumulated net realized gain on investments                                    29,075
Net unrealized appreciation on investments                                     176,627
--------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                     $730,333
======================================================================================
Net Asset Value, Offering and Redemption Price
   Per Share                                                                    $21.98
======================================================================================

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements

==============================================================
PORTFOLIO HIGHLIGHTS As of September 30, 1997 (Unaudited)
==============================================================

PBHG STRATEGIC SMALL COMPANY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Cash                                      3%
               Basic Materials                           4%
               Capital Goods                             9%
               Consumer                                 16%
               Energy                                    8%
               Finance                                  13%
               Healthcare                                5%
               Industrial/Basic                          1%
               Miscellaneous                             2%
               Services                                  8%
               Industrial/General Manufacturing          0%
               Technology                               27%
               Transportation                            4%

Objective  -- Growth of capital.

Invests in -- Small companies having a market capitalization or annual revenues of up to $750 million.

Strategy   -- The Fund invests in securities poised for rapid and dynamic growth
              ("growth companies") or securities that are undervalued or overlooked by the market ("value securities") depending on the Advisers' view of current economic or market conditions and their long-term investment outlook.

------------------------------------        ------------------------------------
Top Five Performers*                        Bottom Five Performers*
DAOU Systems                                INSO
Brightpoint                                 Forte Software(1)
Tandem Computers                            Project Software(1)
Remec                                       Clarify(1)
Advanced Fibre Communications               Gasonics International(1)

 * During the six month period ended September 30, 1997

(1) This security was completely sold during the period

                             AGGREGATE TOTAL RETURN1
--------------------------------------------------------------------------------
                                                            Cumulative Inception
                                            6 Months(2)           to Date(3)
--------------------------------------------------------------------------------
PBHG Strategic Small Company Fund             51.69%               34.40%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the PBHG Strategic Small Company Fund, versus the Russell 2000 Growth Index, and the Lipper Small Cap Funds Average

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                PBHG      Russell    Lipper
                   12/31/96    10000      10000      10000
                   1/97        10120      10250      10250
                   2/97        9350       9631       9834
                   3/97        8860       8951       9326
                   4/97        8750       8847       9261
                   5/97        10270      10177      10369
                   6/97        11130      10522      10919
                   7/97        12169      11061      11606
                   8/97        12409      11392      11815
                   9/97        13439      12301      12711


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The six month return has not been annualized.

3    The PBHG Strategic Small Company Fund commenced operations on January 2,
     1997.

4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

5 The Lipper Small Cap Funds Average is an equally weighted benchmark composed mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- 95.9%
Basic Materials -- 3.4%
Chemicals & Allied Products -- 0.2%
Buckeye Cellulose *                                            4,700          $    190
--------------------------------------------------------------------------------------
                                                                                   190
--------------------------------------------------------------------------------------
Non-Ferrous Metals & Mining -- 1.3%
Commonwealth Industries                                       85,000             1,636
Mueller Industries*                                            1,100                50
Titanium Metals*                                               1,000                37
--------------------------------------------------------------------------------------
                                                                                 1,723
--------------------------------------------------------------------------------------
Steel -- 1.9%
NS Group*                                                     50,300             1,628
Oregon Steel Mills                                            17,300               469
Schnitzer Steel Industries, Cl A                               3,000               101
Shaw Group*                                                   14,700               323
--------------------------------------------------------------------------------------
                                                                                 2,521
--------------------------------------------------------------------------------------
   Total Basic Materials
      (Cost $4,122)                                                              4,434
--------------------------------------------------------------------------------------
Capital Goods -- 9.1%
Aerospace & Equipment -- 1.3%
AAR                                                           11,300               377
First Aviation*                                               43,000               360
Mercury Air Group                                             33,400               246
RMI Titanium*                                                  3,600                90
SPS Technologies*                                              2,600               122
Wyman-Gordan*                                                 18,000               473
--------------------------------------------------------------------------------------
                                                                                 1,668
--------------------------------------------------------------------------------------
Building & Construction -- 1.1%
Lone Star Industries                                          16,800               907
USG*                                                          12,800               614
--------------------------------------------------------------------------------------
                                                                                 1,521
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Electrical & Electronic -- 3.3%
Barringer Technologies*                                       62,000          $    659
Essex International*                                          93,000             3,581
--------------------------------------------------------------------------------------
                                                                                 4,240
--------------------------------------------------------------------------------------
Machinery & Instrumentation -- 3.3%
Chicago Bridge & Iron--NY SHR                                  6,600               137
Denison International PLC-ADR*                                90,000             1,710
Gorman-Rupp                                                    4,300                85
JLK Direct Distribution, Cl A*                                18,700               560
MSC Industrial Direct*                                        11,200               515
Manitowoc Company                                              2,900               104
Stewart and Stevenson Services                                12,400               298
Watts Industries, Cl A                                        29,800               827
--------------------------------------------------------------------------------------
                                                                                 4,236
--------------------------------------------------------------------------------------
Pollution Controls -- 0.1%
Tetra Technologies*                                            6,800               157
--------------------------------------------------------------------------------------
                                                                                   157
--------------------------------------------------------------------------------------
   Total Capital Goods
      (Cost $11,338)                                                            11,822
--------------------------------------------------------------------------------------
Consumer -- 6.0%
Consumer Product Miscellaneous -- 0.5%
Suiza Foods*                                                  12,500               644
--------------------------------------------------------------------------------------
                                                                                   644
--------------------------------------------------------------------------------------
Entertainment/Movies -- 0.4%
Cinar Films, Cl B*                                            10,000               381
Regal Cinemas*                                                 7,200               193
--------------------------------------------------------------------------------------
                                                                                   574
--------------------------------------------------------------------------------------
Hotels/Resorts -- 0.3%
Capstar Hotel*                                                10,000               336
--------------------------------------------------------------------------------------
                                                                                   336
--------------------------------------------------------------------------------------
Packaged Goods/Cosmetics -- 0.3%
NBTY*                                                         21,400               452
--------------------------------------------------------------------------------------
                                                                                   452
--------------------------------------------------------------------------------------
Restaurants -- 1.2%
CKE Restaurants                                               19,050               800
PJ America*                                                   17,500               302
Showbiz Pizza Time*                                           20,000               460
--------------------------------------------------------------------------------------
                                                                                 1,562
--------------------------------------------------------------------------------------
Retail-Apparel -- 0.4%
Stage Stores*                                                 11,700               505
--------------------------------------------------------------------------------------
                                                                                   505
--------------------------------------------------------------------------------------
Retail-Catalog -- 1.2%
CDW Computer Centers*                                          7,500               486
Coldwater Creek*                                              10,000               290
Insight Enterprises*                                          22,500               745
--------------------------------------------------------------------------------------
                                                                                 1,521
--------------------------------------------------------------------------------------
Retail-Discount Stores -- 0.4%
Dollar Tree Stores*                                           12,600               530
--------------------------------------------------------------------------------------
                                                                                   530
--------------------------------------------------------------------------------------
Retail-Supermarkets/Drug Stores -- 0.4%
Wild Oates Markets*                                           17,500               523
--------------------------------------------------------------------------------------
                                                                                   523
--------------------------------------------------------------------------------------
Specialty Food/Candy -- 0.5%
Morningstar Group*                                            15,000               645
--------------------------------------------------------------------------------------
                                                                                   645
--------------------------------------------------------------------------------------
Toys -- 0.4%
Action Performance*                                           17,000               495
--------------------------------------------------------------------------------------
                                                                                   495
--------------------------------------------------------------------------------------
   Total Consumer
      (Cost $6,520)                                                              7,787
--------------------------------------------------------------------------------------
Consumer Cyclical -- 8.8%
Auto & Related -- 0.3%
International Total Services*                                 22,000               336
--------------------------------------------------------------------------------------
                                                                                   336
--------------------------------------------------------------------------------------
Leisure Time -- 0.3%
Servico*                                                      22,400               384
--------------------------------------------------------------------------------------
                                                                                   384
--------------------------------------------------------------------------------------
Printing & Publishing -- 0.4%
Journal Register*                                             24,600               483
--------------------------------------------------------------------------------------
                                                                                   483
--------------------------------------------------------------------------------------
Restaurants -- 0.1%
Sonic*                                                         3,000                84
--------------------------------------------------------------------------------------
                                                                                    84
--------------------------------------------------------------------------------------
Retail-Department Stores -- 0.3%
Meyer (Fred)*                                                  7,100               378
--------------------------------------------------------------------------------------
                                                                                   378
--------------------------------------------------------------------------------------
Retail-Specialty -- 4.8%
Claire's Stores                                               47,700             1,067
Family Dollar Stores                                          20,000               456
GT Bicycles*                                                  20,100               165
Hancock Fabrics                                               23,400               314
Mac Frugals Bargains Close-Outs*                              48,200             1,470
Proffitt's*                                                   13,000               770
Ross Stores                                                    6,000               205
Shopko Stores                                                 57,200             1,487
Windmere                                                      13,600               324
--------------------------------------------------------------------------------------
                                                                                 6,258
--------------------------------------------------------------------------------------
Textiles & Apparel -- 2.6%
Tefron*                                                       20,000               400
Kaynar Technologies*                                         102,000             3,047
--------------------------------------------------------------------------------------
                                                                                 3,447
--------------------------------------------------------------------------------------
   Total Consumer Cyclical
      (Cost $9,205)                                                             11,370
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Consumer Staples -- 1.4%
Tobacco -- 1.4%
JR Cigar*                                                     24,700          $    864
Standard Commercial                                           40,100               677
Universal - Virginia                                           6,500               236
--------------------------------------------------------------------------------------
                                                                                 1,777
--------------------------------------------------------------------------------------
   Total Consumer Staples
      (Cost $1,309)                                                              1,777
--------------------------------------------------------------------------------------
Energy -- 8.1%
Contract Drilling -- 0.6%
UTI Energy*                                                   18,000               743
--------------------------------------------------------------------------------------
                                                                                   743
--------------------------------------------------------------------------------------
Oil & Gas Pipelines -- 1.8%
Valero Energy*                                                73,700             2,418
--------------------------------------------------------------------------------------
                                                                                 2,418
--------------------------------------------------------------------------------------
Oil & Gas Services -- 1.7%
American Oilfield Divers*                                     15,000               232
Comstock Resources*                                           34,200               395
Midcoast Energy Resources                                     47,100               968
Tuboscope*                                                    20,000               628
--------------------------------------------------------------------------------------
                                                                                 2,223
--------------------------------------------------------------------------------------
Oils-Domestic -- 0.0%
Oceaneering International*                                       600                14
--------------------------------------------------------------------------------------
                                                                                    14
--------------------------------------------------------------------------------------
Service/Equipment -- 4.0%
EVI*                                                          13,000               832
Friede Goldman International*                                  7,500               450
Gulf Island Fabrication*                                      14,000               700
Hvide Marine*                                                 12,700               406
Key Energy Group*                                             17,500               570
Maverick Tube*                                                23,000               949
Pool Energy Services*                                         17,500               593
Varco International*                                          14,200               689
--------------------------------------------------------------------------------------
                                                                                 5,189
--------------------------------------------------------------------------------------
   Total Energy
      (Cost $7,939)                                                             10,587
--------------------------------------------------------------------------------------
Finance -- 12.5%
Consumer Finance -- 0.4%
Metris                                                        11,000               476
--------------------------------------------------------------------------------------
                                                                                   476
--------------------------------------------------------------------------------------
Diversified Financial Services -- 0.5%
Amresco                                                       17,400               646
--------------------------------------------------------------------------------------
                                                                                   646
--------------------------------------------------------------------------------------
Finance-Insurance -- 4.6%
American Heritage Life Investments                             9,400               376
CMAC Investment                                               17,100               917
HCC Insurance Holdings                                         6,100               162
Liberty Financial                                             63,400             3,328
Nymagic                                                       47,500             1,235
--------------------------------------------------------------------------------------
                                                                                 6,018
--------------------------------------------------------------------------------------
Finance-Investment -- 3.0%
AMVESCAP PLC ADR*                                             10,200               688
Arm Financial Group*                                          29,000               690
E*Trade Group*                                                14,100               663
Investment Technology Group*                                  28,300               771
Life Financial*                                               10,000               184
Raymond James Financial                                        5,600               202
Sirrom Capital                                                15,000               778
--------------------------------------------------------------------------------------
                                                                                 3,976
--------------------------------------------------------------------------------------
Finance-Money Center Banks -- 2.1%
Bayonne Bancshares                                            39,000               487
City National                                                  9,900               317
Coast Savings Financial*                                       9,600               503
First International Bancorp*                                  15,000               269
North Fork Bancorporation New York                            23,300               676
Sovereign Bancorp                                             25,000               438
--------------------------------------------------------------------------------------
                                                                                 2,690
--------------------------------------------------------------------------------------
Finance-Other -- 0.1%
Orion Capital                                                  4,100               186
--------------------------------------------------------------------------------------
                                                                                   186
--------------------------------------------------------------------------------------
Finance-Regional Banks -- 1.5%
Albank Financial                                              13,000               549
Hamilton Bankcorp*                                            22,000               605
Mechanics Savings Bank*                                       15,000               394
Prime Bancshares*                                             11,500               219
Trustco Bank                                                   6,000               163
--------------------------------------------------------------------------------------
                                                                                 1,930
--------------------------------------------------------------------------------------
Real Estate/REITS -- 0.3%
Colonial Properties Trust                                     11,300               338
--------------------------------------------------------------------------------------
                                                                                   338
--------------------------------------------------------------------------------------
   Total Finance
      (Cost $13,385)                                                            16,260
--------------------------------------------------------------------------------------
Health -- 5.0%
Contract Research -- 0.5%
Parexel International*                                        15,900               628
--------------------------------------------------------------------------------------
                                                                                   628
--------------------------------------------------------------------------------------
Drug & Health Care -- 2.9%
Beverly Enterprises*                                          54,200               942
Jones Medical Industries                                      13,000               410
Medicis Pharmaceutical, Cl A*                                 11,800               541
Ocular Sciences*                                              17,000               393
Sulzer Medica ADR*                                            27,500               725
Vivus*                                                        10,000               375
Xomed Surgical Products*                                      17,000               338
--------------------------------------------------------------------------------------
                                                                                 3,724
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Information Systems -- 0.4%
DAOU Systems*                                                 17,500          $    547
--------------------------------------------------------------------------------------
                                                                                   547
--------------------------------------------------------------------------------------
Medical Devices -- 1.2%
Osteotech*                                                    15,000               302
Sabratek*                                                     15,500               564
Theragenics*                                                  12,400               615
--------------------------------------------------------------------------------------
                                                                                 1,481
--------------------------------------------------------------------------------------
   Total Health
      (Cost $5,147)                                                              6,380
--------------------------------------------------------------------------------------
Industrial/Basic -- 0.6%
Plastic/Carbon -- 0.6%
Zoltek*                                                       12,400               789
--------------------------------------------------------------------------------------
                                                                                   789
--------------------------------------------------------------------------------------
   Total Industrial/Basic
      (Cost $445)                                                                  789
--------------------------------------------------------------------------------------
Industrial/General Manufacturing -- 0.3%
Home Building -- 0.3%
Crossman Communities*                                         20,000               453
--------------------------------------------------------------------------------------
                                                                                   453
--------------------------------------------------------------------------------------
   Total Industrial/General Manufacturing
      (Cost $444)                                                                  453
--------------------------------------------------------------------------------------
Miscellaneous -- 2.1%
Diversified Companies -- 1.5%
Sequent Computer Systems*                                     81,000             2,010
--------------------------------------------------------------------------------------
                                                                                 2,010
--------------------------------------------------------------------------------------
Miscellaneous -- 0.6%
Prime Hospitality*                                            34,300               774
--------------------------------------------------------------------------------------
                                                                                   774
--------------------------------------------------------------------------------------
   Total Miscellaneous
      (Cost $2,856)                                                              2,784
--------------------------------------------------------------------------------------
Services -- 8.1%
Commercial Services -- 0.5%
Caribiner International*                                      16,200               660
--------------------------------------------------------------------------------------
                                                                                   660
--------------------------------------------------------------------------------------
Communications Services -- 0.6%
Pacific Gateway Exchange*                                     12,300               481
RSL Communications Limited, Cl A*                              5,200               114
Tower Semiconductor*                                          14,000               278
--------------------------------------------------------------------------------------
                                                                                   873
--------------------------------------------------------------------------------------
Distribution -- 1.1%
Brightpoint*                                                  18,625               864
CHS Electronics*                                              18,750               513
--------------------------------------------------------------------------------------
                                                                                 1,377
--------------------------------------------------------------------------------------
Educational Services -- 0.4%
Computer Learning Centers*                                    12,500               488
--------------------------------------------------------------------------------------
                                                                                   488
--------------------------------------------------------------------------------------
Employment Service -- 0.4%
Administaff*                                                  10,000               233
Vincam Group*                                                  9,500               273
--------------------------------------------------------------------------------------
                                                                                   506
--------------------------------------------------------------------------------------
Environmental -- 0.4%
American Disposal Services*                                   18,600               581
--------------------------------------------------------------------------------------
                                                                                   581
--------------------------------------------------------------------------------------
Information/Computer Services -- 0.4%
Forrester Research*                                           18,500               502
--------------------------------------------------------------------------------------
                                                                                   502
--------------------------------------------------------------------------------------
Marketing Information -- 0.4%
Abacus Direct*                                                14,700               472
--------------------------------------------------------------------------------------
                                                                                   472
--------------------------------------------------------------------------------------
Printing Services/Forms -- 0.8%
Consolidated Graphics*                                        12,500               622
Mail-Well*                                                    17,500               475
--------------------------------------------------------------------------------------
                                                                                 1,097
--------------------------------------------------------------------------------------
Systems Integrator -- 2.6%
Cambridge Technology Partners*                                13,400               480
Ciber*                                                        10,500               496
Deltek Systems*                                               24,100               500
Keane*                                                        17,000               540
The Registry*                                                  8,600               397
Technology Solutions*                                         20,100               648
Whittman-Hart*                                                10,000               305
--------------------------------------------------------------------------------------
                                                                                 3,366
--------------------------------------------------------------------------------------
Transactions Processing -- 0.5%
Saville Systems ADR*                                           9,200               646
--------------------------------------------------------------------------------------
                                                                                   646
--------------------------------------------------------------------------------------
   Total Services
      (Cost $8,552)                                                             10,568
--------------------------------------------------------------------------------------
Technology -- 26.9%
Client/Server Help Desk -- 1.1%
Pegasystems*                                                  12,400               377
Remedy*                                                       10,000               344
Siebel Systems*                                               15,000               638
--------------------------------------------------------------------------------------
                                                                                 1,359
--------------------------------------------------------------------------------------
Computers/Networking -- 0.3%
Box Hill Systems*                                             12,000               210
Viewlogic Systems*                                             5,000               119
--------------------------------------------------------------------------------------
                                                                                   329
--------------------------------------------------------------------------------------

=================================================================
STATEMENT OF NET ASSETS As of September 30, 1997 (Unaudited)
=================================================================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Data Storage -- 0.4%
Network Appliance*                                            10,700          $    580
--------------------------------------------------------------------------------------
                                                                                   580
--------------------------------------------------------------------------------------
Electronics & Instruments -- 2.0%
Cable Design Technologies*                                     5,000               190
Envoy*                                                         2,000                57
Flextronics International*                                    17,000               810
Jetfax*                                                       25,000               213
Kent Electronics*                                              9,700               383
Power-One*                                                     1,900                27
S3*                                                           10,000               117
Tech Data*                                                     2,500               115
Tracor*                                                       18,000               553
Vivid Technologies*                                           10,000               155
--------------------------------------------------------------------------------------
                                                                                 2,620
--------------------------------------------------------------------------------------
Embedded Software -- 0.7%
Peerless Systems*                                             20,000               280
Wind River Systems*                                           14,350               592
--------------------------------------------------------------------------------------
                                                                                   872
--------------------------------------------------------------------------------------
Graphic/Image Process -- 0.8%
Electronics For Imaging*                                       7,300               372
Splash Technologies Holdings*                                 16,400               642
--------------------------------------------------------------------------------------
                                                                                 1,014
--------------------------------------------------------------------------------------
Networking Hardware -- 0.4%
Yurie Systems*                                                15,000               544
--------------------------------------------------------------------------------------
                                                                                   544
--------------------------------------------------------------------------------------
Networking Services -- 0.5%
Apex PC Solutions*                                            17,500               663
--------------------------------------------------------------------------------------
                                                                                   663
--------------------------------------------------------------------------------------
Office Equipment & Supplies -- 2.3%
AEHR Test Systems*                                            19,000               336
Daisytek International*                                       11,000               481
HMT Technology*                                               55,000               863
Hon Industries                                                15,000               870
Pierce Leahy*                                                 13,100               355
Wallace Computer Services                                      1,600                59
--------------------------------------------------------------------------------------
                                                                                 2,964
--------------------------------------------------------------------------------------
PC-Peripherals Manufacturing -- 0.5%
Neomagic*                                                     17,400               351
Xeikon NV ADR*                                                25,000               334
--------------------------------------------------------------------------------------
                                                                                   685
--------------------------------------------------------------------------------------
Precision Instruments -- 1.0%
Cognex*                                                       14,800               487
Remec*                                                        21,600               788
--------------------------------------------------------------------------------------
                                                                                 1,275
--------------------------------------------------------------------------------------
Satellite/Cable Equipment -- 0.6%
Spectrian*                                                    12,500               802
--------------------------------------------------------------------------------------
                                                                                   802
--------------------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 2.0%
DSP Communications*                                           17,500               366
Sipex*                                                        18,000               572
Smart Modular Technologies*                                   11,500               955
Vitesse Semiconductor*                                        15,000               743
--------------------------------------------------------------------------------------
                                                                                 2,636
--------------------------------------------------------------------------------------
Semi-Conductor Production Equipment -- 2.4%
Advanced Energy*                                              20,000               566
Asyst Technologies*                                           15,000               666
Helix Technology                                               8,500               526
PRI Automation*                                               11,400               667
Speedfam International*                                       11,900               719
--------------------------------------------------------------------------------------
                                                                                 3,144
--------------------------------------------------------------------------------------
Semi-Conductor Testing Equipment -- 0.9%
Electro Scientific*                                           10,000               610
Uniphase*                                                      7,000               557
--------------------------------------------------------------------------------------
                                                                                 1,167
--------------------------------------------------------------------------------------
Software-Client/Server -- 1.3%
HNC Software*                                                 10,000               398
Industri-Matematik International*                             25,000               613
Legato Systems*                                               17,700               628
--------------------------------------------------------------------------------------
                                                                                 1,639
--------------------------------------------------------------------------------------
Software-Desktop -- 1.3%
Datastream Systems*                                           12,500               468
Motivepower*                                                  25,000               650
Visio*                                                        15,000               626
--------------------------------------------------------------------------------------
                                                                                 1,744
--------------------------------------------------------------------------------------
Software-Manufacturing -- 0.4%
Manugistics*                                                  14,300               511
--------------------------------------------------------------------------------------
                                                                                   511
--------------------------------------------------------------------------------------
Software-Other -- 1.0%
Lernout & Hauspie Speech*                                     11,000               481
Summit Design*                                                30,000               533
Viasoft*                                                       6,800               337
--------------------------------------------------------------------------------------
                                                                                 1,351
--------------------------------------------------------------------------------------
Software/Software Service -- 2.3%
Axent Technologies*                                           13,000               270
Compucom Systems*                                             25,000               231
INSO*                                                         25,000               312
Intuit*                                                        7,000               224
Microage*                                                     13,300               386
Simulation Sciences*                                           4,000                79
Software Artistry*                                             6,750                90
Symantec*                                                     53,000             1,206
Vanstar*                                                       9,900               151
--------------------------------------------------------------------------------------
                                                                                 2,949
--------------------------------------------------------------------------------------

                                                             =========================
                                                                  THE PBHG FUNDS, INC.
                                                             =========================

--------------------------------------------------------------------------------------
                                                                             Market
Description                                                  Shares        Value (000)
--------------------------------------------------------------------------------------
Common Stocks -- continued
Telecommunications Equipment -- 3.8%
Advanced Fibre Communication*                                 13,000          $    533
Datum*                                                        12,100               552
Geotel Communications*                                        25,000               472
P-Com*                                                        19,800               474
Powerwave Technologies*                                       10,700               415
RF Monolithics*                                               22,500               568
Sawtek*                                                       10,800               499
Tekelec*                                                      25,000               851
World Access*                                                 17,500               569
--------------------------------------------------------------------------------------
                                                                                 4,933
--------------------------------------------------------------------------------------
Voice/Call Transaction Processing -- 0.9%
Davox*                                                        13,950               467
Nact Telecommunications*                                      27,500               435
Natural Microsystems*                                          7,500               285
--------------------------------------------------------------------------------------
                                                                                 1,187
--------------------------------------------------------------------------------------
   Total Technology
      (Cost $27,775)                                                            34,968
--------------------------------------------------------------------------------------
Transportation -- 3.4%
Transportation -- 3.4%
Airborne Freight                                               2,300               139
Arkansas Best*                                                 5,000                57
Arnold Industries                                              5,000               117
Avondale Industries*                                          10,000               264
CNF Transportation                                             6,000               261
Coach USA*                                                    17,500               526
Covenant Transportation, Cl A*                                16,000               288
Eagle USA Airfreight*                                         20,100               673
Greenbrier Companies                                           1,700                28
Gulfmark Offshore*                                            11,000               380
Roadway Express                                                3,000                82
Seacor Holdings*                                               3,700               229
USFreightways                                                 35,000             1,177
Werner                                                         7,000               170
--------------------------------------------------------------------------------------
                                                                                 4,391
--------------------------------------------------------------------------------------
   Total Transportation
      (Cost $3,942)                                                              4,391
--------------------------------------------------------------------------------------
Utilities -- 0.2%
Utilities-Natural Gas Utilities -- 0.2%
CTG Resources                                                  2,200                51
Peoples Energy                                                 3,200               121
Wicor                                                          1,900                82
--------------------------------------------------------------------------------------
                                                                                   254
--------------------------------------------------------------------------------------
   Total Utilities
      (Cost $248)                                                                  254
   Total Common Stocks
      (Cost $103,227)                                                          124,624
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                              Face           Market
Description                                                Amount (000)    Value (000)
--------------------------------------------------------------------------------------
Repurchase Agreement -- 2.8%
J.P. Morgan
   6.05%, dated 09/30/97, matures 10/01/97,
   repurchase price $ (collateralized by
   U.S. Government Obligations: total
   market value $) (A)                                        $3,595          $  3,595
--------------------------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $3,595)                                                              3,595
--------------------------------------------------------------------------------------
Total Investments -- 98.7%
   (Cost $106,822)                                                             128,219
--------------------------------------------------------------------------------------
Other Assets and Liabilities -- 1.3%
Other Assets and Liabilities, Net                                                1,715
--------------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million shares --
   $0.001 par value) based on 9,664,315 outstanding shares
   of common stock                                                             102,663
Accumulated net investment loss                                                   (330)
Accumulated net realized gain on investments                                     6,204
Net unrealized appreciation on investments                                      21,397
--------------------------------------------------------------------------------------
Total Net Asset-- 100.0%                                                      $129,934
======================================================================================
Net Asset Value, Offering and
   Redemption Price Per Share                                                   $13.44
======================================================================================

 * Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Limited Company
NY SHR -- New York Shares



The accompanying notes are an integral part of the financial statements

=========================
THE PBHG FUNDS, INC.
=========================





                      [This page intentionally left blank]

                                        ========================================
                                             STATEMENT OF ASSETS AND LIABILITIES
                                        ========================================
September 30, 1997                                                   (Unaudited)

                                                                                   ------------------  -----------------
                                                                                          PBHG              PBHG
                                                                                      Mid-Cap Value     Small Cap Value
                                                                                          Fund              Fund
                                                                                          (000)             (000)
                                                                                   ------------------  -----------------
Assets:
   Investment securities (Cost $27,755 and $51,953)                                    $ 29,919            $ 56,241
   Accrued Income                                                                            23                  57
   Receivable for capital shares sold                                                     1,265               3,815
   Receivable for investment securities sold                                              1,027               2,745
                                                                                       --------            --------
        Total assets                                                                     32,234              62,858
                                                                                       --------            --------
Liabilities:
   Payable for investment securities purchased                                            2,447               3,579
   Payable for capital shares purchased                                                       2                  31
   Bank Overdraft                                                                             8                  12
   Accrued Expenses                                                                           8                --
                                                                                       --------            --------
        Total liabilities                                                                 2,465               3,622
                                                                                       --------            --------
Net Assets:
   Portfolio shares (authorized 200 million shares for each of the PBHG
     Mid-Cap Value and PBHG Small Cap Value Funds -- $0.001 par value) based
     on 2,081,818 and 4,070,626 outstanding shares of beneficial interest                26,473              52,562
   Accumulated net investment income (loss)                                                  (4)                  1
   Accumulated net realized gain on investments                                           1,136               2,385
   Net unrealized appreciation on investments                                             2,164               4,288
                                                                                       --------            --------
        Net assets                                                                     $ 29,769            $ 59,236
                                                                                       --------            --------
Net Asset Value, Offering and Redemption Price Per Share                               $  14.30            $  14.55
                                                                                       ========            ========

The accompanying notes are an integral part of the financial statements.

=======================================
STATEMENTS OF OPERATIONS (000)
=======================================
For a Share Outstanding Throughout each Fiscal Year or Period
For the period ended September 30, 1997 (Unaudited)

                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
                                                    PBHG          PBHG                                                     PBHG
                                       PBHG       Emerging      Large Cap        PBHG          PBHG          PBHG        Large Cap
                                      Growth       Growth        Growth      Select Equity  Core Growth     Limited          20
                                       Fund         Fund          Fund           Fund          Fund          Fund           Fund
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
                                     04/01/97     04/01/97      04/01/97       04/01/97      04/01/97      04/01/97      04/01/97
                                        to           to            to             to            to            to            to
                                     09/30/97     09/30/97      09/30/97       09/30/97      09/30/97      09/30/97      09/30/97
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
   Investment Income:
     Dividends                      $     1,539  $       328   $       141    $        52   $       119   $         7   $       101
     Interest                            14,738        3,843           150            400           278           473           206
     Less: Foreign Taxes Withheld          --           --            --             --            --            --            --
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
       Total Investment Income           16,277        4,171           291            452           397           480           307
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
   Expenses:
     Investment Advisory Fees            23,836        6,411           509          1,740         1,269           793           393
     Waiver of Investment
       Advisory Fees                       --           --            --             --            --            --            --
     Administrative Fees                  4,206        1,131           104            307           224           119            69
     Transfer Agent Fees                  5,298        1,548           171            554           410           138           166
     Registration and Filing Fees           579          171             6             52            13            22            19
     Printing Fees                          381          101            12             46            21             9            12
     Professional Fees                      269           80             9             16            14             6            11
     Custodian Fees                         271           81            10             31            19            13            12
     Insurance and Other Fees                30            9             1              4             2             1             2
     Directors' Fees                         26            7             2              2             3             1             1
     Amortization of Deferred
       Organizational Costs                --              2             1              1             1             4             2
     Line of Credit                         146           39             1             11             8             4             2
     Distribution Fees 1                     58         --            --             --            --            --            --
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
       Total Expenses                    35,100        9,580           826          2,764         1,984         1,110           689
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
Net Investment Income (Loss)            (18,823)      (5,409)         (535)        (2,312)       (1,587)         (630)         (382)
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
Net Realized Gain (Loss) from
  Security Transactions                 130,479       18,067         6,432         13,610       (14,808)          180         3,544
Net Realized Loss on Foreign
  Currency Transactions                    --           --            --             --            --            --            --
Net Change in Unrealized
  Appreciation (Depreciation)
  on Investments                      1,423,486      482,635        35,142        120,871        83,549        64,633        25,115
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                      1,553,965      500,702        41,574        134,481        68,741        64,813        28,659
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
Increase (Decrease) in
    Net Assets Resulting
    from Operations                 $ 1,535,142  $   495,293   $    41,039    $   132,169   $    67,154   $    64,183   $    28,277
                                    ===========  ===========   ===========    ===========   ===========   ===========   ===========


     1.   All distribution fees are incurred in the Advisor Class.
     2. The PBHG Mid-Cap Value and PBHG Small Cap Value funds commenced operations on May 1, 1997.


     Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

                                        ========================================
                                                            THE PBHG FUNDS, INC.
                                        ========================================

                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
                                       PBHG         PBHG          PBHG                         PBHG          PBHG           PBHG
                                     Large Cap     Mid-Cap      Small Cap         PBHG         Cash       Technology &   Strategic
                                       Value       Value         Value       International   Reserves   Communications Small Company
                                       Fund        Fund 2        Fund 2           Fund         Fund          Fund          Fund
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
                                     04/01/97     05/01/97      05/01/97        04/01/97     04/01/97      04/01/97      04/01/97
                                        to           to            to              to           to            to            to
                                     09/30/97     09/30/97      09/30/97        09/30/97     09/30/97      09/30/97      09/30/97
                                    -----------  -----------   -----------    -----------   -----------   -----------   -----------
   Investment Income:
     Dividends                      $       399 $        37   $        77    $       298   $      --     $        55   $       186
     Interest                                28          22            42             12         6,124         1,213            88
     Less: Foreign Taxes Withheld          --          --            --              (22)         --            --            --
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
       Total Investment Income              427          59           119            288         6,124         1,268           274
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
   Expenses:
     Investment Advisory Fees               142          36            79            117           325         2,703           436
     Waiver of Investment
       Advisory Fees                       --            (1)           (1)          --            --            --            --
     Administrative Fees                     32           6            12             18           162           477            65
     Transfer Agent Fees                     54          12            14             44           178           699            71
     Registration and Filing Fees             7           4             7              8            12            85            15
     Printing Fees                            4           2             1              2            21            63             9
     Professional Fees                        3        --            --                1            13            38             5
     Custodian Fees                          14           3             5             24            19            46            27
     Insurance and Other Fees                 9           1             1             12             4             3             1
     Directors' Fees                       --          --            --             --               1             3          --
     Amortization of Deferred
       Organizational Costs                   3        --            --                8             1             1             1
     Line of Credit                           1        --            --             --            --              16             2
     Distribution Fees 1                   --          --            --             --            --            --            --
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
       Total Expenses                       269          63           118            234           736         4,134           632
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
Net Investment Income (Loss)                158          (4)            1             54         5,388        (2,866)         (358)
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
Net Realized Gain (Loss) from
  Security Transactions                   1,747       1,136         2,385          1,581           (12)       23,430         8,252
Net Realized Loss on Foreign
  Currency Transactions                    --          --            --              (32)         --            --            --
Net Change in Unrealized
  Appreciation (Depreciation)
  on Investments                          8,064       2,164         4,288          1,218          --         228,809        27,667
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                          9,811       3,300         6,673          2,767           (12)      252,239        35,919
                                    ----------- -----------   -----------    -----------   -----------   -----------   -----------
Increase (Decrease) in
    Net Assets Resulting
    from Operations                 $     9,969 $     3,296   $     6,674    $     2,821   $     5,376   $   249,373   $    35,561
                                    =========== ===========   ===========    ===========   ===========   ===========   ===========

==============================================
STATEMENTS OF CHANGES IN NET ASSETS (000)
==============================================
For the six month period ended September 30, 1997 (unaudited) and the period ending March 31, 1997.


                                      --------------------------    --------------------------    --------------------------
                                                 PBHG                          PBHG                         PBHG
                                                Growth                     Emerging Growth             Large Cap Growth
                                                 Fund                          Fund                         Fund
                                      --------------------------    --------------------------    --------------------------
                                        04/01/97      04/01/96        04/01/97      04/01/96       04/01/97       04/01/96
                                           to            to              to            to             to             to
                                        09/30/97      03/31/97        09/30/97      03/31/97       09/30/97       03/31/97
                                      -----------    -----------    -----------    -----------    -----------    -----------
Investment Activities:
Net Investment Income (Loss)          $   (18,823)   $   (35,923)   $    (5,409)   $    (4,549)   $      (535)   $      (581)
Net Realized Gain (Loss) from
    Security Transactions                 130,479       (244,650)        18,067        (51,106)         6,432         (5,730)
Net Realized Gain (Loss) on
    Foreign Currency
    Transactions                             --             --             --             --             --             --
Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments and Foreign
    Currency Transactions               1,423,486       (840,002)       482,635       (232,763)        35,142         (1,449)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in
    Net Assets Resulting
    from Operations                     1,535,142     (1,120,575)       495,293       (288,418)        41,039         (7,760)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders From:
Net Investment Income                        --             --             --             --             --             --
Net Realized Gains from
    Security Transactions                    --             --             --          (49,616)          --             (146)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Total Distributions                          --             --             --          (49,616)          --             (146)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions (A):
PBHG Class
Shares Issued                           1,381,369      5,020,812        876,668      1,925,528         46,703        259,520
Shares Transfer(6)                           --             --             --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                         --             --             --           47,297           --              135
Shares Redeemed                        (1,305,264)    (2,567,916)      (730,073)    (1,128,876)       (64,705)      (185,537)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Total PBHG Class Transactions              76,105      2,452,896        146,595        843,949        (18,002)        74,118
                                      -----------    -----------    -----------    -----------    -----------    -----------
Advisor Class
Shares Issued                              46,728         15,962           --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                         --             --             --             --             --             --
Shares Redeemed                            (4,791)           (79)          --             --             --             --
                                      -----------    -----------    -----------    -----------    -----------    -----------
Total Advisor Class Transactions           41,937         15,883           --             --             --             --
                                      -----------    -----------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets
    Derived from Capital
    Share Transactions                    118,042      2,468,779        146,595        843,949        (18,002)        74,118
                                      -----------    -----------    -----------    -----------    -----------    -----------
Total Increase (Decrease) in
    Net Assets                          1,653,184      1,348,204        641,888        505,915         23,037         66,212
                                      -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
Beginning of Period                     4,647,129      3,298,925      1,195,620        689,705        119,971         53,759
                                      -----------    -----------    -----------    -----------    -----------    -----------
End of Period                         $ 6,300,313    $ 4,647,129    $ 1,837,508    $ 1,195,620    $   143,008    $   119,971
                                      ===========    ===========    ===========    ===========    ===========    ===========
(A)Shares Issued and Redeemed:
PBHG Class
Shares Issued                              57,481        189,736         39,372         77,652          2,613         16,415
Shares Transfer(6)                           --             --             --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                         --             --             --            1,921           --                8
Shares Redeemed                           (53,170)      (100,103)       (32,326)       (47,388)        (3,692)       (11,712)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Total PBHG Class Share
    Transactions                            4,311         89,633          7,046         32,185         (1,079)         4,711
                                      -----------    -----------    -----------    -----------    -----------    -----------
Advisor Class 5
Shares Issued                               2,017            621           --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                         --             --             --             --             --             --
Shares Redeemed                              (193)            (3)          --             --             --             --
                                      -----------    -----------    -----------    -----------    -----------    -----------
Total Advisor Class Share
    Transactions                            1,824            618           --             --             --             --
                                      -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in
    Shares Outstanding                      6,135         90,251          7,046         32,185         (1,079)         4,711
                                      ===========    ===========    ===========    ===========    ===========    ===========
                                      --------------------------    --------------------------    --------------------------
                                                 PBHG                         PBHG                           PBHG
                                             Select Equity                 Core Growth                      Limited
                                                 Fund                         Fund                           Fund
                                      --------------------------    --------------------------    --------------------------
                                        04/01/97       04/01/96       04/01/97       04/01/96      04/01/97        07/01/96(1)
                                           to             to             to             to            to              to
                                        09/30/97       03/31/97       09/30/97       03/31/97      09/30/97        03/31/97
                                      -----------    -----------    -----------    -----------    -----------    -----------
Investment Activities:
Net Investment Income (Loss)        $    (2,312)   $    (3,667)   $    (1,587)   $    (2,598)   $      (630)   $       464
Net Realized Gain (Loss) from
    Security Transactions                13,610        (32,999)       (14,808)       (49,445)           180            641
Net Realized Gain (Loss) on
    Foreign Currency
    Transactions                           --             --             --             --             --             --
Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments and Foreign
    Currency Transactions               120,871        (31,600)        83,549        (41,122)        64,633        (13,027)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in
    Net Assets Resulting
    from Operations                     132,169        (68,266)        67,154        (93,165)        64,183        (11,922)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders From:
Net Investment Income                      --             --             --             --             --             (464)
Net Realized Gains from
    Security Transactions                  --           (6,009)          --             --             --             (285)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Total Distributions                        --           (6,009)          --             --             --             (749)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions (A):
PBHG Class
Shares Issued                            56,039        828,376         63,316        804,054          8,723        198,852
Shares Transfer(6)                         --             --             --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                       --            5,665           --             --             --              720
Shares Redeemed                        (147,077)      (590,076)      (155,051)      (457,986)       (22,871)       (49,381)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Total PBHG Class Transactions           (91,038)       243,965        (91,735)       346,068        (14,148)       150,191
                                    -----------    -----------    -----------    -----------    -----------    -----------
Advisor Class
Shares Issued                              --             --             --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                       --             --             --             --             --             --
Shares Redeemed                            --             --             --             --             --             --
                                    -----------    -----------    -----------    -----------    -----------    -----------
Total Advisor Class Transactions           --             --             --             --             --             --
                                    -----------    -----------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets
    Derived from Capital
    Share Transactions                  (91,038)       243,965        (91,735)       346,068        (14,148)       150,191
                                    -----------    -----------    -----------    -----------    -----------    -----------
Total Increase (Decrease) in
    Net Assets                           41,131        169,690        (24,581)       252,903         50,035        137,520
                                    -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
Beginning of Period                     372,486        202,796        283,995         31,092        137,520           --
                                    -----------    -----------    -----------    -----------    -----------    -----------
End of Period                       $   413,617    $   372,486    $   259,414    $   283,995    $   187,555    $   137,520
                                    ===========    ===========    ===========    ===========    ===========    ===========
(A)Shares Issued and Redeemed:
PBHG Class
Shares Issued                             2,989         42,146          5,594         60,034            713         19,868
Shares Transfer(6)                         --             --             --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                       --              284           --             --             --               66
Shares Redeemed                          (7,632)       (30,763)       (12,915)       (35,211)        (2,088)        (4,739)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Total PBHG Class Share
    Transactions                         (4,643)        11,667         (7,321)        24,823         (1,375)        15,195
                                    -----------    -----------    -----------    -----------    -----------    -----------
Advisor Class 5
Shares Issued                              --             --             --             --             --             --
Shares Issued upon Reinvestment
    of Distributions                       --             --             --             --             --             --
Shares Redeemed                            --             --             --             --             --             --
                                    -----------    -----------    -----------    -----------    -----------    -----------
Total Advisor Class Share
    Transactions                           --             --             --             --             --             --
                                    -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in
    Shares Outstanding                   (4,643)        11,667         (7,321)        24,823         (1,375)        15,195
                                    ===========    ===========    ===========    ===========    ===========    ===========

1.   The PBHG Limited Fund commenced operations on July 1, 1996.
2.   The PBHG Large Cap 20 Fund commenced operations on December 1. 1996.
3. The PBHG Large Cap Value and PBHG Strategic Small Company Funds commenced operations on January 2, 1997.
4. The PBHG Mid-Cap Value and PBHG Small-Cap Value Funds commenced operations on May 1, 1997.
5.   The PBHG Growth Fund-Advisor Class commenced operations on August19, 1996.
6. Net asset value of shares issued in connection with the transfer of the Newbold Equity Fund Nets Assets. Reference notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                                  ==============================
                                                            THE PBHG FUNDS, INC.
                                                  ==============================

                                                ----------------------     --------------------- --------------  -------------
                                                         PBHG                      PBHG               PBHG           PBHG
                                                     Large Cap 20            Large Cap Value     Mid-Cap Value  Small Cap Value
                                                         Fund                       Fund              Fund           Fund
                                                ----------------------     ---------------------  -------------  -------------
                                                04/01/97      12/01/96(2)  04/01/97   01/02/97(3)   05/01/97(4)    05/01/97(4)
                                                   to            to           to         to            to             to
                                                09/30/97      03/31/97     09/30/97   03/31/97      09/30/97       09/30/97
                                                ---------    ---------     ---------   ---------  -------------  -------------
Investment Activities:
Net Investment Income (Loss)                     $    (382)   $      36     $     158   $      60   $      (4)    $       1
Net Realized Gain (Loss) from
   Security Transactions                             3,544       (2,539)        1,747        --         1,136         2,385
Net Realized Gain (Loss) on
   Foreign Currency
   Transactions                                       --           --            --          --          --            --
Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments and Foreign
   Currency Transactions                            25,115       (4,836)        8,064        (800)      2,164         4,288
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations                                  28,277       (7,339)        9,969        (740)      3,296         6,674
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Distributions to Shareholders From
Net Investment Income                                 --            (53)         --          --          --            --
Net Realized Gains from
   Security Transactions                              --           --            --          --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Total Distributions                                   --            (53)         --          --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Capital Share Transactions (A):
PBHG Class
Shares Issued                                       66,621      109,566        45,340      35,206      41,630        70,904
Shares Transfer(6)                                    --           --          10,076        --          --            --
Shares Issued upon Reinvestment
   of Distributions                                   --             50          --          --          --            --
Shares Redeemed                                    (55,464)     (32,405)      (20,558)     (8,204)    (15,157)      (18,342)
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Total PBHG Class Transactions                       11,157       77,211        34,858      27,002      26,473        52,562
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Advisor Class
Shares Issued                                         --           --            --          --          --            --
Shares Issued upon Reinvestment
   of  Distributions                                  --           --            --          --          --            --
Shares Redeemed                                       --           --            --          --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Total Advisor Class Transactions                      --           --            --          --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Increase (Decrease) in Net Assets
   Derived from Capital
   Share Transactions                               11,157       77,211        34,858      27,002      26,473        52,562
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Total Increase (Decrease) in
   Net Assets                                       39,434       69,819        44,827      26,262      29,769        59,236
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Net Assets:
Beginning of Period                                 69,819         --          26,262        --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
End of Period                                    $ 109,253    $  69,819     $  71,089   $  26,262   $  29,769     $  59,236
                                                 ---------    ---------     ---------   ---------   ---------     ---------
                                                 ---------    ---------     ---------   ---------   ---------     ---------
(A)Shares Issued and Redeemed:
PBHG Class
Shares Issued                                        5,626       10,798         3,959       3,381       3,249         5,460
Shares Transfer(6)                                    --           --             989        --          --            --
Shares Issued upon Reinvestment
   of Distributions                                   --              5          --          --          --            --
Shares Redeemed                                     (4,708)      (3,255)       (1,833)       (784)     (1,167)       (1,389)
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Total PBHG Class Share
   Transactions                                        918        7,548         3,115       2,597       2,082         4,071
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Advisor Class 5
Shares Issued                                         --           --            --          --          --            --
Shares Issued upon Reinvestment
   of Distributions                                   --           --            --          --          --            --
Shares Redeemed                                       --           --            --          --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Total Advisor Class Share
   Transactions                                       --           --            --          --          --            --
                                                 ---------    ---------     ---------   ---------   ---------     ---------
Net Increase (Decrease) in
   Shares Outstanding                                  918        7,548         3,115       2,597       2,082         4,071
                                                 =========    =========     =========   =========   =========     =========
                                  ------------------    ----------------------  ----------------------    --------------------
                                         PBHG                     PBHG                    PBHG                    PBHG
                                    International             Cash Reserves            Tech & Comm         Strategic Small Co
                                        Fund                      Fund                    Fund                    Fund
                                  ------------------    ----------------------  ----------------------    --------------------
                                  04/01/97  04/01/96    04/01/97    04/01/96    04/01/97     04/01/96     04/01/97   01/02/97(3)
                                      to        to          to          to          to          to           to         to
                                  09/30/97  03/31/97    09/30/97    03/31/97    09/30/97     03/31/97     09/30/97   03/31/97
                                  --------  --------    ---------   ----------  ---------    ---------    --------   --------
Investment Activities:
Net Investment Income (Loss)      $     54  $    (57)   $   5,388    $   10,844  $  (2,866)  $   (2,047)   $   (358)   $     28
Net Realized Gain (Loss) from
   Security Transactions             1,581       451          (12)           (2)    23,430       18,009       8,252      (2,048)
Net Realized Gain (Loss) on
   Foreign Currency
   Transactions                        (32)      (34)        --            --         --           --          --          --
Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments and Foreign
   Currency Transactions             1,218       779         --            --      228,809      (56,036)     27,667      (6,270)
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations                   2,821     1,139        5,376        10,842    249,373      (40,074)     35,561      (8,290)
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Distributions to Shareholders
  From
Net Investment Income                 --        --         (5,389)      (10,844)      --           --          --          --
Net Realized Gains from
   Security Transactions              --        --           --            --         --        (10,050)       --          --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Total Distributions                   --        --         (5,389)      (10,844)      --        (10,050)       --          --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Capital Share Transactions (A):
PBHG Class
Shares Issued                       32,394    39,195      818,661     1,393,768    461,585    1,278,462      74,335      87,204
Shares Transfer(6)                    --        --           --            --         --           --          --          --
Shares Issued upon Reinvestment
   of Distributions                   --        --          5,376         8,942       --          9,213        --          --
Shares Redeemed                    (35,060)  (30,312)    (997,829)   (1,160,133)  (473,781)    (806,167)    (41,344)    (17,532)
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Total PBHG Class Transactions       (2,666)    8,883     (173,792)      242,577    (12,196)     481,508      32,991      69,672
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Advisor Class
Shares Issued                         --        --           --            --         --           --          --          --
Shares Issued upon Reinvestment
   of  Distributions                  --        --           --            --         --           --          --          --
Shares Redeemed                       --        --           --            --         --           --          --          --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Total Advisor Class Transactions      --        --           --            --         --           --          --          --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Increase (Decrease) in Net Assets
   Derived from Capital
   Share Transactions               (2,666)    8,883     (173,792)      242,577    (12,196)     481,508      32,991      69,672
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Total Increase (Decrease) in
   Net Assets                          155    10,022     (173,805)      242,575    237,177      431,384      68,552      61,382
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Net Assets:
Beginning of Period                 21,265    11,243      341,576        99,001    493,156       61,772      61,382        --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
End of Period                     $ 21,420  $ 21,265    $ 167,771    $  341,576  $ 730,333    $ 493,156    $129,934    $ 61,382
                                  ========  ========    =========    ==========  =========    =========    ========    ========
 (A)Shares Issued and Redeemed:
PBHG Class
Shares Issued                        2,665     3,602      818,661     1,393,768     25,185       77,511       6,398       8,740
Shares Transfer(6)                    --        --           --            --         --           --          --          --
Shares Issued upon Reinvestment
   of Distributions                   --        --          5,376         8,942       --            525        --          --
Shares Redeemed                     (2,861)   (2,778)    (997,829)   (1,160,133)   (25,671)     (49,269)     (3,659)     (1,815)
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Total PBHG Class Share
   Transactions                       (196)      824     (173,792)      242,577       (486)      28,767       2,739       6,925
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Advisor Class 5
Shares Issued                         --        --           --            --         --           --          --          --
Shares Issued upon Reinvestment
   of Distributions                   --        --           --            --         --           --          --          --
Shares Redeemed                       --        --           --            --         --           --          --          --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Total Advisor Class Share
   Transactions                       --        --           --            --         --           --          --          --
                                  --------  --------    ---------    ----------  ---------    ---------    --------    --------
Net Increase (Decrease) in
   Shares Outstanding                 (196)      824     (173,792)      242,577       (486)      28,767       2,739       6,925
                                  ========  ========    =========    ==========  =========    =========    ========    ========

=========================
FINANCIAL HIGHLIGHTS
=========================
For a Share Outstanding Throughout each Fiscal Year or Period
For the period ended September 30, 1997




              Net                                                                Net                 Net
             Asset       Net       Realized and   Distributions  Distributions  Asset              Assets       Ratio
             Value    Investment    Unrealized      from Net         from       Value               End       of Expenses
           Beginning   Income    Gains or (Losses) Investment       Capital      End      Total   of Period   to Average
           of Period   (Loss)      on Securities     Income          Gains     of Period  Return   (000)      Net Assets
-------------------------------------------------------------------------------------------------------------------------
----------------
PBHG Growth Fund
----------------
  PBHG Class
  1997**    $21.06    $(0.08)         $6.80             --            --       $27.78     31.91%+ $6,232,655       1.25%*
  1997       25.30     (0.10)         (4.14)            --            --        21.06    (16.76)%  4,634,138       1.25%
  1996       16.70     (0.06)          8.66             --            --        25.30     51.50%   3,298,666       1.48%
  1995       14.67     (0.05)          2.09             --        $(0.01)       16.70     13.92%   1,014,832       1.50%
  1994       10.83     (0.03)          4.06             --         (0.19)       14.67     37.28%     319,059       1.55%
  1993       10.37     (0.16)          3.07             --         (2.45)       10.83     34.47%       6,069       2.39%
  PBHG Advisor Class
  1997**    $21.03    $(0.04)         $6.72             --            --       $27.71     31.76%+    $67,658       1.50%*
  1997(1)    25.42     (0.06)         (4.33)            --            --        21.03    (17.27)%+    12,991       1.53%*
-------------------------
PBHG Emerging Growth Fund
-------------------------
  PBHG Class
  1997**    $19.26    $(0.07)         $7.39             --            --       $26.58     38.01%+ $1,837,508       1.27%*
  1997       23.07     (0.11)         (2.87)            --        $(0.83)       19.26    (13.71)%  1,195,620       1.28%
  1996       16.10     (0.07)          8.03             --         (0.99)       23.07     50.16%     689,705       1.47%
  1995(2),(3)14.59     (0.01)          1.56             --         (0.04)       16.10     10.64%+    411,866       1.50%*
  1994(2)    13.22     (0.03)          2.38             --         (0.98)       14.59     19.64%     113,329       1.45%
  1993(4)    10.00     (0.03)          3.25             --            --        13.22     32.20%+     34,517       1.50%*
--------------------------
PBHG Large Cap Growth Fund
--------------------------
  PBHG Class
  1997**    $14.26    $(0.08)         $5.32             --            --       $19.50     36.75%+   $143,008       1.22%*
  1997       14.53     (0.05)         (0.21)            --        $(0.01)       14.26     (1.77)%    119,971       1.23%
  1996(6)    10.00     (0.03)          4.97             --         (0.41)       14.53     50.47%*     53,759       1.50%*
-----------------------
PBHG Select Equity Fund
-----------------------
  PBHG Class
  1997**    $15.91    $(0.17)         $6.30             --            --       $22.04     38.53%+   $413,617       1.35%*
  1997       17.27     (0.13)         (1.03)            --        $(0.20)       15.91     (6.94)%    372,486       1.26%
  1996(6)    10.00     (0.05)          7.68             --         (0.36)       17.27     77.75%*    202,796       1.50%*
---------------------
PBHG Core Growth Fund
---------------------
  PBHG Class
  1997**    $10.34    $(0.11)         $2.66             --            --       $12.89     24.66%+   $259,414       1.33%*
  1997       11.82     (0.09)         (1.39)            --            --        10.34    (12.52)%    283,995       1.36%
  1996(5)    10.00       --            1.82             --            --        11.82     18.20%+     31,092       1.50%*
-----------------
PBHG Limited Fund
-----------------
  PBHG Class
  1997**     $9.05    $(0.05)         $4.57             --            --       $13.57     49.94%+   $187,555       1.40%*
  1997(8)    10.00      0.02          (0.93)        $(0.03)       $(0.01)        9.05     (9.15)%+   137,520       1.42%*
                                         Ratio
               Ratio                     of Net
               of Net       Ratio      Investment
             Investment  of Expenses  Income (Loss)
              Income      to Average   to Average
              (Last)      Net Assets   Net Assets   Portfolio  Average
             to Average  (Excluding    (Excluding   Turnover  Commision
             Net Assets   Waivers)      Waivers)      Rate     Rate 13
-------------------------------------------------------------------------
----------------
PBHG Growth Fund
----------------
  PBHG Class
  1997**       (0.67)%*   1.25%*      (0.67)%*       44.44%  $0.0526
  1997         (0.69)%    1.25%       (0.69)%        64.89%   0.0493
  1996         (0.79)%    1.48%       (0.79)%        44.64%      n/a
  1995         (0.69)%    1.50%       (0.69)%       118.75%      n/a
  1994         (0.78)%    1.59%       (0.82)%        94.28%      n/a
  1993         (1.69)%    3.04%       (2.34)%       209.24%      n/a
  PBHG Advisor Class
  1997**       (0.92)%*   1.50%*      (0.92)%*       44.44%  $0.0526
  1997(1)      (1.11)%*   1.53%*      (1.11)%*       64.89%   0.0493
-------------------------
PBHG Emerging Growth Fund
-------------------------
  PBHG Class
  1997**       (0.72)%*   1.27%*      (0.72)%*       48.07%  $0.0421
  1997         (0.36)%    1.28%       (0.36)%        47.75%   0.0328
  1996         (0.42)%    1.47%       (0.42)%        97.05%      n/a
  1995(2),(3)  (0.08)%*   1.50%*      (0.08)%*       27.50%      n/a
  1994(2)      (0.77)%    1.45%       (0.77)%        95.75%      n/a
  1993(4)      (0.72)%*   1.54%*      (0.76)%*       71.18%      n/a
--------------------------
PBHG Large Cap Growth Fund
---------------------------
  PBHG Class
  1997**       (0.79)%*   1.22%*      (0.79)%*       20.59%  $0.0511
  1997         (0.47)%    1.23%       (0.47)%        51.70%   0.0547
  1996(6)      (0.66)%*   2.07%*      (1.23)%*      116.75%      n/a
-----------------------
PBHG Select Equity Fund
-----------------------
  PBHG Class
  1997**       (1.13)%*   1.35%*      (1.13)%*       37.35%  $0.0563
  1997         (0.76)%    1.26%       (0.76)%        71.70%   0.0443
  1996(6)      (0.74)%*   1.73%*      (0.97)%*      206.22%      n/a
--------------------
PBHG Core Growth Fund
---------------------
  PBHG Class
  1997**       (1.06)%*   1.33%*      (1.06)%*       25.20%  $0.0550
  1997         (0.77)%    1.36%       (0.77)%        46.75%   0.0437
  1996(5)      (0.18)%*   2.92%*      (1.60)%*       17.00%      n/a
-----------------
PBHG Limited Fund
-----------------
  PBHG Class
  1997**       (0.79)%*   1.40%*      (0.79)%*       44.01%  $0.0379
  1997(8)       0.33%*    1.42%*       0.33%*        75.46%   0.0304

*    Annualized
**   For the six month period ended September 30, 1997 (unaudited)
+    Total returns have not been annualized.
1 The PBHG Growth Fund Advisor Class commenced operations on August 19, 1996. 2 The information set forth in this table for the periods prior to June 2,
     1994 is the financial data of the Pilgrim Baxter Emerging Growth Fund, a series of the Advisors' Inner Circle Fund. The Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 2, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year end of its predecessor only for fiscal year 1994. The Portfolio changed its fiscal year end to March 31 in 1995 and reported financial information for the fiscal period from November 1, 1994 to March 31, 1995.
3    Per share calculations were performed using average shares for the period.
4 The Pilgrim Baxter Emerging Growth Fund, the predecessor series to the PBHG Emerging Growth Fund, commenced operations on June 15, 1993.
5    The PBHG Core Growth Fund commenced operations on January 2, 1996.
6 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on April 5, 1995.
7 The PBHG Technology & Communications Fund commenced operations on October 2, 1995.
8    The PBHG Limited Fund commenced operations on July 1, 1996.
9    The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.
10 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on January 2, 1997.
11   The PBHG International Fund commenced operations on June 14, 1994.
12 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations May 1, 1997.
13 Average commision rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.


Amounts designated as "--" are either $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.

                                                      ==========================
                                                            THE PBHG FUNDS, INC.
                                                      ==========================




                Net                                                             Net                 Net
               Asset      Net      Realized and   Distributions Distributions  Asset                Assets       Ratio
               Value   Investment   Unrealized      from Net        from       Value                 End       of Expenses
             Beginning  Income   Gains or (Losses) Investment      Capital      End       Total    of Period   to Average
             of Period  (Loss)     on Securities     Income         Gains    of Period    Return    (000)      Net Assets
---------------------------------------------------------------------------------------------------------------------------
----------------------
PBHG Large Cap 20 Fund
----------------------
  PBHG Class
  1997**       $9.25    $(0.04)       $3.69            --             --       $12.90     39.46%+    $109,253     1.49%*
  1997(9)      10.00     (0.01)       (0.73)        $(0.01)           --         9.25     (7.40)%+     69,819     1.50%*
-------------------------
PBHG Large Cap Value Fund
-------------------------
  PBHG Class
  1997**      $10.11     $0.02        $2.32            --             --       $12.45     23.15%+     $71,089     1.27%*
  1997(10)     10.00      0.02         0.09            --             --        10.11      1.10%+      26,262     1.50%*
-----------------------
PBHG Mid-Cap Value Fund
-----------------------
  PBHG Class
  1997(12)**  $10.00       --         $4.30            --             --       $14.30     43.00%+     $29,769     1.50%*
-------------------------
PBHG Small Cap Value Fund
-------------------------
  PBHG Class
  1997(12)**  $10.00       --         $4.55            --             --       $14.55     45.50%+     $59,236     1.50%*
-----------------------
PBHG International Fund
-----------------------
  PBHG Class
  1997**      $11.26     $0.02        $1.37            --             --       $12.65     12.85%+     $21,420     1.99%*
  1997         10.55       --          0.71            --             --        11.26      6.73%       21,265     2.22%
  1996          9.13     (0.04)        1.46            --             --        10.55     15.55%       11,243     2.25%
  1995(11)     10.00     (0.03)       (0.80)           --          $(0.04)       9.13     (8.33)%+     15,236     2.25%*
-----------------------
PBHG Cash Reserves Fund
-----------------------
  PBHG Class
  1997**       $1.00     $0.03          --          $(0.03)           --        $1.00      5.02%*    $167,771     0.68%*
  1997          1.00      0.05          --           (0.05)           --         1.00      4.89%      341,576     0.68%
  1996(6)       1.00      0.05          --           (0.05)           --         1.00      5.24%*      99,001     0.70%*
-------------------------------------
PBHG Technology & Communications Fund
-------------------------------------
  PBHG Class
  1997**      $14.63    $(0.09)       $7.44            --             --       $21.98     50.17%+    $730,333     1.30%*
  1997         12.48     (0.05)        2.55            --          $(0.35)      14.63     19.59%      493,156     1.33%
  1996(7)      10.00     (0.02)        2.50            --             --        12.48     24.82%+      61,772     1.50%*
---------------------------------
PBHG Strategic Small Company Fund
---------------------------------
  PBHG Class
  1997**       $8.86    $(0.01)       $4.59            --             --       $13.44     51.69%+    $129,934     1.45%*
  1997(10)     10.00       --         (1.14)           --             --         8.86    (11.40)%+     61,382     1.50%*
                                               Ratio
                    Ratio                     of Net
                    of Net        Ratio     Investment
                  Investment   of Expenses  Income (Loss)
                    Income     to Average    to Average
                    (Loss)      Net Assets   Net Assets   Portfolio    Average
                  to Average   (Excluding   (Excluding    Turnover    Commision
                  Net Assets     Waivers)     Waivers)      Rate       Rate 13
-------------------------------------------------------------------------------
----------------------
PBHG Large Cap 20 Fund
----------------------
  PBHG Class
  1997**            (0.83)%*      1.49%*       (0.83)%*     56.75%    $0.0593
  1997(9)            0.17%*       1.50%*        0.17%*      43.98%     0.0550
-------------------------
PBHG Large Cap Value Fund
-------------------------
  PBHG Class
  1997**             0.74%*       1.27%*        0.74%*      46.43%    $0.0375
  1997(10)           1.61%*       1.74%*        1.37%*       0.00%     0.0588
-----------------------
PBHG Mid-Cap Value Fund
-----------------------
  PBHG Class
  1997(12)**        (0.10)%*      1.52%*       (0.12)%*    144.93%    $0.0545
-------------------------
PBHG Small Cap Value Fund
-------------------------
  PBHG Class
  1997(12)**         0.01%*       1.51%*        0.00%*      97.58%    $0.0530
-----------------------
PBHG International Fund
-----------------------
  PBHG Class
  1997**            (0.46)%*      1.99%*       (0.46)%*    46.80%     $0.0304
  1997              (0.32)%       2.22%        (0.32)%     74.82%      0.0287
  1996              (0.22)%       3.03%        (1.00)%    140.26%         n/a
  1995(11)          (0.43)%*      2.36%*       (0.54)%*    81.72%         n/a
-----------------------
PBHG Cash Reserves Fund
-----------------------
  PBHG Class
  1997**             4.98%*       0.68%*        4.98%*        n/a         n/a
  1997               4.79%        0.68%         4.79%         n/a         n/a
  1996(6)            5.05%*       0.88%*        4.87%*        n/a         n/a
-------------------------------------
PBHG Technology & Communications Fund
-------------------------------------
  PBHG Class
  1997**            (0.90)%*      1.30%*       (0.90)%*    141.77%    $0.0434
  1997              (0.59)%       1.33%        (0.59)%     289.91%     0.0365
  1996(7)           (0.50)%*      2.00%*       (1.00)%*    125.99%        n/a
---------------------------------
PBHG Strategic Small Company Fund
---------------------------------
  PBHG Class
  1997**            (0.82)%*      1.45%*       (0.82)%*    123.14%    $0.0435
  1997(10)           0.18%*       1.50%*        0.18%*      88.88%     0.0562

===========================================================
NOTES TO FINANCIAL STATEMENTS As of September 30, 1997
===========================================================

1.   Organization

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with fourteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Strategic Small Company Fund ("the Strategic Small Company Fund"), the PBHG International Fund (the "International Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently the Advisor Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.   Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation -- Investment securities of the Equity Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities in the International Fund are valued based upon quotations from the primary market in which they are traded. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Security Transactions and Investment Income --Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

Dividends --Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 1997, primarily attributable to certain net operating losses, which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, have been reclassified to the following accounts:

                                                              Accumulated Net
                                       Paid-In-Capital         Realized Gain
                                            (000)                 (000)
                                       ---------------        ---------------
Growth Fund                                $35,930                $    --
Emerging Growth Fund                         4,584                     --
Core Growth Fund                             2,603                     --
Select Equity Fund                           3,669                     --
Large Cap Growth Fund                          581                     --
Technology & Communications Fund                --                  2,047
Limited Fund                                    --                    285
International Fund                              98                     --

In addition, the International Fund had $51,000 of permanent differences primarily attributable to realized foreign exchange gains and losses, which have been reclassified from accumulated net realized gain (loss) on foreign currency transactions to undistributed net investment income.

These reclassifications have no effect on net assets or net asset values per share.

Federal Income Taxes -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Net Asset Value Per Share -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Foreign Currency Translation --The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

                            ====================================================
                                                            THE PBHG FUNDS, INC.
                            ====================================================

The International Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Forward Foreign Currency Exchange Contracts -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

All organizational costs incurred with the start up of the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund, the International Fund and the Cash Reserves Fund are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Core Growth, Select Equity, Technology & Communications, Large Cap 20, and Mid-Cap Value Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, Small Cap Value, Strategic Small Company and International Funds, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Strategic Small Company and International Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentate of the Portfolios' average daily net assets) to 1.50% for the Core Growth, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, and Strategic Small Company Funds and 2.25% for the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% for the Core Growth, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, and Strategic Small Company Funds and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million;
(ii) the Portfolio's total annual expense ratio is less than 1.50% Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds and 2.25% for the International Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

Newbold's Asset Management, Inc. ("Newbold"), a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Newbold receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and the Strategic Small Company Fund. Newbold receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund, and may periodically reduce its sub-advisory fee.

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMCis entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the

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===========================================================
NOTES TO FINANCIAL STATEMENTS As of September 30, 1997
===========================================================

total average daily net assets of the Fund, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of the Fund in excess of $2.5 billion.

Prior to July 1, 1996, SEI Fund Resources acted as Administrator to the Funds. For it services prior to July 1, 1996, SEI Fund Resources received an annual fee with respect to each Portfolio equal to the greater of $75,000 or 0.20% of the average daily net assets of the Portfolio.

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Fund of up to 0.25% of the average daily net assets of the Advisor Class shares for certain distribution and shareholder services. Currently only the Growth Fund has Advisor Class shareholders.

DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. CoreStates Bank, N.A. serves as the custodian for the Growth Fund, the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund, and the Cash Reserves Fund. The Northern Trust Company serves as the custodian for the International Fund.

Officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.   Investment Transactions

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 1997 were as follows:

                                                   Purchases          Sales
                                                     (000)            (000)
                                                   ---------        ---------
Growth Fund                                        2,298,277        2,252,655
Emerging Growth Fund                                 812,616          662,204
Core Growth Fund                                      71,208          162,550
Select Equity Fund                                   146,042          235,951
Large Cap Growth Fund                                 26,378           46,635
Technology & Communications Fund                     840,458          843,360
Limited Fund                                          61,909           74,981
Large Cap 20 Fund                                     57,583           47,173
Large Cap Value Fund                                  41,351           19,079
Mid-Cap Value Fund                                    39,399           14,598
Small Cap Value Fund                                  65,097           19,303
Strategic Small Company Fund                         134,570          104,903
International Fund                                     9,512           10,954


The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios and the total cost of securities for Federal income tax purposes at September 30, 1997 are as follows:

                                                                   Total Cost
                                                       Net        of Securities
                                                   Unrealized      for Federal
                    Unrealized     Unrealized     Appreciation/    Income Tax
                   Appreciation   Depreciation   (Depreciation)     Purposes
                       (000)          (000)           (000)           (000)
                   ------------   ------------   --------------   -------------
Growth Fund         1,628,526       (115,929)      1,512,597        4,850,927
Emerging Growth
  Fund                474,208        (31,409)        442,799        1,380,256
Core Growth
  Fund                 52,276         (8,455)         43,821          215,413
Select Equity
  Fund                113,914         (4,608)        109,306          297,788
Large Cap Growth
  Fund                 37,910           (651)         37,259          103,809
Technology &
  Communications
  Fund                186,065         (9,438)        176,627          546,644
Limited Fund           53,086         (1,480)         51,606          136,444
Large Cap 20
  Fund                 20,955           (676)         20,279           89,521
Large Cap Value
  Fund                  8,400         (1,136)          7,264           63,568
Mid-Cap Value Fund      2,425           (261)          2,164           27,755
Small Cap Value Fund    4,938           (650)          4,288           51,953
Strategic Small
  Company Fund         23,149         (1,752)         21,397          106,822
International Fund      3,468           (581)          2,887           17,720


Subsequent to October 31, 1996, the following Portfolios had recognized net capital losses that have been deferred to 1998 for tax purposes and can be used to offset future capital gains at March 31, 1998. The Portfolios also had capital loss carryforwards at March 31, 1997, that can be used to offset future capital gains.

                                Post           Capital Loss       Capital Loss
                              10/31/96          Carryovers         Carryovers
                            Loss Deferral      Expiring 2003      Expiring 2005
                            -------------      -------------      -------------
Growth Fund                  135,849,361        26,625,248         135,427,740
Emerging Growth Fund                  --                --          47,805,236
Core Growth Fund              34,525,185                --          14,962,879
Select Equity Fund            33,676,908                --                  --
Large Cap Growth Fund          1,823,244                --           3,917,935
Cash Reserves Fund                    --                --               1,488

                        ========================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                        ========================================================

5.   Concentration of Credit Risk

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

6.   Transfer of Assets

On September 29, 1997 the net assets of the Newbold Equity Fund of the UAM Funds Trust were acquired by the PBHG Large Cap Value Fund pursuant to an agreement and plan of reorganization dated June 26, 1997. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue code. The Newbold Equity Fund had net assets of $12,288,371. Directly after the acquisition the combined net assets of the PBHG Large Cap Value Fund were $70,925,600.

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

                                     [LOGO]
                                     ------
                                      PBHG

                                      FUNDS
                                     ------
                              THE PBHG FUNDS, INC.
                                P.O. Box 419534
                           Kansas City, MO 64141-6534



                              Investment Adviser:
                       PILGRIM BAXTER & ASSOCIATES, LTD.

                                  Distributor:
                        SEI INVESTMENTS DISTRIBUTION CO.



                To open an account, receive account information
                          or request literature, call

                                 1-800-433-0051